JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                               FROM THE PRESIDENT
--------------------------------------------------------------------------------

[PHOTO]

Dear Policyholder:

     The equity markets continue to march steadily toward the third millennium, providing very positive results for your investments in an Ensemble-Registered Trademark-, Allegiance-Registered Trademark- or Alpha policy.
     The domestic and foreign stock markets continued their historic run, delivering positive returns in the first six months of 1999. Stateside, the S&P 500 Index large company stocks advanced 12.38%. We also began to see broader market advances as evident by a 14.19% gain in the Russell Mid-Cap Growth Index. Small capitalization stocks also participated with the Russell 2000 Index forging ahead 9.28%.
     I am pleased to report that within the Jefferson Pilot Variable Fund, four of five domestic equity portfolios provided better six month returns to shareholders than the unmanaged indices against which they are compared.
     Overseas, the MSCI EAFE Index (stocks of large companies in Europe, Australia and the Far East) advanced 3.24% during the period. The continued strong performance of the JPVF International Equity Portfolio compares very favorably to this benchmark with a first half return of 7.60%. Since its inception on January 1, 1998, Lombard Odier's Ronald Armist, the Portfolio Manager, has beaten the index by more than five percentage points.
     On May 1, 1999 we replaced sub-advisers on the Small Company Portfolio and the Balanced Portfolio. The Small Company Portfolio is now managed by Lord, Abbett & Company, an experienced investment firm in New York. Janus Capital Corporation, sub-adviser to the Capital Growth Porftolio since its inception in May, 1992, has taken over the management of the Balanced Portfolio. We are confident that these changes will have a positive impact on returns to shareholders. One more note regarding sub-advisers; Credit Suisse Group acquired 100% of Warburg Pincus Asset Management, Inc. last month. As a result of the acquisition and the combination of Warburg Pincus with Credit Suisse's existing U.S. asset management business, Credit Suisse Asset Management, LLC has become the sub-adviser of the Growth and Income Portfolio.
     During the first half of the year, Standard & Poors re-affirmed its "AAA" financial strength rating on the Jefferson Pilot Financial group of insurance companies, consisting of Jefferson-Pilot Life Insurance Company (issuer of Alpha), Jefferson Pilot Financial Insurance Company (issuer of Ensemble-Registered Trademark- II and Ensemble-Registered Trademark- SL), Alexander Hamilton Life Insurance Company (issuer of Allegiance-Registered Trademark-) and Jefferson Pilot LifeAmerica Insurance Company (issuer of Ensemble-Registered Trademark- II in New York). Combined with top-tier ratings from A.M. Best and Duff & Phelps, Jefferson Pilot Financial remains in a very small and elite group of life companies relative to financial strength.
     For policyholders, an important service has been added to Jefferson Pilot Financial's ExpressLine automated voice response system. It is now possible to perform financial transactions such as fund transfers and premium allocation changes via a toll free number. We hope that you will take advantage of this service the next time you need information about your policy. Simply call (800) 672-4822 between 7 AM and 7 PM, Monday through Friday and have your policy number available. If a wallet card, with useful information about using


--------------------------------------------------------------------------------
                                                                               1

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                               FROM THE PRESIDENT
--------------------------------------------------------------------------------

ExpressLine, is not enclosed in this report, please call (800) 258-3648 ext. 7719 to request one.
     Thank you for your continued confidence in Jefferson Pilot Financial and in your Ensemble-Registered Trademark- variable universal life or Allegiance -Registered Trademark- or Alpha variable annuity policy. We hope you close the millennium with health and prosperity.

Sincerely,

/s/ Ron Angarella

Ronald R. Angarella
PRESIDENT, JEFFERSON PILOT VARIABLE FUND, INC.









*The Jefferson Pilot Variable Fund investment options offered to policyholders will vary based on the variable insurance or variable annuity contract purchased. Please consult your product prospectus for a full listing of available investment options.

--------------------------------------------------------------------------------
2

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                               FROM THE PRESIDENT
--------------------------------------------------------------------------------

                                                                            PAGE
  Portfolio Profiles

     International Equity Portfolio                                           5

     World Growth Stock Portfolio                                            13

     Global Hard Assets Portfolio                                            25

     Emerging Growth Portfolio                                               33

     Capital Growth Portfolio                                                45

     Small Company Portfolio                                                 51

     Growth Portfolio                                                        59

     Growth and Income Portfolio                                             67

     Balanced Portfolio                                                      75

     High Yield Bond Portfolio                                               83

     Money Market Portfolio                                                  97

  Financial Statements                                                      102

  Notes to Financial Statements                                             111

--------------------------------------------------------------------------------
                                                                               3

                  [This page intentionally left blank]

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                         INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

"WE HAVE BECOME MORE OPTIMISTIC ON THE PROSPECTS FOR EUROPEAN EQUITIES, BELIEVING THE EURO HAS FOUND SUPPORT CLOSE TO PARITY WITH THE US DOLLAR, AND THAT GROWTH WILL SURPRISE ON THE UPSIDE."
                                         --Ronald Armist, Portfolio Manager--


--------------------------------------------------------------------------------

                                 INCEPTION DATE
                                 January 1, 1998

       ------------------------------------------------------------------

                                  FUND MANAGER
                      Lombard Odier International Portfolio
                               Management Limited

       ------------------------------------------------------------------

                        INVESTMENT OBJECTIVE AND STRATEGY
                  To realize long-term capital appreciation by
               investing substantially all of its total assets in
                         equity securities of companies
                  from countries outside of the United States.

       ------------------------------------------------------------------

                            NET ASSETS AS OF 6/30/99
                                   $24,575,163

       ------------------------------------------------------------------

                               NUMBER OF HOLDINGS
                                       71

       ------------------------------------------------------------------

                               PORTFOLIO TURNOVER
                                     32.97%


--------------------------------------------------------------------------------

                              ----------------------
                                 IN THIS SECTION
                              ----------------------

                                 Portfolio Facts

                                    Portfolio
                                   Composition

                              Financial Highlights

                                   Schedule of
                              Portfolio Investments

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  RONALD ARMIST
                                MANAGING DIRECTOR
                            CHIEF INVESTMENT OFFICER,
                                    EQUITIES

- Joined Lombard in 1983

- 21 years of investment experience

- B.B.S. from University of Cape Town

- Chartered Accountant


--------------------------------------------------------------------------------
                                                                               5

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                         INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

[CHART]

EDGAR REPRESENTION OF DATA POINTS USED IN PRINTED GRAPHIC

% of Portfolio ++
Common Stock        89.19%
Preferred Stock      3.53%
Cash                 7.28%

--------------------------------------
                         PERCENT OF
TOP TEN EQUITIES         PORTFOLIO++
--------------------------------------
BP Amoco, PLC              3.77%
Toyota Motor Corp.         2.67%
Nippon Telegraph &
   Telephone Corp.         2.60%
Nokia Oyj                  2.56%
Elf Aquitaine, SA          2.24%
Nippon Steel Corp.         2.06%
Barclays, PLC              1.91%
Ito-Yakado Company, Ltd.   1.88%
Nintendo Co., Ltd.         1.81%
Novartis, AG               1.80%

--------------------------------------
                          PERCENT OF
TOP TEN COUNTRIES        PORTFOLIO++
--------------------------------------
Japan                     22.48%
United Kingdom            20.42%
France                    10.26%
Netherlands                7.29%
Germany                    4.85%
Sweden                     4.49%
Switzerland                4.00%
Ireland                    3.76%
Finland                    2.56%
Brazil                     2.48%

++Represents market value of investments plus cash.

FOREIGN SECURITIES ARE SUBJECT TO HIGHER RISKS THAT DOMESTIC ISSUES INCLUDING CURRENCY FLUCTUATIONS, POLITICAL INSTABILITY AND DIFFERENCES IN ACCOUNTING METHODS.

     "The global investment world has changed dramatically over the past quarter. The end of the Kosovo Crisis coincided with better than expected GDP numbers from both Germany and Japan. US money managers now have genuine investment opportunities outside their own capital markets. This will have a major impact on global fund flows over the balance of the year".

     The International Equity Portfolio outperformed the MSCI EAFE Index by 4.3% during the first half of 1999. Both top-down country allocation and bottom-up stock selection contributed to this performance. Particularly, the Portfolio benefited from the decision to reduce the underweight in Japanese equities as improving growth expectations helped rally the Nikkei off the lows of last October. The Portfolio also retained an overweight position in global telecommunications and cellular phone operators, such as Japan's NTT and Finland's Nokia, both of which performed strongly over the period. Overweight positions in economically sensitive basic materials companies, such as BP Amoco and Elf Aquitaine, also made a significant positive contribution to portfolio performance.

     The International Equity Portfolio outperformed the MSCI EAFE Index by 0.8% during the quarter. Both top down country allocation and bottom up stock selection contributed to this performance. Underweight positions in Germany and Switzerland were beneficial, whilst the upweight in Japan contributed, as better growth prospects helped generate substantial gains on the Nikkei. Overweight positions in select telecommunications issues such as Nokia, and basic materials companies such as BP Amoco, also supported the Portfolio's performance.

     The expansionary monetary policies put in place following last summer's financial crisis have achieved their twin objectives of avoiding widespread deflation and promoting global growth. Equities have responded in kind, with many key global markets now trading at or near historic highs. The first half was particularly notable for the dramatic moves in most of the Asian "recovery" markets. Singapore, Korea, Thailand and Indonesia all produced returns in excess of 40% - most of the gains coming in the second quarter. The real star was China, with gains in excess of 120% following the adoption of more aggressively pro-growth policies by the Beijing authorities. Even Japan continues to attract foreign buying, as first quarter GDP surprised on the upside.

     The Fed's recent rate hike has potentially signalled the end - or at least the beginning of the end - to global "easy money". A modest slowdown in the US could lead to a resynchronisation of global growth, if the nascent signs of recovery in Germany and Japan are not to be choked off by higher rates.

--------------------------------------------------------------------------------
6

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                         INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

     Our core strategy remains one of optimism for markets outside the US, with European and Asian growth likely to surprise on the upside. However, given the strength of recent market moves, some consolidation would seem reasonable over the short term.

     The key risk of higher US interest rates has now become a reality and is largely discounted by markets. The duration of the tightening cycle remains problematic, however. The consensus believes we are likely to have only more "touch on the pedal" - one more rate hike only - at worst. We believe this view may prove rather complacent. The bulls of non-inflationary growth should remember that the Fed jacked up rates six times in `94 despite retaining a "neutral bias".

     Doubts over the potential for European growth have already been reflected in the poor performance of the spanking new Euro currency. European egos have taken a severe battering in consequence. However, prospects for European growth are now significantly more encouraging.

     The outlook for Germany, in particular, is set to improve. First quarter German GDP numbers revealed surprisingly strong final demand, whilst a pick up in business sentiment - as revealed by the IFO Survey - is generally a good leading indicator for improving manufacturing output. The longer-term positive arguments in favour of European equities remain in place. The momentum of structural reform is increasing, whilst corporate restructuring and rationalisation continues to be a dominant theme with the dramatic upsurge in M&A activity.

     The lagged effects of the weak Euro are also beginning to feed through to improving export orders. Any recovery in the German economy also augurs well for the "satellite" manufacturing economies of Poland, Hungary and the Czech Republic. Longer term convergence arguments for these potential third round entrants into the European Monetary System provide additional support. We have consequently become more optimistic on the prospects for European equities, believing the Euro has found support close to parity with the US dollar, and that growth will surprise on the upside.

     The bull case for UK equities remains firmly in place. Convergence support is still strong with the UK set to become the next "Euro bubble" as interest rates decline towards those of the EMU area. Moreover, UK rates will fall, irrespective of the convergence dictates of EMU membership. UK inflation is substantially below the government's target level and now threatens to drop below the point at which reflationary action is triggered. Given this benign inflationary backdrop and the strength of sterling year-to-date, the Bank of England has ample scope to cut interest rates, not just once, but several times. Economic recovery, buoyant M&A activity and a positive earnings outlook, all lend additional support. We continue to remain overweight UK equities.

     The Japanese "turnaround" has perhaps been the most significant development over the period, and has caused the greatest change in our Portfolio, as we have moved from a

--------------------------------------------------------------------------------
                                                                               7

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                         INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

significant underweight to a neutral position. The Japanese economy and stock market have now bottomed. After five consecutive quarters of negative GDP growth, Japan has finally confounded the sceptics with tangible evidence of economic turnaround.

     Corporate restructuring, "free money" and pro-active government policies, to support the economy and accelerate the pace of structural reform, all support a more positive outlook. GDP growth rates of 8% are clearly unsustainable and probably questionable. However, international investors - ourselves included - have been sufficiently convinced of the merits of Japan's "turnaround" to at least close their negative bets in Japanese equities.

     The Japanese valuation excesses of the late 1980's have now been eliminated as Japan begins to emerge from its decade long bear market. Liquidity support, international portfolio flows and domestic pension fund reform all indicate substantial upside potential over the long term. The market's low correlation with Wall Street may prove an additional incentive. We are currently neutral to the index and may be looking to go overweight, if further evidence of sustainable economic growth emerges.

     The encouraging signs of economic turnaround in Europe and Asia support a bullish scenario, which calls for a resynchronisation of global growth over the next eighteen months. International valuation comparisons relative to bonds also favour Germany and Japan, our two global manufacturing "recovery" markets. In the US, arguments relating to sky-high equity valuations, less benign monetary conditions and the possible/potential/inevitable build up of inflationary pressures have all been rehearsed many times. It is not necessary to create a bear case for the US in order to present a bull case for the rest of the world. We would simply content ourselves with a misquote from the Czech writer Milan
Kundera: "Life may be elsewhere..."!

[GRAPH]

             INTERNATIONAL EQUITY PORTFOLIO AND THE MSCI EAFE INDEX
              Comparison of Change in Value of $10,000 Investment

              INTERNATIONAL        MSCI
                 EQUITY         EAFE INDEX
               PORTFOLIO
1/1/98         $10,000           $10,000
1/31/98        $10,336           $10,444
2/28/98        $11,118           $11,101
3/31/98        $11,535           $11,430
4/30/98        $11,611           $11,506
5/31/98        $11,759           $11,437
6/30/98        $11,604           $11,510
7/31/98        $11,837           $11,613
8/31/98        $10,452           $10,160
9/30/98        $10,103           $ 9,835
10/31/98       $10,840           $10,846
11/30/98       $11,603           $11,388
12/31/98       $12,166           $11,823
1/31/99        $12,327           $11,774
2/28/99        $12,063           $11,480
3/31/99        $12,704           $11,945
4/30/99        $13,203           $12,415
5/31/99        $12,526           $11,761
6/30/99        $13,091           $12,206

-----------------------------------
   AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------

                            MSCI
             INTERNATIONAL  EAFE
                EQUITY      INDEX
YTD              7.60%      3.24%
1 YEAR          12.81%      6.05%
INCEPTION       19.76%     14.25%

COMMENCEMENT OF OPERATIONS JANUARY 1, 1998. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THIS GRAPH COMPARES AN INITIAL $10,000 INVESTMENT MADE IN THE INTERNATIONAL EQUITY PORTFOLIO (THE "PORTFOLIO") AT ITS INCEPTION WITH A SIMILAR INVESTMENT IN THE MSCI EAFE INDEX. FOR THE PURPOSES OF THIS GRAPH AND THE ACCOMPANYING TABLE, THE AVERAGE ANNUAL TOTAL RETURN FOR THE PORTFOLIO REFLECTS ALL RECURRING EXPENSES AND INCLUDES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

THE MSCI EAFE INDEX IS AN UNMANAGED INDEX AND INCLUDES THE REINVESTMENT OF ALL DIVIDENDS, BUT DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS, ADVISORY FEES OR EXPENSES THAT ARE ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO.

SHARES OF THE PORTFOLIO ARE OFFERED ONLY THROUGH THE VARIABLE PRODUCTS OF JEFFERSON PILOT FINANCIAL AND ITS AFFILIATES. TOTAL RETURNS DO NOT REFLECT ANY SEPARATE ACCOUNT EXPENSES IMPOSED ON THE POLICIES WHICH MAY INCLUDE A PREMIUM TAX CHARGE, ACCOUNT FEES, COST OF INSURANCE, MORTALITY EXPENSES AND SURRENDER CHARGES, AS APPLICABLE.


--------------------------------------------------------------------------------
8

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                         INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


FINANCIAL HIGHLIGHTS
                                                      (UNAUDITED)
                                                      SIX MONTHS
                                                         ENDED         YEAR ENDED
                                                         JUNE           DECEMBER
                                                       30, 1999         31, 1998
Net asset value, beginning of period              $     12.12       $     10.00

INCOME FROM INVESTMENT OPERATIONS
  Net investment income
  Net gains and losses on securities
    (both realized and unrealized)                       0.93              2.16
                                                  -----------       -----------
   Total from investment operations                      0.93              2.16

LESS DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income
  Dividends in excess of net investment income
  Distributions from capital gains                                        (0.04)
  Distributions in excess of capital gains
  Returns of capital                              -----------       -----------

   Total distributions                                   0.00             (0.04)

Net asset value, end of period                    $     13.05       $     12.12
                                                  -----------       -----------
                                                  -----------       -----------

Total Return (A)                                         7.60%            21.66%

Ratios to Average Net Assets:
  Expenses                                               1.35%             1.55%
  Net investment income                                  0.48%             0.04%

Portfolio Turnover Rate                                 32.97%            77.23%

Net Assets, At End of Period                      $24,575,163       $16,576,281


(A) Total return assumes reinvestment of all dividends during the period and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return figures for periods of less than one year have not been annualized.

--------------------------------------------------------------------------------
                                                                               9

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                         INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

        SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)

-------------------------------------------------------------
COMMON STOCK--90.20%
-------------------------------------------------------------
                                                  Market
Company                              Shares         Value
-------------------------------------------------------------
  AEROSPACE & DEFENSE-1.06%
  British Aerospace, PLC              40,257   $     261,283
                                               -------------
                                                     261,283
                                               -------------

  APPLIANCES-1.76%
  Electrolux, AB, Series B            20,706         433,521
                                               -------------
                                                     433,521
                                               -------------

  AUTOMOTIVE MANUFACTURING-3.87%
  DaimlerChrysler,  AG                 3,312         286,901
  Toyota Motor Corp.                  21,000         664,512
                                               -------------
                                                     951,413
                                               -------------

  BANKING-12.75%
  Allied Irish Banks, PLC             20,800         275,410
  Alpha Credit Bank                    5,317         342,749
  Anglo Irish Bank Corp., PLC         75,000         186,791
  Argentaria, Caja Postal y Banco
    Hipotecario de Espana, SA          5,952         135,588
  Banca Intesa, SPA                   63,868         306,925
  Bank of Ireland                     10,000         168,093
  Bank of Tokyo-
    Mitsubishi, Ltd., The             20,000         284,708
  Barclays, PLC                       16,300         474,303
  Industrial Bank of
    Japan, Ltd., The                  53,000         420,370
  Lloyds TSB Group, PLC               23,687         321,104
  Unicredito Italiano, SPA            49,690         218,293
                                               -------------
                                                   3,134,334
                                               -------------

  BEVERAGES-0.97%
  BRL Hardy, Ltd.                     56,217         238,368
                                               -------------
                                                     238,368
                                               -------------

-------------------------------------------------------------
COMMON STOCK--CONTINUED
-------------------------------------------------------------
                                                  Market
Company                              Shares         Value
-------------------------------------------------------------
  BUILDING CONSTRUCTION-1.48%
  Berkeley Group, PLC, The            21,400   $     257,380
  New World Infrastructure, Ltd.+     57,000         107,262
                                               -------------
                                                     364,642
                                               -------------

  BUILDING MATERIALS-4.24%
  CRH, PLC                            17,200         304,695
  Lafarge, SA                          3,700         351,800
  Tostem Corp.                        20,000         384,183
                                               -------------
                                                   1,040,678
                                               -------------

  COMMERCIAL SERVICES-2.82%
  Granada Group, PLC                  20,158         373,991
  Vivendi Ex-Gen des Eaux              3,927         318,104
                                               -------------
                                                     692,095
                                               -------------

  COMPUTER INFORMATION SYSTEMS-2.34%
  Cap Gemini, SA                       2,352         369,645
  Groupe Steria, SCA+                  5,000         204,702
                                               -------------
                                                     574,347
                                               -------------

  DELIVERY & FREIGHT SERVICES-1.01%
  TNT Post Group, N.V.                10,432         249,047
                                               -------------
                                                     249,047
                                               -------------

  ELECTRONICS-2.59%
  Mabuchi Motor Co., Ltd.              2,900         269,547
  Sony Corp.                           3,400         366,585
                                               -------------
                                                     636,132
                                               -------------

  ELECTRONICS - SEMICONDUCTORS-1.11%
  STMicroelectronics, N.V.             4,094         272,736
                                               -------------
                                                     272,736
                                               -------------

  ENTERTAINMENT & LEISURE-0.94%
  NAMCO, Ltd.                          8,600         230,923
                                               -------------
                                                     230,923
                                               -------------

+ Non-income producing security.


              See notes to financial statements.

-------------------------------------------------------------
10

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                         INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

  SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)-CONTINUED

-------------------------------------------------------------
  COMMON STOCK--CONTINUED
-------------------------------------------------------------
                                                    Market
Company                              Shares          Value
-------------------------------------------------------------
  FINANCIAL SERVICES-1.80%
  ING Groep, N.V.                      3,927   $     212,610
  Schroders, PLC                      11,207         228,945
                                               -------------
                                                     441,555
                                               -------------
  INSURANCE-3.08%
  AEGON, N.V.                          3,608         261,754
  Allianz, AG                          1,083         300,430
  Zurich Allied, AG                      344         195,610
                                               -------------
                                                     757,794
                                               -------------

  LODGING-1.29%
  Accor, SA                            1,259         316,146
                                               -------------
                                                     316,146
                                               -------------

  MANUFACTURING-2.40%
  BBA Group, PLC                      30,423         233,544
  Mannesmann, AG                       2,390         356,639
                                               -------------
                                                     590,183
                                               -------------

  MINING & METALS - FERROUS & NONFERROUS-3.22%
  Mitsui Mining &
    Smelting Co., Ltd.                54,000         278,842
  Nippon Steel Corp.                 221,000         513,078
                                               -------------
                                                     791,920
                                               -------------

  MINING & METALS - PRECIOUS-0.48%
  WMC, Ltd.                           27,200         116,844
                                               -------------
                                                     116,844
                                               -------------

  OFFICE EQUIPMENT-0.28%
  Ricoh Co., Ltd.                      5,000          68,822
                                               -------------
                                                      68,822
                                               -------------

  OIL & GAS - INTEGRATED-6.08%
  BP Amoco, PLC                       52,300         937,344
  Elf Aquitaine, SA                    3,802         557,930
                                               -------------
                                                   1,495,274
                                               -------------

-------------------------------------------------------------
  COMMON STOCK--CONTINUED
-------------------------------------------------------------
                                                    Market
Company                              Shares          Value
-------------------------------------------------------------
  PHARMACEUTICAL-5.00%
  Novartis, AG                           307   $     448,276
  Roche Holding, AG                       34         349,492
  SmithKline Beecham, PLC             33,100         430,185
                                               -------------
                                                   1,227,953
                                               -------------

  PUBLISHING & PRINTING-3.01%
  Singapore Press Holdings, Ltd.      17,494         297,982
  VNU, N.V.                           11,080         442,766
                                               -------------
                                                     740,748
                                               -------------

  RAILROAD-1.13%
  Railtrack Group, PLC                13,600         278,045
                                               -------------
                                                     278,045
                                               -------------

  REAL ESTATE-1.20%
  City Developments, Ltd.             46,200         295,789
                                               -------------
                                                     295,789
                                               -------------

  RETAIL STORES-9.13%
  Hennes & Maruitz, AB                14,392         355,496
  Ito-Yokado Co., Ltd.                 7,000         468,455
  Kingfisher, PLC                     24,600         283,071
  Koninklijke Ahold, N.V.             10,815         372,508
  Marui Company, Ltd.                 20,000         330,479
  Pinault-Printemps-Redoute, SA        2,522         432,774
                                               -------------
                                                   2,242,783
                                               -------------

  TELECOMMUNICATIONS-7.39%
  Nippon Telegraph &
    Telephone Corp.                       55         645,262
  Portugal Telecom, SA                 4,869         198,084
  Telefonaktiebolaget LM Ericsson     10,179         326,262
  Telekomunikacja Polska, SA,
    Series 144A, GDR+                 37,200         260,746
  Vodafone AirTouch, PLC              19,529         384,792
                                               -------------
                                                   1,815,146
                                               -------------

+ Non-income producing security.


-------------------------------------------------------------
              See notes to financial statements.

-------------------------------------------------------------
                                                           11

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                         INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

   SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)-CONTINUED

-------------------------------------------------------------
  COMMON STOCK--CONTINUED
-------------------------------------------------------------
                                                    Market
Company                              Shares          Value
-------------------------------------------------------------
  TELECOMMUNICATIONS EQUIPMENT-2.59%
  Nokia Oyj                            7,260   $     636,382
                                               -------------
                                                     636,382
                                               -------------

  TOYS-1.83%
  Nintendo Co., Ltd.                   3,200         449,717
                                               -------------
                                                     449,717
                                               -------------

  TRANSPORTATION-2.49%
  Arriva, PLC                         42,300         250,706
  Stagecoach Holdings, PLC           100,559         360,215
                                               -------------
                                                     610,921
                                               -------------

  UTILITIES - ELECTRIC & GAS-0.86%
  Tokyo Electric Power Co.            10,000         211,094
                                               -------------
                                                     211,094
                                               -------------

    TOTAL COMMON STOCK
    (Cost $19,837,833)                            22,166,635
                                               -------------

-------------------------------------------------------------
  PREFERRED STOCK-3.57%
-------------------------------------------------------------
                                                    Market
Company                              Shares          Value
-------------------------------------------------------------
  COMPUTER SOFTWARE - MINI & MICRO-1.07%
  SAP, AG                                657   $     262,543
                                               -------------
                                                     262,543
                                               -------------
  TELECOMMUNICATIONS-2.50%
  Tele Sudeste Celular
    Participacoes, SA, ADR             9,700         281,300
  Telesp Celular Participacoes, SA+   12,500         334,375
                                               -------------
                                                     615,675
                                               -------------

    TOTAL PREFERRED STOCK
    (Cost $700,884)                                  878,218
                                               -------------

-------------------------------------------------------------
  RIGHTS AND WARRANTS--0.00%
-------------------------------------------------------------
                                                    Market
Company                              Shares          Value
-------------------------------------------------------------
  TELECOMMUNICATIONS-0.00%
    Portugal Telecom, SA+              4,869   $         300
                                               -------------
                                                         300
                                               -------------

    TOTAL RIGHTS AND WARRANTS
    (Cost $0)                                            300
                                               -------------

    TOTAL INVESTMENTS
    (Cost $20,538,717)                93.77%      23,045,153
  Other assets, less liabilities       6.23        1,530,010
                                     -------   -------------
    TOTAL NET ASSETS                 100.00%     $24,575,163
                                     -------   -------------
                                     -------   -------------

+ Non-income producing security.


             See notes to financial statements.

-------------------------------------------------------------
12

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                          WORLD GROWTH STOCK PORTFOLIO
--------------------------------------------------------------------------------


"AS BOTTOM UP STOCK PICKERS, WE ARE CONTINUOUSLY SEARCHING FOR COMPANIES WHOSE FUTURE EARNINGS POTENTIAL OR ASSET VALUE ARE BEING UNDERVALUED BY THE MARKET."

                                  --Cindy Sweeting, Portfolio Manager--




--------------------------------------------------------------------------------

                                 INCEPTION DATE
                                 August 1, 1985

               ---------------------------------------------------

                                  FUND MANAGER
                        Templeton Global Advisors Limited

               ---------------------------------------------------

                        INVESTMENT OBJECTIVE AND STRATEGY
                   To achieve long-term capital growth through
                       a policy of investing primarily in
                    stocks of domestic or foreign companies.

               ---------------------------------------------------

                            NET ASSETS AS OF 6/30/99
                                  $126,574,487

               ---------------------------------------------------

                               NUMBER OF HOLDINGS
                                       145

               ---------------------------------------------------

                               PORTFOLIO TURNOVER
                                     15.96%


--------------------------------------------------------------------------------



                       ---------------------------------
                                 IN THIS SECTION
                       ---------------------------------

                                 Portfolio Facts

                                    Portfolio
                                   Composition

                              Financial Highlights

                                   Schedule of
                              Portfolio Investments

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                              CINDY SWEETING, CFA

- Joined Templeton organization in 1997

- Previously vice president of investments with McDermott International Co., Inc.

- Serves on Board of Directors of the International Society of Financial
  Analysts

- B.A. from Georgetown University

- Chartered Financial Analyst


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                          WORLD GROWTH STOCK PORTFOLIO
--------------------------------------------------------------------------------

[CHART]

      % of Portfolio ++
Common Stock              94.72%
Preferred Stock            2.36%
Cash                       2.68%
Corporate Bonds            0.24%

----------------------------------------
                           PERCENT OF
TOP TEN EQUITIES           PORTFOLIO++
----------------------------------------
Hutchison Whampoa, Ltd.      2.64%
Repsol, SA                   1.80%
Telefonos de Mexico, SA,
   ADR, Class L              1.71%
UNUM Corp.                   1.64%
J.C. Penney Company, Inc.    1.60%
Nortel Networks Corp.        1.50%
Zurich Allied, AG            1.49%
Anglo American
   Platinum Corp.            1.34%
Coles Myer, Ltd.             1.31%
Bank Austria, AG             1.29%


----------------------------------------
                           PERCENT OF
TOP TEN COUNTRIES          PORTFOLIO++
----------------------------------------
United States               22.64%
United Kingdom              13.79%
Hong Kong                    8.59%
France                       7.44%
Australia                    4.94%
Japan                        4.45%
Mexico                       4.18%
Netherlands                  3.24%
Spain                        3.19%
Germany                      3.17%

 ++ Represents market value of
     investments plus cash.


FOREIGN SECURITIES ARE SUBJECT TO HIGHER RISKS THAT DOMESTIC ISSUES INCLUDING CURRENCY FLUCTUATIONS, POLITICAL INSTABILITY AND DIFFERENCES IN ACCOUNTING METHODS.

   During the middle of 1998, investors were clearly worried about the health of the global economy and the potential for substantial earnings shortfalls. The Asian economic crisis appeared to be spreading to other regions, particularly Russia and Latin America, and as it threatened to negatively impact the US economy, sentiment toward global equity markets plummeted. Three quick and successive interest rate reductions by Federal Reserve Chairman Alan Greenspan last autumn proved to be the catalyst for the stabilization of both the world economic outlook and investor confidence. Over the past six months, the global recovery that began in the last quarter of 1998 took hold. Investor confidence resolutely spread throughout world markets. Fortunately, the World Growth Portfolio was well positioned to take advantage of the revitalized health of the global economy, as amidst this widespread renewal in investor confidence, value stocks finally returned to favor. In addition to strong performance by the Portfolio's holdings in the Asian and South American markets in the first half of 1999, cyclical stocks and laggards perceived to be dependent on a global recovery also showed good returns.

   Though not outweighing the positives, pockets of difficulty existed and continue to exist. The perceived panacea of European monetary union did not resolve some of the structural economic difficulties of member countries, as reflected by the weak Euro. European policymakers struggled with the need to stimulate sluggish growth through lower interest rates while simultaneously defending the value of the beleaguered currency. Although the weaker Euro is playing a welcome economic role in encouraging greater exports and reduced imports, we believe Europe will also need to address structural impediments in its labor markets to make the Euro a long-term success. The weak Euro did not prevent many of the European bourses from performing well, but it did dampen some European returns in U.S. dollar terms. Notable exceptions were those who have not yet taken part in monetary union including Norway, Sweden, and the UK, all of which finished in positive territory. Last year, we had lightened our overall position in European equities, as valuations for some stocks were beginning to look rather full to us. This aided our relative performance in 1999's first half as many European stocks, particularly the most expensive, shares in which we had little exposure, performed poorly. On an encouraging note, many European companies showed initiative by restructuring and/or acquiring to gain critical mass and reduce costs, and the Portfolio benefited from these trends. In particular, the Portfolio was helped by holdings in the UK where we have uncovered bargains in a number of


-------------------------------------------------------------------------------
14

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                          WORLD GROWTH STOCK PORTFOLIO
--------------------------------------------------------------------------------

smaller, engineering firms over the past year. Many of these stocks have posted sizeable gains this year.

   In Latin America, we identified many stocks last year we believed to be bargain priced. Over the past six months, these markets have epitomized the optimism of equity investors and Latin American equities were some of the primary beneficiaries of the receding atmosphere of economic crisis and resultant recovery in commodity prices during the first half of 1999. The Brazilian devaluation, which many thought might again send the Latin markets reeling, had a positive impact which has not only resulted in the rebound of the Brazilian market, but has brought to the forefront, a global debate on the benefits of floating versus pegged currencies in the developing markets. Brazil has benefited from the continued stabilization of the real, which together with benign inflation and a pick up in exports, has allowed interest rates to be reduced by more than half from their peak this year. Mexico is also benefiting from a stable currency, a strong U.S. economy and higher oil prices. The Mexican market is among the best performing markets in the world thus far this year. Yet, in spite of the rallies in these countries, they remain among the most attractive globally and we continue to identify bargains. We feel that if inflation remains under control, local interest rates fall further, fiscal and trade imbalances are addressed, and privatizations move forward, the potential for further capital gains on our holdings may be significant.

   Southeast Asian stock markets were also major beneficiaries of the improved health of the global economies and, again, the Portfolio was well exposed to this trend. The Korean, Thai, and Singaporean stock markets each rose more than 50% in U.S. dollar terms, and Hong Kong equities, where most of our Asian exposure was placed, advanced over 30% during the first six months of 1999. Government-led bail-outs to end the regional banking crisis, some progress on debt restructuring, improved current account positions, and sharply falling interest rates all appear to have signaled to the financial markets that the "point of maximum pessimism" that Templeton's research analysts are always searching for, had passed. The recovery in sentiment and resumed investment in Asian markets has been justified by the long needed, and once unthinkable, reforms being implemented by governments across Asia. Many changes are yet to be made, but the direction remains positive. We hope to take advantage of attractively priced new issues of equity, as we believe that many Asian companies still need to sell shares in order to rebuild balance sheets weakened by the economic crisis in 1997-98.

   Our largest Asian weighting remains Hong Kong, though our overweight position in Asia includes other exposure in the region. The Hong Kong market has more than doubled from its low in July 1998. Though valuations have indeed risen and we have taken advantage of improved stock prices to trim some of our larger positions, we maintain an overweight position, believing that the


-------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                          WORLD GROWTH STOCK PORTFOLIO
--------------------------------------------------------------------------------

full earnings recovery is yet to come. Companies trading at 26x projected 1999 earnings make Hong Kong stocks appear expensive when compared with the US and Europe. However, the comparison does not consider that earnings for Hong Kong companies remain depressed and consumer confidence is only just rebuilding. As the economy continues to improve and interest rates continue to come down, we believe that our exposure in Hong Kong will continue to outperform.

   Japanese stocks also posted a strong advance in the past quarter. While many challenges remain for the Japanese economy, investors' fears that the nation was entering into a more rapid downward economic spiral never fully materialized. While many Japanese stocks are still not inexpensive enough to meet our strict Templeton long-term value criteria, we were able to identify several shares that were. For the first time in many years, the Portfolio has a meaningful exposure to Japanese stocks. However, our holdings in these shares still represent an underweight position relative to the index, and this detracted from our returns in the first half.

   As bottom up stock pickers, we are continuously searching for companies whose future earnings potential or asset value are being undervalued by the market. We attempt to identify companies within a certain sector or industry whose current results are being negatively impacted by a certain macroeconomic trend that we believe is, or will be, changing.

   During the last six months, the World Growth Portfolio's performance has benefited from industry exposure as cyclical companies rebounded on the back of an unanticipated improvement in commodity prices. Many of these companies were selling at valuations that were near 20-year lows, relative to their respective markets. Our bottom up approach led us to take advantage of these depressed multiples by establishing significant positions in chemicals, forest products, metals and mining companies. Signs of continued expansion in the U.S., coupled with a recovery in Asia, have bid up materials prices from aluminum to zinc. Among the beneficiaries in the Portfolio were Finnish forest products companies, including Stora Enso and UPM-Kymmene, and metal producers Anglo American Platinum and WMC, Inc. Similarly, a rebound in oil prices helped our holdings in the energy sector. Share prices responded positively to continued consolidation in the sector, including our position in YPF in Argentina which was successfully acquired by Repsol, and our position in the French company Elf Aquitaine, the most recent target of a bid by Total Fina.

   Rising commodity prices also fueled the U.S. market. While in previous quarters, and indeed for several years, gains in technology stocks and growth stocks have predominated, the perception of a global recovery shifted U.S. investors' focus to cyclical companies. This transition, and the continued strong


-------------------------------------------------------------------------------
16

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                          WORLD GROWTH STOCK PORTFOLIO
--------------------------------------------------------------------------------

economic data and ever falling unemployment numbers, triggered Federal Reserve Chairman Alan Greenspan's inflation vigilance, causing him to take back 25 of the 75 basis point interest rate cut that the Fed utilized last fall, to offset the strain of the Asian crisis. Those rate cuts and the resultant increase in liquidity stimulated an already strong US economy to a growth rate we believe to be in excess of its long run potential. While inflation still appears dormant, this growth trend has reduced the available labor pool dramatically, thereby posing the threat of wage gains in excess of productivity growth. Meanwhile, earnings growth remains very strong, enabling the U.S. stock market to shrug off rising interest rates and move to new record highs. Given these considerations, as well as the high level of valuations in the U.S. stock market, our holdings in U.S. stocks remain substantially below that of the index. This has impaired results in the Portfolio thus far in 1999, but we believe that our long-standing approach of focusing exclusively on bargain-priced shares should ultimately yield better results.

   The US is among the world's three most expensive markets, which explains our difficulty in finding a large number of bargains in the U.S., and hence, our relative underweight versus the World Index. However, we are finding a number of new investments in the U.S. without altering our value philosophy. Some of our more recent additions have been focused in the energy and insurance sectors, with companies like Occidental Petroleum and ReliaStar Financial, among others.

   The rebound in cyclical and energy related companies coupled with improvement in Asian and Latin American investments accounted for much of the improved performance of the World Growth Portfolio this year. These positions were built up over the past few years and contributed to the weaker performance experienced in 1998. So far, 1999 has proved a kinder year to value-oriented investors. As other investors scramble to pay high prices for those stocks with the most attractive current outlook or most appealing trend, Templeton's analysts diligently search for those shares selling at the lowest prices in relation to long-term earnings potential. At Templeton, we remain committed to implementing our disciplined investment process and consequently, we remain more steadfast than ever in our conviction that Templeton's value-based stocking approach will produce superior returns for investors over the long term.

[GRAPH]

              WORLD GROWTH STOCK PORTFOLIO AND THE MSCI WORLD INDEX Comparison of Change in Value of $10,000 Investment.

              WORLD GROWTH        MSCI
                 STOCK            WORLD
               PORTFOLIO          INDEX
8/1/85         $10,000           $10,000
9/30/85        $ 9,112           $10,137
12/31/85       $10,526           $11,822
3/31/86        $12,932           $14,371
6/30/86        $12,715           $15,328
9/30/86        $12,765           $16,146
12/31/86       $13,449           $16,882
3/31/87        $14,918           $20,707
6/30/87        $14,999           $21,851
9/30/87        $16,167           $23,311
12/31/87       $12,408           $19,712
3/31/88        $13,855           $22,022
6/30/88        $14,352           $21,836
9/30/88        $14,141           $21,928
12/31/88       $14,034           $24,433
3/31/89        $15,373           $25,008
6/30/89        $15,862           $24,689
9/30/89        $18,247           $27,584
12/31/89       $18,041           $28,634
3/31/90        $17,244           $24,562
6/30/90        $18,671           $26,580
9/30/90        $15,554           $21,760
12/31/90       $16,176           $23,904
3/31/91        $17,797           $26,288
6/30/91        $17,325           $25,434
9/30/91        $18,848           $27,260
12/31/91       $19,812           $28,439
3/31/92        $19,777           $26,152
6/30/92        $20,910           $26,660
9/30/92        $20,281           $27,143
12/31/92       $21,015           $27,114
3/31/93        $22,440           $29,479
6/30/93        $23,314           $31,306
9/30/93        $25,138           $32,814
12/31/93       $28,014           $33,384
3/31/94        $27,156           $33,628
6/30/94        $26,728           $34,678
9/30/94        $28,551           $35,464
12/31/94       $27,248           $35,248
3/31/95        $27,603           $36,944
6/30/95        $29,865           $38,568
9/30/95        $31,357           $40,772
12/31/95       $31,703           $42,762
3/31/96        $33,105           $44,543
6/30/96        $34,373           $45,880
9/30/96        $34,737           $46,568
12/31/96       $37,795           $48,757
3/31/97        $38,862           $48,935
6/30/97        $43,136           $56,368
9/30/97        $47,062           $58,029
12/31/97       $43,588           $56,656
3/31/98        $48,979           $64,769
6/30/98        $47,104           $66,084
9/30/98        $39,514           $58,160
12/31/98       $44,831           $70,223
3/31/99        $44,840           $72,518
6/30/99        $50,285           $75,767

----------------------------
AVERAGE ANNUAL TOTAL RETURNS
----------------------------

                             MSCI
                 WORLD      WORLD
                GROWTH      INDEX
YTD             12.17%      7.90%
1 YEAR           6.75%     14.28%
5 YEAR          13.47%     15.05%
10 YEAR         12.23%      9.63%
INCEPTION       12.30%     15.66%

COMMENCEMENT OF OPERATIONS AUGUST 1, 1985. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THIS GRAPH COMPARES AN INITIAL $10,000 INVESTMENT MADE IN THE WORLD GROWTH STOCK PORTFOLIO (THE "PORTFOLIO") AT ITS INCEPTION WITH A SIMILAR INVESTMENT IN THE MSCI WORLD INDEX. FOR THE PURPOSES OF THIS GRAPH AND THE ACCOMPANYING TABLE, THE AVERAGE ANNUAL TOTAL RETURN FOR THE PORTFOLIO REFLECTS ALL RECURRING EXPENSES AND INCLUDES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

THE MSCI WORLD INDEX IS AN UNMANAGED INDEX AND INCLUDES THE REINVESTMENT OF ALL DIVIDENDS, BUT DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS, ADVISORY FEES OR EXPENSES THAT ARE ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO.

SHARES OF THE PORTFOLIO ARE OFFERED ONLY THROUGH THE VARIABLE PRODUCTS OF JEFFERSON PILOT FINANCIAL AND ITS AFFILIATES. TOTAL RETURNS DO NOT REFLECT ANY SEPARATE ACCOUNT EXPENSES IMPOSED ON THE POLICIES WHICH MAY INCLUDE A PREMIUM TAX CHARGE, ACCOUNT FEES, COST OF INSURANCE, MORTALITY EXPENSES AND SURRENDER CHARGES, AS APPLICABLE.


-------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                          WORLD GROWTH STOCK PORTFOLIO
--------------------------------------------------------------------------------

                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


FINANCIAL HIGHLIGHTS

                                               (UNAUDITED)
                                               SIX MONTHS
                                                  ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                                                  JUNE        DECEMBER       DECEMBER       DECEMBER      DECEMBER       DECEMBER
                                                30, 1999      31, 1998       31, 1997       31, 1996      31, 1995       31, 1994

  Net asset value, beginning of period       $     21.90    $     23.28    $     23.31    $    21.20     $    19.00    $    20.89

  INCOME FROM INVESTMENT OPERATIONS
   Net investment income                            0.28           0.56           0.53          0.49           0.45          0.25
   Net gains and losses on securities
     (both realized and unrealized)                 2.35           0.12           2.97          3.56           2.65         (0.89)
                                             -----------    -----------    -----------    ----------     ----------    ----------

   Total from investment operations                 2.63           0.68           3.50          4.05           3.10         (0.64)

  LESS DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income            (0.07)         (0.47)         (0.53)        (0.48)         (0.43)        (0.25)
   Dividends in excess of net
     investment income                                                           (0.03)
   Distributions from capital gains                (0.26)         (1.59)         (2.76)        (1.46)         (0.47)        (0.81)
   Distributions in excess of capital gains                                      (0.21)                                     (0.19)
   Returns of capital
                                             -----------    -----------    -----------    ----------     ----------    ----------

   Total distributions                             (0.33)         (2.06)         (3.53)        (1.94)         (0.90)        (1.25)

  Net asset value, end of period             $     24.20    $     21.90    $     23.28    $    23.31     $    21.20    $    19.00
                                             -----------    -----------    -----------    ----------     ----------    ----------
                                             -----------    -----------    -----------    ----------     ----------    ----------

  Total Return (A)                                 12.17%          2.85%         15.33%        19.22%         16.35%        (3.05%)

  Ratios to Average Net Assets:
   Expenses                                         0.88%          0.92%          0.91%         0.88%          0.96%         1.00%
   Net investment income                            2.48%          2.44%          2.33%         2.20%          2.31%         1.56%

  Portfolio Turnover Rate                          15.96%         33.95%         30.22%        27.50%         18.09%        18.47%

Net Assets, At End of Period                 $126,574,487   $110,897,303   $105,567,503   $91,995,634    $73,692,357   $52,903,768


(A) Total return assumes reinvestment of all dividends during the period and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return figures for periods of less than one year have not been annualized.


--------------------------------------------------------------------------------
18

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                          WORLD GROWTH STOCK PORTFOLIO
--------------------------------------------------------------------------------

      SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
   COMMON STOCK--94.68%
--------------------------------------------------------------------------------
                                                      Market
Company                              Shares           Value
--------------------------------------------------------------------------------
  AEROSPACE & DEFENSE-3.17%
  Boeing Co., The                      9,600      $  424,200
  Kaman Corp., Class A                73,600       1,154,600
  Raytheon Co., Class A               21,600       1,487,700
  Rolls-Royce, PLC                   133,298         564,163
  Saab, AB, Class B                   49,800         386,605
                                                  ----------
                                                   4,017,268
                                                  ----------

  AGRICULTURAL OPERATIONS-0.71%
  Archer-Daniels-Midland Co.          58,065         896,378
                                                  ----------
                                                     896,378
                                                  ----------

  AIRLINES-1.59%

  British Airways, PLC                84,400         582,379
  Singapore Airlines, Ltd.            92,800         883,031
  Swire Pacific, Ltd.                732,000         547,212
                                                  ----------
                                                   2,012,622
                                                  ----------

  APPLIANCES-1.01%
  Best Denki Co., Ltd.                57,200         454,155
  Guangdong Kelon Electrical
    Holdings Company, Ltd.           711,000         829,344
                                                  ----------
                                                   1,283,499
                                                  ----------

  AUTOMOTIVE MANUFACTURING-2.74%
  Fiat, SpA                          150,830         477,517
  Fiat, SpA, RNC                     514,910         878,804
  Volkswagen, AG                      24,000       1,536,970
  Volvo, AB                           20,000         579,884
                                                  ----------
                                                   3,473,175
                                                  ----------

  AUTOMOTIVE PARTS & EQUIPMENT-0.53%
  Autoliv, Inc., Swed Dep. Receipt    22,200         676,312
                                                  ----------
                                                     676,312
                                                  ----------

--------------------------------------------------------------------------------
   COMMON STOCK--CONTINUED
--------------------------------------------------------------------------------
                                                      Market
Company                              Shares           Value
--------------------------------------------------------------------------------
  BANKING-4.49%
  Banco Bradesco, SA, ADR             45,500      $  228,405
  Bank Austria, AG                    30,800       1,619,882
  Bank Handlowy W Warszawie,
    GDR, Series 144A+                 71,500         993,221
  Credit Commercial de France         14,800       1,599,505
  Development Bank of
    Singapore, Ltd.                   57,900         707,383
  National Bank of Canada             41,300         538,574
                                                  ----------
                                                   5,686,970
                                                  ----------

  BEVERAGES-0.35%
  Embotelladora Andina,
    SA, ADR, Series B                 29,309         446,962
                                                  ----------
                                                     446,962
                                                  ----------

  BROADCASTING-0.53%
  Television Broadcasts, Ltd.        144,000         675,586
                                                  ----------
                                                     675,586
                                                  ----------

  BUILDING MATERIALS-2.42%
  Cemex, SA de CV, CPO                 4,994          24,553
  Cemex, SA de CV, Class B           130,000         642,590
  Nichiha Corp.                       67,200         711,219
  Owens Corning+                      19,600         673,750
  Pioneer International, Ltd.        195,000         496,922
  Pioneer International,
    Ltd., ADR                        200,000         509,680
                                                  ----------
                                                   3,058,714
                                                  ----------

  CHEMICALS-2.06%
  Akzo Nobel, N.V.                    15,100         635,331
  Hoechst, AG                         26,200       1,186,119
  Lyondell Chemical Co.               38,200         787,875
                                                  ----------
                                                   2,609,325
                                                  ----------

  COMPUTER EQUIPMENT & SERVICES-0.67%
  Hewlett-Packard Co.                  8,400         844,200
                                                  ----------
                                                     844,200
                                                  ----------

+ Non-income producing security

                       See notes to financial statements.


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                          WORLD GROWTH STOCK PORTFOLIO
--------------------------------------------------------------------------------

   SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)-CONTINUED

--------------------------------------------------------------------------------
   COMMON STOCK--CONTINUED
--------------------------------------------------------------------------------
                                                    Market
Company                            Shares            Value
--------------------------------------------------------------------------------
  COMPUTER NETWORK-0.56%
  3Com Corp.+                         26,600      $  709,888
                                                  ----------
                                                     709,888
                                                  ----------

  ELECTRONICS-0.66%
  Sony Corp.                           7,700         830,206
                                                  ----------
                                                     830,206
                                                  ----------

  ELECTRONICS - SEMICONDUCTORS-1.57%
  Applied Materials, Inc.+            21,200       1,566,150
  Motorola, Inc.                       4,500         426,375
                                                  ----------
                                                   1,992,525
                                                  ----------

  ENGINEERING & CONSTRUCTION-1.90%
  ABB AB, Class A+                    80,000       1,063,317
  Internatio-Muller, N.V.             60,800       1,338,641
                                                  ----------
                                                   2,401,958
                                                  ----------

  ENVIRONMENTAL CONTROLS-0.94%
  Waste Management, Inc.              22,185       1,192,444
                                                  ----------
                                                   1,192,444
                                                  ----------

  FINANCIAL SERVICES-4.58%
  Compagnie Financiere de Paribas      6,200         694,998
  Hutchison Whampoa, Ltd.            368,000       3,332,044
  ICICI, Ltd.                         43,900         372,079
  Nomura Securities
    Company, Ltd., The                85,000         995,116
  Singapore Finance, Ltd.            308,000         396,194
                                                  ----------
                                                   5,790,431
                                                  ----------
  FOOD PRODUCTS-1.83%
  IBP, Inc.                           42,309       1,004,839
  Northern Foods, PLC                255,954         522,479
  Showa Sangyo Company, Ltd.         379,000         789,086
                                                  ----------
                                                   2,316,404
                                                  ----------

--------------------------------------------------------------------------------
   COMMON STOCK--CONTINUED
--------------------------------------------------------------------------------
                                                      Market
Company                              Shares           Value
--------------------------------------------------------------------------------
  FOREST PRODUCTS & PAPER-3.54%
  Bowater, Inc.                       11,500      $  543,375
  Fletcher Challenge Forests+        762,276         428,177
  International Paper Co.             25,000       1,262,500
  Portucel Industrial
    Empresa Produtora+                97,000         533,180
  Stora Enso Oyj, Class R            111,300       1,193,689
  UPM-Kymmene Oyj                     17,900         513,169
                                                  ----------
                                                   4,474,090
                                                  ----------

  IMPORT & EXPORT-1.58%
  Fritz Companies, Inc .+             60,300         648,225
  Li & Fung, Ltd.                    564,000       1,352,100
                                                  ----------
                                                   2,000,325
                                                  ----------

  INSURANCE-7.03%
  Ace, Ltd.                           21,700         613,025
  Axa                                 12,800       1,561,555
  Axa China Region, Ltd.             750,000         599,335
  ReliaStar Financial Corp.           36,200       1,583,750
  UNUM Corp.                          37,700       2,064,075
  XL Capital, Ltd., Class A           10,700         604,550
  Zurich Allied, AG                    3,300       1,876,496
                                                  ----------
                                                   8,902,786
                                                  ----------

  MACHINERY-0.83%
  Makita Corp.                        21,000         237,524
  Stork, N.V.                         35,900         818,181
                                                  ----------
                                                   1,055,705
                                                  ----------

  MANUFACTURING-6.33%
  Alfa, SA de CV, Class A            127,500         528,343
  Caradon, PLC                       213,500         504,808
  Desc, SA de CV, ADR                 13,100         296,388
  Desc, SA de CV, Series B           185,000         203,647
  Grupo Imsa, SA de CV , ADR          43,000         688,000
  Invensys, PLC                      243,900       1,154,334

+ Non-income producing security

                       See notes to financial statements.


--------------------------------------------------------------------------------
20

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                          WORLD GROWTH STOCK PORTFOLIO
--------------------------------------------------------------------------------

   SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)-CONTINUED

--------------------------------------------------------------------------------
  COMMON STOCK--CONTINUED
--------------------------------------------------------------------------------
                                                    Market
Company                            Shares            Value
--------------------------------------------------------------------------------
  MANUFACTURING-CONTINUED
  Laird Group, PLC                   238,000      $  997,919
  McBride, PLC                       439,100         775,208
  McKechnie, PLC                     119,100         906,767
  Valmet Oyj                          56,400         639,786
  Varitronix International, Ltd.     483,500       1,006,435
  Vickers, PLC                       118,933         305,581
                                                  ----------
                                                   8,007,216
                                                  ----------
  MEDICAL PRODUCTS-0.63%
  Nycomed Amersham, PLC              112,875         802,952
                                                  ----------
                                                     802,952
                                                  ----------
  MINING & METALS - FERROUS & NONFERROUS-2.63%
  Industrias Penoles, SA             143,300         414,079
  Oregon Steel Mills                  67,800         902,587
  Pechiney, SA, Class A               26,136       1,123,387
  SKF, AB, Class B                    48,000         886,411
                                                  ----------
                                                   3,326,464
                                                  ----------
  MINING & METALS - PRECIOUS-2.19%

  Anglo American Platinum Corp.       72,482       1,691,243
  WMC, Ltd.                          250,800       1,077,371
                                                  ----------
                                                   2,768,614
                                                  ----------

--------------------------------------------------------------------------------
   COMMON STOCK--CONTINUED
--------------------------------------------------------------------------------
                                                      Market
Company                              Shares           Value
--------------------------------------------------------------------------------
  OIL & GAS - DISTRIBUTION & MARKETING-1.54%
  BG, PLC                            105,335      $  643,400
  Burlington Resources, Inc.          18,000         778,500
  Centrica, PLC                      226,170         531,200
                                                  ----------
                                                   1,953,100
                                                  ----------
  OIL & GAS - INTEGRATED-5.31%
  Elf Aquitaine, SA                   10,500       1,540,837
  Occidental Petroleum Corp.          30,400         642,200
  Ranger Oil, Ltd.+                  145,700         703,889
  Repsol, SA                         111,000       2,266,474
  Shell Transport & Trading
    Company, PLC                     208,600       1,564,336
                                                  ----------
                                                   6,717,736
                                                  ----------
  PHARMACEUTICAL-1.76%
  AstraZeneca Group, PLC              28,924       1,126,109
  Medeva, PLC                        169,600         275,359
  Rhone-Poulenc, SA                   18,100         827,071
                                                  ----------
                                                   2,228,539
                                                  ----------
  PUBLISHING & PRINTING-0.47%
  Roto Smeets de Boer, N.V.           20,500         599,335
                                                  ----------
                                                     599,335
                                                  ----------
  REAL ESTATE-2.16%
  Jardine Matheson
    Holdings, Ltd.                   111,600         558,000
  Nationwide Health
    Properties, Inc.                  42,600         812,062
  Unibail                             10,700       1,369,362
                                                  ----------
                                                   2,739,424
                                                  ----------
  RETAIL STORES-5.89%
  Coles Myer, Ltd.                   283,312       1,648,340
  Federated Department
    Stores, Inc.+                     13,600         719,950
  Hudson's Bay Co.                    46,700         520,642
  J.C. Penney Company, Inc.           41,500       2,015,344
  Marks & Spencer, PLC                93,100         538,583
  Matsuzakaya Company, Ltd.          154,000         661,620
  Tesco, PLC                         524,439       1,349,538
                                                  ----------
                                                   7,454,017
                                                  ----------

+ Non-income producing security


                       See notes to financial statements.


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                          WORLD GROWTH STOCK PORTFOLIO
--------------------------------------------------------------------------------

   SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)-CONTINUED

--------------------------------------------------------------------------------
  COMMON STOCK--CONTINUED
--------------------------------------------------------------------------------
                                                   Market
Company                            Shares          Value
--------------------------------------------------------------------------------
  TELECOMMUNICATIONS-5.70%
  APT Satellite Holdings,
    Ltd., ADR+                        25,600 $       104,000
  Companhia Riograndense de
    Telecomunicacoes - PFA            14,812           3,626
  Celular CRT Participacoes, SA       14,812           2,005
  Korea Telecom Corp., ADR+           17,700         708,000
  Newbridge Networks Corp.+           14,800         425,500
  Telec de Sao Paulo, SA           2,457,100         200,266
  Telecom Italia SPA, RNC+            44,969         243,928
  Telecomunicacoes Brasileiras,
    SA, ADR+                           5,310             332
  Telecomunicacoes Brasileiras,
    SA, ADR, Preferred Block           5,310         478,896
  Telefonica de Argentina, SA         18,100         567,888
  Telefonica, SA, ADR                  4,370         642,889
  Telefonos de Mexico,
    SA, ADR, Class L                  26,700       2,157,694
  Telesp Celular, SA               9,394,500         296,741
  Tele Sudeste Celular
    Participacoes, SA, ADR            16,800         487,200
  U S WEST, Inc.                      15,200         893,000
                                               -------------
                                                   7,211,965
                                               -------------
  TELECOMMUNICATIONS EQUIPMENT-2.59%
  Alcatel, SA, ADR                    23,227         659,066
  MasTec, Inc.+                       25,500         720,375
  Nortel Networks Corp.               21,840       1,895,985
                                               -------------
                                                   3,275,426
                                               -------------
  TEXTILES & APPAREL-0.55%
  Yue Yuen Industrial Holdings       300,000         692,135
                                               -------------
                                                     692,135
                                               -------------

--------------------------------------------------------------------------------
  COMMON STOCK--CONTINUED
--------------------------------------------------------------------------------
                                                   Market
Company                            Shares          Value
--------------------------------------------------------------------------------
  TRANSPORTATION-1.47%
  Airborne Freight Corp.              30,400   $     841,700
  Arriva, PLC                         54,400         322,421
  Koninklijke Frans
    Maas Groep, N.V.                  23,100         690,832
                                               -------------
                                                   1,854,953
                                               -------------
  TRAVEL SERVICES-1.04%
  Kuoni Reisen, AG                       340       1,311,141
                                               -------------
                                                   1,311,141
                                               -------------
  UTILITIES - ELECTRIC & GAS-7.57%
  Hongkong Electric
    Holdings, Ltd.                   299,000         963,447
  Iberdrola, SA                       72,900       1,110,377
  Korea Electric Power Corp.          35,500       1,475,252
  National Grid Group, PLC           152,670       1,062,481
  National Power, PLC                121,700         886,277
  Potomac Electric Power Co.          42,362       1,247,031
  PowerGen, PLC                       83,400         899,206
  Texas Utilities Co.                 16,000         660,000
  Veba, AG                            21,700       1,275,549
                                               -------------
                                                   9,579,620
                                               -------------
  WATER TREATMENT-1.56%
  Kurita Water Industries, Ltd.       52,137         934,739
  Thames Water, PLC                   65,943       1,045,691
                                               -------------
                                                   1,980,430
                                               -------------
    TOTAL COMMON STOCK
    (Cost $95,501,192)                           119,850,840
                                               -------------

+Non-income producing security.

                       See notes to financial statements.


--------------------------------------------------------------------------------
22

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                          WORLD GROWTH STOCK PORTFOLIO
--------------------------------------------------------------------------------

  SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)--CONTINUED

--------------------------------------------------------------------------------
    PREFERRED STOCK--1.97%
--------------------------------------------------------------------------------
                                                   Market
Company                            Shares          Value
--------------------------------------------------------------------------------
  BANKING-1.17%
  National Australia Bank, 7.875%     48,700  $    1,479,262
                                              --------------
                                                   1,479,262
                                              --------------
  MULTIMEDIA-0.80%
   The News Corporation,
     Ltd., 5.000%                    132,167       1,006,912
                                              --------------
                                                   1,006,912
                                              --------------
    TOTAL PREFERRED STOCK
    (Cost $1,959,532)                              2,486,174
                                              --------------

--------------------------------------------------------------------------------
   RIGHTS AND WARRANTS--0.00%
--------------------------------------------------------------------------------
                                                   Market
Company                            Shares          Value
--------------------------------------------------------------------------------
  TELECOMMUNICATIONS-0.00%
  Celular CRT Participacoes, SA,
    exp. 07/05/99 @ 0.297 BRL+         6,242    $          0
                                                ------------

    TOTAL RIGHTS AND WARRANTS

    (Cost $0)                                              0
                                                ------------

--------------------------------------------------------------------------------
  CORPORATE BONDS--0.24%
--------------------------------------------------------------------------------
                                  Principal       Market
  Company                           Value          Value
--------------------------------------------------------------------------------
  MANUFACTURING-0.24%
  Alfa, SA de CV, Series 144A,
    8.000%, due 09/15/00            $300,000  $      301,500
                                              --------------

    TOTAL CORPORATE BONDS
    (Cost $467,343)                                  301,500
                                              --------------

    TOTAL INVESTMENTS
    (Cost $97,928,067)                96.89%     122,638,514
  Other assets, less liabilities       3.11        3,935,973
                                              --------------
    TOTAL NET ASSETS                 100.00%    $126,574,487
                                              --------------
                                              --------------

+Non-income producing security.

                       See notes to financial statements.


--------------------------------------------------------------------------------

                      [This page intentionally left blank]

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                          GLOBAL HARD ASSETS PORTFOLIO
--------------------------------------------------------------------------------

"THE MACROECONOMIC BACKGROUND FOR HARD ASSETS REMAINS POSITIVE. WE EXPECT THE UNPRECEDENTED MONETARY STIMULUS THE WORLD HAS EXPERIENCED DURING THE LAST NINE MONTHS TO CONTINUE TO STIMULATE WORLDWIDE ECONOMIC GROWTH."

     --Derek S. van Eck and Kevin L. Reid, Portfolio Managers--


--------------------------------------------------------------------------------

                                 INCEPTION DATE
                                 August 1, 1985

                  --------------------------------------------

                                  FUND MANAGER
                         Van Eck Associates Corporation

                  --------------------------------------------

                        INVESTMENT OBJECTIVE AND STRATEGY
                    To realize long-term capital appreciation
                       by globally investing primarily in
                            "Hard Asset Securities."

                  --------------------------------------------

                            NET ASSETS AS OF 6/30/99
                                   $5,202,680

                  --------------------------------------------

                               NUMBER OF HOLDINGS
                                       81

                  --------------------------------------------

                               PORTFOLIO TURNOVER
                                     127.33%
--------------------------------------------------------------------------------




                              ---------------------
                                 IN THIS SECTION
                              ---------------------

                                 Portfolio Facts

                              Portfolio Composition

                              Financial Highlights

                        Schedule of Portfolio Investments

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                             DEREK S. VAN ECK, CFA

- M.B.A. from J.L. Kellogg Graduate School of Management

- B.A. from Williams College

- Chartered Financial Analyst
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                KEVIN L. REID

- Joined Van Eck in 1995

- MBA from Harvard Business School

- B.A. from Colgate University
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                          GLOBAL HARD ASSETS PORTFOLIO
--------------------------------------------------------------------------------

[CHART]

     % of Portfolio ++
Common Stock              86.55%
Preferred Stock            4.25%
Corporate Bonds            1.60%
Short-Term Obligations     3.78%
Rights and Warrants        0.12%
Cash                       3.70%

---------------------------------------------
                                 PERCENT OF
TEN TOP INDUSTRIES               PORTFOLIO++
---------------------------------------------
Real Estate                       24.77%
Forest Products & Paper           14.19%
Oil & Gas Producers               12.35%
Oil & Gas - Integrated            11.20%
Mining & Metals -
  Ferrous & Nonferrous            10.04%
Oil & Gas Services                 9.26%
Mining & Metals - Precious         4.71%
Investment Companies               2.24%
Lodging                            1.67%
Oil & Gas - Distribution &
  Marketing                        1.46%


---------------------------------------------
                                 PERCENT OF
TOP COUNTRIES                    PORTFOLIO++
---------------------------------------------
United States                     67.82%
Canada                            15.37%
Australia                          4.17%
United Kingdom                     2.31%
Norway                             2.01%
Brazil                             1.66%
France                             1.32%
Netherlands                        1.20%
Ghana                              0.28%
South Africa                       0.19%

   ++Represents market value of investments plus cash.


FOREIGN SECURITIES ARE SUBJECT TO HIGHER RISKS THAT DOMESTIC ISSUES INCLUDING CURRENCY FLUCTUATIONS, POLITICAL INSTABILITY AND DIFFERENCES IN ACCOUNTING METHODS.

     We are pleased to report that hard assets had an excellent first half of the year and the Jefferson Pilot Global Hard Assets Portfolio rose 18.77%. Hard assets substantially outperformed financial assets during the period - in comparison, the S&P 500 rose 12.38% for the six month period ended June 30, 1999. Hard asset performance was driven by two factors: 1) a realization that global economic growth was rising; and 2) an increasingly favorable supply/demand environment for most hard asset sectors.

REVIEW

     The first half of 1999 witnessed a reversal of the major trends that affected the hard assets markets throughout 1998. Confidence in global economic growth returned in the first quarter as the emerging economies, particularly in Asia, began to recover strongly after 18 months in a downward spiral. The Japanese economy also began to recover after several years with zero growth and government waffling, as positive steps were finally taken to remedy the situation. Economic growth figures for the developed world came in higher than expected and fears of a global slowdown subsided. Further, several hard asset sectors have gone through major supply cutbacks as a result of a number of factors, including an OPEC agreement to cut supplies made in April, and mergers and acquisitions activity, which has resulted in reductions in supply. These two factors - a solid increase in demand due to strong global growth and the decrease in supply - provided an extremely positive environment for these investments in the first half, and we expect these trends to remain in place throughout the year. An additional positive force was a broad move from growth stocks into cyclical and "value" stocks in the second quarter - partly a result of revised economic growth figures, but also an investor reaction to the lofty valuations and questionable earnings of technology (particularly Internet) stocks.

     Energy prices rose very strongly during the second quarter as a result of the OPEC supply cutback that was announced on March 13 after two years of OPEC indecision. Energy stocks, which remain the Portfolio's largest weighting at approximately 35% of total assets at June 30, were up 53% overall for the first six months of the year. We continue to favor exploration and production companies, such as Anadarko, and oil service companies. We are emphasizing companies with substantial natural gas exposure since we believe this sector currently offers the best fundamentals among hard assets, with strong demand growth (expected at over 3% this year) and an expected supply decline of almost 3%. As for crude oil, we don't expect the price to rise much further, but if the price is sustained at current levels, the oil service companies should capture higher profits. Some of


--------------------------------------------------------------------------------
26

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                          GLOBAL HARD ASSETS PORTFOLIO
--------------------------------------------------------------------------------

the Portfolio's oil service stocks, such as Baker Hughes and Cooper Cameron, were significant contributors to performance in the first half. Mergers and acquisitions continue to play an important positive role in this sector. Recent deals include the pending merger of Exxon and Mobil, the takeover of YPF by Repsol, British Petroleum's takeover of Amoco, and recent rumors of Texaco as a possible takeover target.

     Real estate securities, which account for about 25% of the Portfolio's holdings at June 30, turned in positive performance for the six months ended June 30 (4.6% for the Morgan Stanley REIT index). The U.S. real estate market, which accounted for most of the Portfolio's real estate holdings, began the year with negative performance, a result of economic slowdown concerns and continued focus on growth stocks. However, in the second quarter, those trends reversed and several other positive developments also boosted returns - Warren Buffet purchased REITs in April, which helped investor perception of the sector, real estate companies reported continued strong earnings, and there were several management-led privatizations, an additional sign of strength and confidence. This sector continues to offer a low risk, income producing component for the Portfolio, and values here remain attractive.

     Forest products and paper, about 14% of the Portfolio's holdings at June 30, had an explosive run in the first half of the year, ending the period up about 25%. In addition to increased demand with renewed economic growth, certain companies have shut down excess capacity, a push that has been driven primarily by mergers and acquisitions activity (Portfolio holding Smurfit Stone Container has been notable in this regard). The combination of these factors has led to several price increases either announced or realized in certain segments of the industry. Furthermore, talk of further consolidation in the sector has fueled returns. One example, Weyerhauser's announced bid for McMillan Blodell, the largest Canadian paper company (and a Portfolio holding) helped boost the entire Canadian paper sector. Meanwhile, timber and building materials prices have sky-rocketed as a result of the strong housing market in the U.S. and holdings such as Plum Creek Timber (which converted from a publicly-traded partnership to a REIT - the first timber REIT) contributed to performance. The only sectors within this group that have yet to rebound are the newsprint and pulp sectors and we believe they will perform well into the second half. We have bought several of these stocks, including Brazilian pulp company Aracruz, among the lowest cost producers in the world.

     Industrial metals (approximately 10% of assets at June 30) performed well overall, with mixed performance among the metals. While sensitive to the economic turnaround, the supply-demand scenario has not been as strong as it has for the energy and forest products sectors, so we have kept this weighting fairly low, with only selective holdings. While aluminum and copper companies have yet to rebound substantially, Alcoa, a company that has done well even in flat to declining


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                          GLOBAL HARD ASSETS PORTFOLIO
--------------------------------------------------------------------------------

commodity markets, turned in solid gains.

   Precious metals (about 5% of assets) had mixed results. The platinum and palladium markets stayed afloat, with decent supply-demand pictures and some industrial demand. The gold market, however, fell further, primarily the result of further central bank selling. In this sector, we hold only selective stocks based on their individual strengths, and thus, Stillwater, a platinum and palladium producer, and our largest holding in this sector, was up substantially for the first half.

THE OUTLOOK

   The macroeconomic background for hard assets remains positive. We expect the unprecedented monetary stimulus the world has experienced during the last nine months there have been 156 interest rates cuts in the last nine months - to continue to stimulate worldwide economic growth. The US economy has been running in overdrive and should continue plow ahead. The European economy has been sluggish, but appears to be strengthening. The Japanese economy has slowly begun to turn up. Asia is recovering from its recession and even Latin America has turned in better-than-expected growth. The global economy is getting stronger. This should be a positive factor for hard asset performance.

[GRAPH]

      GLOBAL HARD ASSETS PORTFOLIO, S&P 500 INDEX AND LIPPER BENCHMARK(1)
             Comparison of Change in Value of $10,000 Investment.

                GLOBAL                         LIPPER
              HARD ASSETS      S&P 500        BENCHMARK
               PORTFOLIO        INDEX           INDEX
8/1/85         $10,000       $ 10,000         $10,000
9/30/85        $ 9,602       $  9,916         $ 9,481
12/31/85       $ 9,960       $ 11,626         $ 9,069
3/31/86        $10,217       $ 13,264         $10,276
6/30/86        $10,141       $ 14,049         $ 9,058
9/30/86        $12,987       $ 13,070         $12,189
12/31/86       $13,646       $ 13,800         $12,415
3/31/87        $22,164       $ 16,745         $19,345
6/30/87        $20,392       $ 17,584         $18,429
9/30/87        $24,761       $ 18,746         $22,113
12/31/87       $18,325       $ 14,519         $16,944
3/31/88        $16,901       $ 15,345         $15,396
6/30/88        $16,755       $ 16,359         $15,041
9/30/88        $14,766       $ 16,411         $13,359
12/31/88       $14,433       $ 16,915         $13,768
3/31/89        $15,249       $ 18,110         $14,711
6/30/89        $14,364       $ 19,705         $14,488
9/30/89        $15,006       $ 21,812         $15,770
12/31/89       $17,210       $ 22,256         $18,387
3/31/90        $15,812       $ 21,585         $16,804
6/30/90        $13,785       $ 22,936         $14,925
9/30/90        $14,846       $ 19,799         $15,425
12/31/90       $13,035       $ 21,564         $13,893
3/31/91        $12,337       $ 24,685         $13,197
6/30/91        $13,532       $ 24,631         $14,518
9/30/91        $12,194       $ 25,947         $13,445
12/31/91       $12,316       $ 28,106         $13,809
3/31/92        $11,826       $ 27,399         $12,923
6/30/92        $12,760       $ 27,921         $13,400
9/30/92        $12,844       $ 28,801         $12,548
12/31/92       $11,916       $ 30,245         $11,167
3/31/93        $14,112       $ 31,562         $13,844
6/30/93        $18,279       $ 31,711         $18,325
9/30/93        $15,635       $ 32,520         $16,453
12/31/93       $19,578       $ 33,274         $20,875
3/31/94        $19,639       $ 32,021         $19,124
6/30/94        $17,542       $ 32,160         $18,704
9/30/94        $19,936       $ 33,732         $22,616
12/31/94       $16,882       $ 33,725         $19,626
3/31/95        $17,214       $ 36,998         $18,492
6/30/95        $17,323       $ 40,519         $18,717
9/30/95        $18,152       $ 43,729         $19,788
12/31/95       $17,348       $ 46,353         $18,676
3/31/96        $21,724       $ 49,103         $22,803
6/30/96        $19,740       $ 51,595         $21,453
9/30/96        $18,695       $ 53,500         $21,026
12/31/96       $17,793       $ 58,251         $19,758
3/31/97        $16,473       $ 58,505         $18,114
6/30/97        $14,423       $ 68,711         $15,898
9/30/97        $14,571       $ 73,857         $16,091
12/31/97       $ 9,852       $ 75,978         $11,395
3/31/98        $10,722       $ 86,553         $12,346
6/30/98        $ 9,650       $ 89,402         $11,564
9/30/98        $ 8,439       $ 80,526         $ 9,846
12/31/98       $ 8,487       $ 97,646         $ 9,610
3/31/99        $ 8,912       $102,504         $10,284
6/30/99        $10,080       $109,717         $12,179

 --------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS
 --------------------------------------------------
            GLOBAL HARD   S&P 500      LIPPER
               ASSETS      INDEX     BENCHMARK(1)
YTD            18.77%      12.38%      26.73%
1 YEAR          4.46%      22.76%       5.32%
5 YEAR        -10.49%      27.84%      -8.22%
10 YEAR        -3.48%      18.75%      -1.72%
INCEPTION       0.06%      18.78%       1.43%

COMMENCEMENT OF OPERATIONS AUGUST 1, 1985. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THIS GRAPH COMPARES AN INITIAL $10,000 INVESTMENT MADE IN THE GLOBAL HARD ASSETS PORTFOLIO (THE "PORTFOLIO"), FORMERLY THE GOLD STOCK PORTFOLIO, AT ITS INCEPTION WITH A SIMILAR INVESTMENT IN THE S&P 500 INDEX AND THE LIPPER BENCHMARK. FOR THE PURPOSES OF THIS LINE GRAPH, AND THE ACCOMPANYING TABLE, THE AVERAGE ANNUAL TOTAL RETURN FOR THE PORTFOLIO REFLECTS ALL RECURRING EXPENSES AND INCLUDES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

THE S&P 500 INDEX IS AN UNMANAGED INDEX AND INCLUDES THE REINVESTMENT OF ALL DIVIDENDS, BUT DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS, ADVISORY FEES OR EXPENSES THAT ARE ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO.

SHARES OF THE PORTFOLIO ARE OFFERED ONLY THROUGH THE VARIABLE PRODUCTS OF JEFFERSON PILOT FINANCIAL AND ITS AFFILIATES. TOTAL RETURNS DO NOT REFLECT ANY SEPARATE ACCOUNT EXPENSES IMPOSED ON POLICIES WHICH MAY INCLUDE A PREMIUM TAX CHARGE, ACCOUNT FEES, COST OF INSURANCE, MORTALITY EXPENSE AND SURRENDER CHARGE, AS APPLICABLE.




(1)THE INVESTMENT OBJECTIVE OF THE PORTFOLIO WAS CHANGED ON MAY 1, 1998. THE LIPPER BENCHMARK REFLECTS THE PERFORMANCE OF THE LIPPER GOLD FUND AVERAGE FROM AUGUST 1, 1985 THROUGH APRIL 30, 1998 AND THE LIPPER NATURAL RESOURCES FUND AVERAGE FROM MAY 1, 1998 THROUGH JUNE 30, 1999. THE LIPPER GOLD FUND AND NATURAL RESOURCES FUND AVERAGES ARE BASED ON THE RETURNS OF ALL MUTUAL FUNDS WITHIN THE CORRESPONDING OBJECTIVE AS COMPILED BY LIPPER ANALYTICAL SERVICES. THE AVERAGES INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND UNDERLYING FUND OPERATING EXPENSES.


--------------------------------------------------------------------------------
28

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                          GLOBAL HARD ASSETS PORTFOLIO
--------------------------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


FINANCIAL HIGHLIGHTS
                                               (UNAUDITED)
                                               SIX MONTHS
                                                  ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED   YEAR ENDED
                                                  JUNE      DECEMBER     DECEMBER     DECEMBER    DECEMBER     DECEMBER
                                                30, 1999    31, 1998     31, 1997     31, 1996    31, 1995     31, 1994
  Net asset value, beginning of period        $     7.55  $     8.92  $    16.60  $    16.61  $    16.25  $    19.00

  INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                     0.07        0.17        0.02       (0.03)       0.05        0.03
   Net gains and losses on securities
     (both realized and unrealized)                 1.35       (1.41)      (7.30)       0.45        0.40       (2.65)
                                              ----------  ----------  ----------  ----------  ----------  ----------

   Total from investment operations                 1.42       (1.24)      (7.28)       0.42        0.45       (2.62)

  LESS DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income            (0.01)      (0.13)      (0.02)                  (0.05)      (0.03)
   Dividends in excess of net
     investment income                                                     (0.07)                  (0.04)
   Distributions from capital gains                                                    (0.43)
   Distributions in excess of capital gains                                (0.31)                              (0.10)
   Returns of capital
                                              ----------  ----------  ----------  ----------  ----------  ----------


   Total distributions                             (0.01)      (0.13)      (0.40)      (0.43)      (0.09)      (0.13)

  Net asset value, end of period              $     8.96  $     7.55  $     8.92  $    16.60  $    16.61  $    16.25
                                              ----------  ----------  ----------  ----------  ----------  ----------
                                              ----------  ----------  ----------  ----------  ----------  ----------

  Total Return (A)                                 18.77%     (13.85%)    (44.63%)      2.57%       2.76%     (13.77%)

  Ratios to Average Net Assets:
   Expenses                                         1.31%       1.44%       1.07%       1.04%       1.01%       0.99%
   Net investment income                            2.06%       2.13%       0.63%      (0.11%)      0.24%       0.18%

  Portfolio Turnover Rate                         127.33%     193.80%      19.70%      64.78%      23.98%      11.12%

  Net Assets, At End of Period                $5,202,680  $4,333,663  $5,204,654  $7,554,427  $6,867,645  $7,351,625


(A)Total return assumes reinvestment of all dividends during the period and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return figures for periods of less than one year have not been annualized.


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                          GLOBAL HARD ASSETS PORTFOLIO
--------------------------------------------------------------------------------

        SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)

------------------------------------------------------------
COMMON STOCK--83.57%
------------------------------------------------------------
                                                     Market
Company                             Shares           Value
------------------------------------------------------------
  FOREST PRODUCTS & PAPER-13.64%
  Abitibi-Consolidated, Inc.           5,000    $     57,095
  Aracruz Celulose, SA, ADR            3,800          83,600
  Asia Pulp & Paper
    Company, Ltd., ADR+                2,600          25,025
  Bowater, Inc.                        2,180         103,005
  Georgia-Pacific Group                1,100          52,113
  International Paper Co.              1,800          90,900
  MacMillan Bloedel, Ltd.              1,500          26,706
  Plum Creek Timber Company, L.P.      3,850         119,831
  Smurfit-Stone Container Corp.+       4,000          82,250
  St. Laurent Paperboard, Inc.+        5,500          69,493
                                                 -----------
                                                     710,018
                                                 -----------

  INVESTMENT COMPANIES-2.16%
  Central Fund of Canada,
    Ltd., Class A                     30,000         112,500
                                                 -----------
                                                     112,500
                                                 -----------

  LODGING-1.62%
  Host Marriott Corp.                  3,000          35,625
  Interstate Hotels Corp.+                22              92
  Wyndham International, Inc.,
    Class A+                          10,752          48,384
                                                 -----------
                                                      84,101
                                                 -----------

  MINING & METALS - FERROUS & NONFERROUS-9.69%
  AK Steel Holdings Corp.              3,200          72,000
  Alcan Aluminium, Ltd.                1,500          47,906
  Alcoa, Inc.                            800          49,500
  Billiton, PLC                       15,700          54,754
  Broken Hill Proprietary Co.          6,000          69,500
  Nucor Corp.                          1,000          47,438
  Pasminco, Ltd.                      80,500          88,876
  Portman Mining, Ltd.                29,707          12,978
  Reynolds Metals Co.                  1,040          61,360
                                                 -----------
                                                     504,312
                                                 -----------
------------------------------------------------------------
  COMMON STOCK--CONTINUED
------------------------------------------------------------
                                                     Market
Company                             Shares           Value
------------------------------------------------------------
  MINING & METALS - PRECIOUS-2.99%
  Acacia Resources, Ltd.              32,500    $     37,645
  Ashanti Goldfields Co., Ltd.         2,222          13,825
  Euro-Nevada Mining Corp.               400           4,757
  Gold Fields of South Africa,
    Ltd., ADR                          4,000           8,000
  Gold Fields, Ltd.                      426           1,460
  Stillwater Mining Co.+               2,750          89,891
                                                 -----------
                                                     155,578
                                                 -----------

  OIL & GAS - DISTRIBUTION & MARKETING-1.41%
  Burlington Resources, Inc.           1,700          73,525
                                                 -----------
                                                      73,525
                                                 -----------

  OIL & GAS - INTEGRATED-6.72%
  BP Amoco, ADR                          550          59,675
  Exxon Corp.                          1,300         100,263
  Mobil Corp.                            800          79,200
  Royal Dutch Petroleum Co.            1,000          60,250
  Texaco, Inc.                           800          50,000
                                                 -----------
                                                     349,388
                                                 -----------

  OIL & GAS PRODUCERS-11.93%
  Anadarko Petroleum Corp.             3,750         138,047
  Anderson Exploration, Ltd.+          4,600          60,142
  Apache Corp.                         3,350         130,650
  Berkley Petroleum Corp.+             2,500          20,861
  Chevron Corp.                          600          57,113
  Marine Drilling Companies, Inc.+     3,500          47,906
  Ocean Energy, Inc.+                  7,200          69,300
  Santa Fe International Corp.         4,200          96,600
                                                 -----------
                                                     620,619
                                                 -----------

  OIL & GAS SERVICES-8.94%
  Baker Hughes, Inc.                   3,000         100,500
  Cooper Cameron Corp.+                2,930         108,593

+Non-income producing security.

                        See notes to financial statements


--------------------------------------------------------------------------------
30

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                          GLOBAL HARD ASSETS PORTFOLIO
--------------------------------------------------------------------------------

  SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)--CONTINUED

------------------------------------------------------------
COMMON STOCK--CONTINUED
------------------------------------------------------------
                                                    Market
Company                             Shares          Value
------------------------------------------------------------
  OIL & GAS SERVICES-CONTINUED
  Global Industries, Ltd.+             9,600     $   123,000
  Schlumberger, Ltd.                     500          31,844
  Stolt Comex Seaway, SA+              9,300         101,137
                                                 -----------
                                                     465,074
                                                 -----------

  PACKAGING & CONTAINERS-0.59%
  Fletcher Challenge Canada, Ltd.,
    Class A                            2,700          30,740
                                                 -----------
                                                      30,740
                                                 -----------

  REAL ESTATE-23.88%
  AMB Property Corp.                   2,000          47,000
  Apartment Investment &
    Management Co., Class A            1,000          42,750
  Bedford Property Investors, Inc.     3,000          53,625
  Bentall Corp.                        2,000          20,743
  Boardwalk Equities, Inc.+            4,500          45,304
  Boston Properties, Inc.              1,500          53,812
  Brandywine Realty Trust              2,800          55,475
  Brookfield Properties Corp.          5,000          64,696
  Cadillac Fairview Corp.+             3,000          56,625
  Carramerica Realty Corp.             1,500          37,500
  Cornerstone Properties, Inc.         3,500          55,562
  Cresent Real Estate Equities Co.     2,500          59,375
  Equity Office Properties Trust       1,000          25,625
  Equity Residential Properties Trust    700          31,544
  Kilroy Realty Corp.                  1,700          41,331
  Macerich Co., The                    2,000          52,500
  Mack-Cali Realty Corp.               2,300          71,156
  New Plan Excel Realty Trust          2,200          39,600
  Oxford Properties Group, Inc.+       5,000          52,703
  Prentiss Properties Trust            1,700          39,950
  Prologis Trust                       2,500          50,625
  Simon Property Group, Inc.             700          17,763
  Starwood Hotels & Resorts
    Worldwide                          2,000          61,125
  TrizecHahn Corp.                     5,000         101,875

------------------------------------------------------------
  COMMON STOCK--CONTINUED
------------------------------------------------------------
                                                    Market
Company                             Shares          Value
------------------------------------------------------------
  REAL ESTATE-CONTINUED
  Unibail                                500    $     63,989
                                                 -----------
                                                   1,242,253
                                                 -----------

    TOTAL COMMON STOCK
    (Cost $4,126,513)                              4,348,108
                                                 -----------

------------------------------------------------------------
   PREFERRED STOCK--4.10%
------------------------------------------------------------
                                                    Market
  Company                           Shares           Value
------------------------------------------------------------
  OIL & GAS - INTEGRATED-4.10%
  J.P. Morgan Commodity-Indexed
    Preferred Securities, Series B+   11,539     $   213,472
                                                 -----------

    TOTAL PREFERRED STOCK
    (Cost $150,007)                                  213,472
                                                 -----------

------------------------------------------------------------
   RIGHTS AND WARRANTS--0.13%
------------------------------------------------------------
                                                  Market
  Company                          Shares          Value
------------------------------------------------------------
  FOREST PRODUCTS & PAPER-0.06%
  Asia Pulp & Paper,
    exp. 07/27/00 @ 9.36 USD+          1,080   $       2,835
                                                 -----------
                                                       2,835
                                                 -----------
  MINING & METALS - PRECIOUS-0.02%
  Portman Mining, Ltd.,
    exp. 07/12/99 @ 0.66 AUD+         13,909              64
  Randfontein Estates Gold,
    exp. 06/01/02 @ 25 ZAR+            2,470             831
                                                 -----------
                                                         895
                                                 -----------

+Non-income producing security.

                See notes to financial statements.


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                          GLOBAL HARD ASSETS PORTFOLIO
--------------------------------------------------------------------------------

  SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)--CONTINUED

------------------------------------------------------------
  RIGHTS AND WARRANTS--CONTINUED
------------------------------------------------------------
                                                    Market
Company                             Shares          Value
------------------------------------------------------------
  REAL ESTATE-0.05%
  Unibail, exp. 05/11/04
    @130 EUR+                            500   $       2,413
                                               -------------
                                                       2,413
                                               -------------

    TOTAL RIGHTS AND WARRANTS
    (Cost $769)                                        6,143
                                               -------------

------------------------------------------------------------
   CORPORATE BONDS--1.55%
------------------------------------------------------------
                                   Principal       Market
Company                              Value         Value
------------------------------------------------------------
  MINING & METALS - PRECIOUS-1.55%
  YenGold Structured Note,
    4.850%, due 09/30/99+           $100,000    $     80,400
                                                ------------

    TOTAL CORPORATE BONDS
    (Cost $100,000)                                   80,400
                                                ------------

------------------------------------------------------------
  SHORT-TERM OBLIGATIONS--3.65%
------------------------------------------------------------
                                   Principal    Market
Company                             Value       Value
------------------------------------------------------------
  FINANCIAL SERVICES-3.65%
  American Express Capital Corp.,
    5.500%, due 07/01/99            $190,000     $   190,000
                                                 -----------

    TOTAL SHORT-TERM OBLIGATIONS
    (Cost $190,000)                                  190,000
                                                 -----------

    TOTAL INVESTMENTS
    (Cost $4,567,289)                 93.00%       4,838,123
  Other assets, less liabilities       7.00          364,557
                                     -------      ----------

    TOTAL NET ASSETS                 100.00%      $5,202,680
                                     -------      ----------
                                     -------      ----------

+Non-income producing security.

                       See notes to financial statements.


--------------------------------------------------------------------------------
32

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                           EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------


"OUR INVESTMENTS IN STOCKS WITH PROVEN BUSINESS MODELS HELPED TO PROTECT THE PORTFOLIO FROM A DECLINE IN INTERNET STOCK SPECULATION."

                      - John W. Ballen and Toni Y. Shimura, Portfolio Managers -



-------------------------------------------------------------------------------

                                 INCEPTION DATE
                                   May 1, 1995

                 ----------------------------------------------

                                  FUND MANAGER
                    Massachusetts Financial Services Company

                 ----------------------------------------------

                        INVESTMENT OBJECTIVE AND STRATEGY
                       To seek long-term growth of capital
                     by investing primarily in common stocks
                      of small and medium-sized companies.

                 ----------------------------------------------


                            NET ASSETS AS OF 6/30/99
                                  $112,326,695

                 ----------------------------------------------


                               NUMBER OF HOLDINGS
                                       305
                 ----------------------------------------------

                               PORTFOLIO TURNOVER
                                     75.56%

-------------------------------------------------------------------------------

                          ----------------------------
                                 IN THIS SECTION
                          ----------------------------


                                 Portfolio Facts

                                    Portfolio
                                   Composition

                              Financial Highlights

                                   Schedule of
                              Portfolio Investments

-------------------------------------------------------------------------------



-------------------------------------------------------------------------------

                                 JOHN W. BALLEN
                            EXECUTIVE VICE PRESIDENT

- Director, MFS Equity Portfolio Management

- Joined MFS in 1984

- Serves as MFS senior small capitalization growth equity portfolio manager

- M.B.A. from Standford University Graduate School of Business

- B.A. from Harvard
  University


                 ----------------------------------------------


                                 TONI Y. SHIMURA
                           VICE PRESIDENT, INVESTMENTS

- Joined MFS in 1987

- M.B.A. from Sloan School of Management, Massachusetts Institute of
  Technology

- B.A. from Wellesley
  College

-------------------------------------------------------------------------------
                                                                             33

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                           EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------

[CHART]

          % of Portfolio++
Common Stock                    91.93%
Short-term Obligations           7.68%
Cash                             0.39%

----------------------------------------
                            PERCENT OF
TOP TEN EQUITIES           PORTFOLIO++
----------------------------------------
Cisco Systems, Inc.        6.34%
Tyco International, Ltd.   6.19%
MCI WorldCom, Inc.         5.59%
Microsoft Corp.            5.32%
Oracle Corp.               5.31%
QUALCOMM, Inc.             2.82%
Time Warner, Inc.          2.61%
Cendant Corp.              2.25%
Global TeleSystems
  Group, Inc.              2.16%
AT&T Corp. - Liberty
  Media Group              2.04%

----------------------------------------
                            PERCENT OF
TOP TEN INDUSTRIES         PORTFOLIO++
----------------------------------------
Telecommunications        17.15%
Telecommunications
  Equipment                9.57%
Broadcasting               9.01%
Computer Network           7.72%
Manufacturing              7.65%
Computer Software -
  Mainframe                7.27%
Computer Software -
  Mini & Micro             7.00%
Electronics -
  Semiconductors           6.94%
Electronics                2.52%
Multimedia                 2.61%

++Represents market value of
     investments plus cash.

   For the six months ended June 30, 1999, the Portfolio provided a total return of 12.14% (including the reinvestment of any distributions). This compares to a 9.28% return over the same period for the Russell 2000 Total Return Index (the Russell 2000), an unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks that are traded on the New York Stock Exchange, the American Stock Exchange, and NASDAQ.

   The Portfolio's performance was impacted by three important factors. First, the Portfolio has holdings in small, mid-sized, and large companies. Until early April, when the market began to broaden, its best-performing segment was made up of a narrow group of about 50 of the largest-company growth stocks in the S&P 500, as well as some Internet stocks. As a result, prices of the large-company stocks, relative to their earnings, reached excessive levels. Now, investors have moved into a broader range of stocks that are selling at cheaper prices relative to their earnings. We think the broadening of the market will continue, and that should be a positive for the Portfolio because it invests in companies of all market capitalizations.

   Second, the Portfolio was affected by the fact that we have not invested in many of the Internet stocks. While we have been reluctant to own Internet companies that have unproven business models, we do own established companies such as Cisco Systems, which provides systems to support Internet traffic, and Oracle, which is the Internet database of choice. Many of the Internet stocks, including new companies that have shown no profit, performed very well in the early part of the year. However, when investors became nervous over their valuations, they rushed out of them. Our investments in stocks with proven business models helped to protect the Portfolio from a decline in Internet stock speculation.


-------------------------------------------------------------------------------
34

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                           EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------

   The third factor has been our exposure to computer software companies. Many software companies have faced uncertainty over the Year 2000 (Y2K) computer issue. Earlier this year, it looked like many businesses would reduce their spending on computer software and systems to give themselves time to ensure their existing systems were Y2K ready. Although it now looks like spending won't be cut as much as people feared, the stocks have been impacted. We think the Y2K issue will be behind us by next spring. At that time, companies such as BMC Software and Computer Associates, which are dominant in their markets, should be among the best positioned in what we expect to be a very rapidly growing industry.

   Technology continues to be the Portfolio's largest sector. Companies are still increasing earnings growth by aggressively downsizing, restructuring, and outsourcing many business functions. Technology allows these companies to be more productive without necessarily hiring more people. We believe these trends will continue both domestically and internationally, and they should continue to benefit such holdings as Microsoft and Compuware.

   Several of the Portfolio's telecommunications and media holdings also have performed well. MCI WorldCom is a dominant player in telecommunications and the backbone of worldwide cellular traffic. MediaOne, which is being acquired by AT&T, has been a big beneficiary of the growth of cable, both for entertainment and for Internet access. Also, after several years of not being able to increase prices, health maintenance organizations such as United HealthCare have been raising their rates, which should make them more profitable.

[GRAPH]

            EMERGING GROWTH PORTFOLIO AND THE RUSSELL 2000 INDEX
            Comparison of Change in Value of $10,000 Investment.

            EMERGING
             GROWTH    RUSSELL 2000
            PORTFOLIO  INDEX
5/1/95      $10,000    $10,000
6/30/95     $10,962    $10,681
9/30/95     $12,821    $11,728
12/31/95    $13,291    $11,984
3/31/96     $14,225    $12,593
6/30/96     $15,349    $13,241
9/30/96     $15,938    $13,285
12/31/96    $15,724    $13,963
3/31/97     $14,483    $13,244
6/30/97     $17,184    $15,381
9/30/97     $19,507    $17,662
12/31/97    $18,942    $17,062
3/31/98     $22,928    $18,819
6/30/98     $22,878    $17,959
9/30/98     $19,792    $14,341
12/31/99    $25,180    $16,680
3/31/99     $25,977    $15,775
6/30/99     $28,236    $18,229

----------------------------
AVERAGE ANNUAL TOTAL RETURNS
----------------------------

                           RUSSELL
               EMERGING     2000
                GROWTH      INDEX
YTD             12.14%      9.28%
1 YEAR          23.42%      1.50%
INCEPTION       28.29%     15.50%

COMMENCEMENT OF OPERATIONS MAY 1, 1995. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THIS GRAPH COMPARES AN INITIAL $10,000 INVESTMENT MADE IN THE EMERGING GROWTH PORTFOLIO (THE "PORTFOLIO") AT ITS INCEPTION WITH A SIMILAR INVESTMENT IN THE RUSSELL 2000 INDEX. FOR THE PURPOSES OF THIS GRAPH AND THE ACCOMPANYING TABLE, THE AVERAGE ANNUAL TOTAL RETURN FOR THE PORTFOLIO REFLECTS ALL RECURRING EXPENSES AND INCLUDES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX AND INCLUDES THE REINVESTMENT OF ALL DIVIDENDS, BUT DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS, ADVISORY FEES OR EXPENSES THAT ARE ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO.

SHARES OF THE PORTFOLIO ARE OFFERED ONLY THROUGH THE VARIABLE PRODUCTS OF JEFFERSON PILOT FINANCIAL AND ITS AFFILIATES. TOTAL RETURNS DO NOT REFLECT ANY SEPARATE ACCOUNT EXPENSES IMPOSED ON THE POLICIES WHICH MAY INCLUDE A PREMIUM TAX CHARGE, ACCOUNT FEES, COST OF INSURANCE, MORTALITY EXPENSES AND SURRENDER CHARGES, AS APPLICABLE.


-------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                           EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


FINANCIAL HIGHLIGHTS

                                              (UNAUDITED)                                                           PERIOD FROM
                                              SIX MONTHS                                                              MAY 1,
                                                 ENDED          YEAR ENDED       YEAR ENDED        YEAR ENDED         1995 TO
                                                 JUNE            DECEMBER         DECEMBER          DECEMBER         DECEMBER
                                               30, 1999          31, 1998         31, 1997          31, 1996       31, 1995 (A)
  Net asset value, beginning of period       $    23.04       $     17.47      $      15.23     $      13.29      $     10.00

  INCOME FROM INVESTMENT OPERATIONS
    Net investment loss                           (0.05)            (0.11)            (0.07)           (0.05)           (0.04)
    Net gains and losses on securities
      (both realized and unrealized)               2.85              5.85              3.19             2.48             3.33
                                             ----------       -----------      ------------     ------------      -----------

    Total from investment operations               2.80              5.74              3.12             2.43             3.29

  LESS DISTRIBUTIONS TO SHAREHOLDERS
    Dividends from net investment income

         Dividends in excess of net
                  investment income
    Distributions from capital gains                                (0.06)            (0.88)           (0.49)
    Distributions in excess of capital gains                        (0.11)
    Returns of capital
                                             ----------       -----------      ------------     ------------      -----------

    Total distributions                            0.00             (0.17)            (0.88)           (0.49)            0.00

  Net asset value, end of period             $    25.84       $     23.04      $      17.47     $      15.23      $     13.29
                                             ----------       -----------      ------------     ------------      -----------
                                             ----------       -----------      ------------     ------------      -----------

  Total Return (B)                                12.14%            32.93%            20.47%           18.30%           32.91%

  Ratios to Average Net Assets:
    Expenses                                       0.94%             0.94%             1.00%            1.16%            1.63% (C)
    Net investment income                         (0.41%)           (0.61%)           (0.61%)          (0.48%)          (0.84%)(C)

  Portfolio Turnover Rate                         75.56%            77.07%           122.85%           94.58%           30.31% (C)

  Net Assets, At End of Period             $112,326,695       $95,795,377       $56,229,175      $30,794,030      $11,439,524


(A) Per share data calculated from the initial offering date, May 1, 1995, for sale to Jefferson Pilot Financial Separate Account A.

(B) Total return assumes reinvestment of all dividends during the period and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return figures for periods of less than one year have not been annualized.

(C)  Per share data and ratios calculated on an annualized basis.


-------------------------------------------------------------------------------
36

JEFFERSON PILOT VARIABLE FUND, INC.
-------------------------------------------------------------------------------
                           EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)-CONTINUED

-------------------------------------------------------------------------------
  COMMON STOCK-92.59%
-------------------------------------------------------------------------------
                                                   Market
Company                         Shares             Value
-------------------------------------------------------------------------------
  ADVERTISING-0.11%
  Big Flower Holdings, Inc.+           200       $    6,375
  Lamar Advertising Co.+               100            4,093
  Omnicom Group, Inc.                1,100           88,000
  Outdoor Systems, Inc.+               400           14,600
  Telefonica Publicidad e
    Informacion, SA+                   800           15,963
                                                 ----------
                                                    129,031
                                                 ----------

  AEROSPACE & DEFENSE-0.37%
  Allied Signal, Inc.                2,525          159,075
  Gulfstream Aerospace Corp.+          100            6,756
  Raytheon Co., Class B              3,600          253,350
                                                 ----------
                                                    419,181
                                                 ----------

  AIRLINES-0.00%
  SkyWest, Inc.                        200            4,988
                                                 ----------
                                                      4,988
                                                 ----------

  AUCTION HOUSE/ART  DEALER-0.01%
  Sotheby's Holdings, Inc.             200            7,625
                                                 ----------
                                                      7,625
                                                 ----------

  AUTOMOTIVE MANUFACTURING-0.00%
  Navistar International Corp.+        100            5,000
                                                 ----------
                                                      5,000
                                                 ----------

  AUTOMOTIVE PARTS & EQUIPMENT-0.09%
  CSK Auto Corp.+                      200            5,400
  Dana Corp.                         1,900           87,518
  Dura Automotive Systems, Inc.+       100            3,325
                                                 ----------
                                                     96,243
                                                 ----------

  BANKING-0.06%
  First Tennessee National Corp.       200            7,663
  U.S. Trust Corp.                     600           55,500
                                                 ----------
                                                     63,163
                                                 ----------

-------------------------------------------------------------------------------
  COMMON STOCK-CONTINUED
-------------------------------------------------------------------------------
                                                         Market
Company                                    Shares        Value
-------------------------------------------------------------------------------

  BROADCASTING-9.08%
  AT&T Corp.-
    Liberty Media Group+                   62,900    $  2,311,575
  CBS Corp.+                               12,700         551,656
  Cablevision Systems Corp.+                4,800         336,000
  Century Communications
    Corp., Class A+                         1,900          87,400
  Clear Channel
    Communications, Inc.+                  21,444       1,478,295
  Comcast Corp.                            47,100       1,810,406
  Cox Communications, Inc.+                 5,800         213,512
  Cox Radio, Inc.                          13,800         748,650
  Grupo Televisa, SA, ADR+                  2,000          89,625
  Hearst-Argyle Television, Inc.+             200           4,800
  Hispanic Broadcasting
    Corp., Class A+                           200          15,175
  Infinity Broadcasting Corp.+              5,700         169,575
  MediaOne Group, Inc.                     29,700       2,208,938
  Source Media, Inc.+                         300           5,100
  TCA Cable TV, Inc.+                         200          11,100
  TV Guide, Inc., Class A+                    200           7,325
  USA Networks, Inc.+                         300          12,037
  Univision Communications, Inc.+           1,900         125,400
  Westwood One, Inc.+                         200           7,138
                                                       ----------
                                                       10,193,707
                                                       ----------
  BUILDING SERVICES-0.00%
  Building One Services Corp.+                122           1,692
                                                       ----------
                                                            1,692
                                                       ----------
  COMMERCIAL SERVICES-2.28%
  Cendant Corp.+                          124,365       2,549,482
  Concord EFS, Inc.+                          200           8,463
  Quanta Services, Inc.+                      200           8,800
                                                       ----------
                                                        2,566,745
                                                       ----------

+Non-income producing security.

                       See notes to financial statements.


-------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                           EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)-CONTINUED

-------------------------------------------------------------------------------
  COMMON STOCK-CONTINUED
-------------------------------------------------------------------------------
                                                         Market
Company                                    Shares        Value
-------------------------------------------------------------------------------
  COMPUTER EQUIPMENT & SERVICES-1.44%
  Affiliated Computer Services, Inc.+         200    $     10,125
  BISYS Group, Inc., The+                   3,400         198,900
  Ceridian Corp.+                             900          29,418
  CheckFree Holdings Corp.+                   230           6,339
  Computer Horizons Corp.+                    700           9,668
  CSG Systems International, Inc.+            160           4,190
  Electronics for Imaging, Inc.+              200          10,275
  EMC Corp./Mass+                           2,000         110,000
  First Data Corp.                         23,600       1,154,925
  Fiserv, Inc.+                               150           4,697
  Insight Enterprises, Inc.+                  150           3,713
  Maxtor Corp.+                               400           2,013
  Microchip Technology, Inc.+                 170           8,053
  Seagate Technology, Inc.+                   200           5,125
  SIPEX Corp.                                 200           4,099
  SunGard Data Systems, Inc.+               1,700          58,650
                                                     ------------
                                                        1,620,190
                                                     ------------

  COMPUTER INFORMATION & TECHNOLOGY-0.13%
  ASM Lithography
    Holding, N.V.+                          2,000         118,750
  Keane, Inc.                               1,200          27,150
                                                     ------------
                                                          145,900
                                                     ------------

  COMPUTER INFORMATION SYSTEMS-0.03%
  Internet Commerce Corp.+                  1,200          15,600
  NCR Corp.+                                  140           6,833
  Synopsys, Inc.+                             147           8,113
                                                     ------------
                                                           30,546
                                                     ------------

  COMPUTER NETWORK-7.78%
  ACT Networks, Inc.+                         300           5,119
  Adaptec, Inc.+                           15,600         550,875
  Ariba, Inc.+                                200          19,450
  Cisco Systems, Inc.+                    111,180       7,171,110

-------------------------------------------------------------------------------
  COMMON STOCK-CONTINUED
-------------------------------------------------------------------------------
                                                         Market
Company                                     Shares       Value
-------------------------------------------------------------------------------
  COMPUTER NETWORK-CONTINUED
  Equant NV, NY
    Registered Shares+                      9,600    $    903,600
  Inktomi Corp.+                              500          65,281
  Novell, Inc.+                               300           7,950
  Redback Networks, Inc.+                     100          12,556
                                                     ------------
                                                        8,735,941
                                                     ------------
  COMPUTER SOFTWARE - MAINFRAME-7.33%
  BMC Software, Inc.+                      12,135         655,290
  Business Objects, SA+                       200           7,300
  Cadence Design Systems, Inc.+            27,960         356,490
  Compuware Corp.+                         31,000         986,188
  Informatica Corp.+                          100           3,563
  Manugistics Group, Inc.+                  1,700          24,650
  Oracle Corp.+                           161,725       6,004,040
  Software.com, Inc.+                         100           2,319
  Verity, Inc.+                             3,500         189,656
                                                     ------------
                                                        8,229,496
                                                     ------------

  COMPUTER SOFTWARE - MINI & MICRO-7.05%
  Adobe Systems, Inc.                         100           8,215
  Aspen Technology, Inc.+                     200           2,350
  Clarify, Inc.+                              280          11,550
  Computer Associates
    International, Inc.+                   20,512       1,128,160
  IMRglobal Corp.+                          5,700         109,725
  Microsoft Corp.+                         66,800       6,024,525
  Sun Microsystems, Inc.+                   9,100         626,763
  Vantive Corp., The+                         900          10,294
                                                     ------------
                                                        7,921,582
                                                     ------------

  COSMETICS & PERSONAL CARE-0.02%
  Carson, Inc.+                             8,200          27,163
                                                     ------------
                                                           27,163
                                                     ------------

+Non-income producing security.

                       See notes to financial statements.


-------------------------------------------------------------------------------
38

JEFFERSON PILOT VARIABLE FUND, INC.
-------------------------------------------------------------------------------
                           EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)-CONTINUED

-------------------------------------------------------------------------------
  COMMON STOCK-CONTINUED
-------------------------------------------------------------------------------
                                                        Market
Company                                    Shares       Value
-------------------------------------------------------------------------------
  EDUCATIONAL SERVICES-0.09%
  Learning Tree
    International, Inc.+                    9,700    $    106,094
                                                     ------------
                                                          106,094
                                                     ------------

  ELECTRICAL EQUIPMENT-0.62%
  AES Corp.+                                5,900         342,938
  Sanmina Corp.+                              100           7,587
  Solectron Corp.+                          5,100         340,106
  Whittaker Corp.                             300           8,400
                                                     ------------
                                                          699,031
                                                     ------------

  ELECTRONICS-2.54%
  Analog Devices, Inc.+                    14,900         747,794
  Credence Systems Corp.+                     200           7,425
  Electro Scientific Industries, Inc.+        180           7,521
  DII Group, Inc., The+                       300          11,193
  Flextronics International, Ltd.+            160           8,880
  Gemstar International
    Group, Ltd.+                            3,400         221,850
  Gentex Corp.+                               300           8,400
  Hitachi, Ltd                             42,000         393,849
  Jabil Circuit, Inc.+                        160           7,220
  Koninklijke Phillips
    Electronics, N.V.                       4,064         409,956
  Maxim Integrated Products, Inc.+            130           8,645
  Micrel, Inc.+                               100           7,400
  Oak Industries, Inc.+                       800          34,950
  Optical Coating Laboratory, Inc.+           100           8,362
  Powerwave Technologies, Inc.+               200           6,450
  RF Micro Devices, Inc.+                     100           7,463
  SCI Systems, Inc.+                          100           4,750
  Teradyne, Inc.+                           7,200         516,600
  Uniphase Corp.+                           2,600         431,600
                                                     ------------
                                                        2,850,308
                                                     ------------
-------------------------------------------------------------------------------
  COMMON STOCK-CONTINUED
-------------------------------------------------------------------------------
                                                         Market
Company                                   Shares         Value
-------------------------------------------------------------------------------
  ELECTRONICS - SEMICONDUCTORS-6.99%
  ARM Holdings, PLC, ADR+                  13,360    $    465,930
  ATMI, Inc.+                                 240           7,140
  Altera Corp.+                            32,100       1,181,681
  Applied Materials, Inc.+                  6,700         494,962
  Applied Micro Circuits Corp.+               200          16,450
  Atmel Corp.+                              2,600          68,088
  Burr-Brown Corp.+                           200           7,325
  Conexant Systems, Inc.+                     200          11,613
  Etec Systems, Inc.+                         120           3,990
  Galileo Technology, Ltd.+                   500          22,656
  GlobeSpan, Inc.+                            100           3,975
  LSI Logic Corp.+                          3,600         166,050
  Level One Communications, Inc.+             180           8,808
  MIPS Technologies, Inc.+                    200           9,588
  Micron Technology, Inc.                   3,000         120,938
  Motorola, Inc.                           20,600       1,951,850
  PMC-Sierra, Inc.+                           200          11,787
  Photronics, Inc.+                           280           6,860
  STMicroelectronics, N.V.,
    NY Registered Shares                    3,400         235,875
  Texas Instruments, Inc.                  13,300       1,928,500
  Xilinx, Inc.+                            19,700       1,127,825
                                                     ------------
                                                        7,851,891
                                                     ------------

  ENTERTAINMENT & LEISURE-0.01%
  Harrah's Entertainment, Inc.+               300           6,600
  Premier Parks, Inc.+                        250           9,188
                                                     ------------
                                                           15,788
                                                     ------------

  ENVIRONMENTAL CONTROLS-0.06%
  Waters Corp.+                             1,200          63,750
                                                     ------------
                                                           63,750
                                                     ------------

+Non-income producing security.

                       See notes to financial statements.


-------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
-------------------------------------------------------------------------------
                           EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)-CONTINUED

-------------------------------------------------------------------------------
  COMMON STOCK-CONTINUED
-------------------------------------------------------------------------------
                                                         Market
Company                                    Shares        Value
-------------------------------------------------------------------------------
  FINANCIAL SERVICES-0.03%
  Affiliated Managers+                        200    $      6,038
  Finet.com, Inc.+                            800           4,450
  Hambrecht & Quist Group+                    200           7,425
  Paine Webber Group, Inc.                    100           4,675
  The CIT Group, Inc.                         200           5,775
  Waddell & Reed Financial, Inc.              200           5,487
                                                     ------------
                                                           33,850
                                                     ------------
  FOOD SERVICE & RESTAURANTS-0.03%
  Applebee's International, Inc.+             300           9,038
  Brinker International, Inc.+                200           5,437
  CEC Entertainment, Inc.+                    200           8,450
  CKE Restaurants, Inc.                       110           1,788
  IHOP Corp.+                                 200           4,812
  Papa John's International, Inc.+            100           4,469
                                                     ------------
                                                           33,994
                                                     ------------

  FOREST PRODUCTS & PAPER-1.19%
  Bowater, Inc.                               900          42,525
  International Paper Co.                  10,200         515,100
  Mead Corp., The                           3,600         150,300
  Smurfit-Stone Container Corp.+              300           6,169
  Weyerhaeuser Co.                          9,100         625,625
                                                     ------------
                                                        1,339,719
                                                     ------------

  HEALTHCARE-0.98%
  HEALTHSOUTH Corp.+                          700          10,456
  LifePoint Hospitals, Inc.+                  289           3,883
  Mid Atlantic Medical
    Services, Inc.+                           600           5,925
  PacifiCare Health Systems, Inc.+            100           7,193
  Province Healthcare Co.+                    200           3,900
  Triad Hospitals, Inc.+                      289           3,902
  United Healthcare Corp.                  16,900       1,058,363
  Wellpoint Health Networks, Inc.+            100           8,488
                                                     ------------
                                                        1,102,110
                                                     ------------

-------------------------------------------------------------------------------
  COMMON STOCK-CONTINUED
-------------------------------------------------------------------------------
                                                         Market
Company                                   Shares         Value
-------------------------------------------------------------------------------
  HOUSEHOLD PRODUCTS-0.01%
  Dial Corp., The                             200    $      7,438
                                                     ------------
                                                            7,438
                                                     ------------
  HUMAN RESOURCES-0.01%
  Interim Services, Inc.+                     300           6,188
  Metamor Worldwide, Inc.+                    300           7,218
                                                     ------------
                                                           13,406
                                                     ------------
  INSURANCE-0.01%
  Ace, Ltd.                                   200           5,650
                                                     ------------
                                                            5,650
                                                     ------------
  INTERNET SERVICES-0.47%
  Covad Communication Group+                6,550         349,197
  Critical Path, Inc.+                        100           5,531
  GoTo.com, Inc.+                             100           2,800
  Rhythms NetConnections, Inc+              2,900         169,288
                                                     ------------
                                                          526,816
                                                     ------------

  LODGING-0.02%
  Four Seasons Hotels, Inc.                   200           8,813
  Promus Hotel Corp.+                         382          11,842
                                                     ------------
                                                           20,655
                                                     ------------

  MACHINERY-0.21%
  Case Corp.                                  900          43,313
  Caterpillar, Inc.                         2,700         162,000
  SPX Corp.+                                  300          25,050
                                                     ------------
                                                          230,363
                                                     ------------

  MANUFACTURING-7.70%
  Callaway Golf Co.                           500           7,313
  Deere  & Co.                                800          31,700
  Eaton Corp.                               4,600         423,200
  Honeywell, Inc.                           3,600         417,150
  Mannesmann, AG+                           4,600         686,418
  Martin Marietta Materials, Inc.             200          11,800

+Non-income producing security.

                       See notes to financial statements.


-------------------------------------------------------------------------------
40

JEFFERSON PILOT VARIABLE FUND, INC.
-------------------------------------------------------------------------------
                           EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)-CONTINUED

-------------------------------------------------------------------------------
  COMMON STOCK-CONTINUED
-------------------------------------------------------------------------------
                                                        Market
Company                                    Shares       Value
-------------------------------------------------------------------------------
  MANUFACTURING-CONTINUED
  New Holland, N.V.                           500    $      8,563
  Parker-Hannifin Corp.                       200           9,150
  SI Handling Systems, Inc.+                4,850          50,925
  Timken Co., The                             300           5,850
  Tyco International, Ltd.                 73,899       7,001,930
                                                     ------------
                                                        8,653,999
                                                     ------------

  MARKETING SERVICES-0.01%
  Abacus Direct Corp.+                        100           9,150
                                                     ------------
                                                            9,150
                                                     ------------

  MEDICAL - BIOTECHNOLOGY-0.08%
  Biogen, Inc.+                               900          57,881
  Biomatrix, Inc.+                            200           4,325
  Enzon, Inc.+                                500          10,344
  Liposome Company, Inc.+                     500           9,563
  Transkaryotic Therapies, Inc.+              200           6,600
                                                     ------------
                                                           88,713
                                                     ------------

  MEDICAL PRODUCTS-0.41%
  Boston Scientific Corp.+                  9,900         434,981
  C. R. Bard, Inc.                            100           4,781
  Henry Schein, Inc.+                         100           3,169
  IDEXX Laboratories, Inc.+                   300           6,994
  QLT PhotoTherapeutics, Inc.                 160           8,800
  Respironics, Inc.+                          300           4,538
                                                     ------------
                                                          463,263
                                                     ------------

  MINING & METALS - FERROUS & NONFERROUS-0.01%
  Cyprus Amax  Minerals Co.                   500           7,594
                                                     ------------
                                                            7,594
                                                     ------------

  MULTIMEDIA-2.62%
  Time Warner, Inc.                        40,100       2,947,350
                                                     ------------
                                                        2,947,350
                                                     ------------
-------------------------------------------------------------------------------
  COMMON STOCK-CONTINUED
-------------------------------------------------------------------------------
                                                          Market
Company                                       Shares      Value
-------------------------------------------------------------------------------
  OIL & GAS - DISTRIBUTION & MARKETING-0.92%
  Williams Companies, Inc., The               24,301    $1,034,311
                                                        ----------
                                                         1,034,311
                                                        ----------

  OIL & GAS - INTEGRATED-0.01%
  Nabors Industries, Inc.+                       400         9,775
                                                        ----------
                                                             9,775
                                                        ----------

  OIL & GAS PRODUCERS-0.69%
  Apache Corp.                                 5,900       230,100
  Diamond Offshore Drilling, Inc.              6,500       184,438
  Global Marine, Inc.+                         2,700        41,681
  Noble Drilling Corp.+                       12,500       246,094
  Rowan Companies, Inc.+                         500         9,218
  Santa Fe International Corp.                 2,600        59,800
                                                        ----------
                                                           771,331
                                                        ----------

  OIL & GAS SERVICES-1.23%
  Atwood Oceanics, Inc.+                         200         6,250
  BJ Services Co.+                               300         8,831
  Baker Hughes, Inc.                           5,500       184,250
  Cal Dive International, Inc.+                  200         5,976
  ENSCO International, Inc.                    6,700       133,581
  Global Industries, Ltd.+                       100         1,281
  Halliburton Co.                             21,100       954,775
  Smith International, Inc.+                   1,600        69,500
  Varco International, Inc.+                     500         5,469
  Veritas DGC, Inc.+                             400         7,325
                                                        ----------
                                                         1,377,238
                                                        ----------

  PACKAGING & CONTAINERS-0.01%
  Owens-Illinois, Inc.+                          300         9,806
  Sealed Air Corp.+                              100         6,488
                                                        ----------
                                                            16,294
                                                        ----------

+Non-income producing security.

                       See notes to financial statements.


-------------------------------------------------------------------------------
                                                                             41

JEFFERSON PILOT VARIABLE FUND, INC.
-------------------------------------------------------------------------------
                           EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)-CONTINUED

-------------------------------------------------------------------------------
  COMMON STOCK-CONTINUED
-------------------------------------------------------------------------------
                                                     Market
Company                                 Shares       Value
-------------------------------------------------------------------------------
  PHARMACEUTICAL-0.38%
  Alpharma Inc.                         $6,401
  Andrx Corp.+                             200         15,425
  ICON, PLC, ADR+                          100          1,963
  King Pharmaceuticals, Inc.+              600         15,525
  Millennium Pharmaceuticals, Inc.+        300         10,800
  Professional Detailing, Inc.+            200          4,700
  Sepracor, Inc.+                        4,600        373,750
                                                   ----------
                                                      428,564
                                                   ----------

  PROFESSIONAL SPORTS-0.02%
  International Speedway Corp.             100          4,750
  Penske Motorsports, Inc.+                200          9,925
  Speedway Motorsports, Inc.+              200          7,863
                                                   ----------
                                                       22,538
                                                   ----------

  REAL ESTATE-0.01%
  Starwood Hotels & Resorts
    Worldwide                              200          6,113
                                                   ----------
                                                        6,113
                                                   ----------

  RETAIL STORES-2.26%
  Abercrombie & Fitch Co.+               1,600         76,800
  AnnTaylor Stores Corp.+                  170          7,650
  Autonation, Inc.+                        700         12,469
  Bebe Stores, Inc.+                       200          6,800
  Best Buy Co., Inc.+                      700         47,250
  Boise Cascade Office
    Products Corp.+                        300          3,525
  CompUSA, Inc.+                           600          4,463
  Consolidated Stores Corp.+               150          4,050
  Gap, Inc., The                         2,400        120,900
  General Instrument Corp.+              5,200        221,000
  General Nutrition
    Companies, Inc.+                       400          9,325
  Group 1 Automotive, Inc.+                200          4,225

-------------------------------------------------------------------------------
  COMMON STOCK-CONTINUED
-------------------------------------------------------------------------------
                                                     Market
Company                                Shares        Value
-------------------------------------------------------------------------------
  RETAIL STORES-CONTINUED
  Intimate Brands, Inc.                    525     $   24,871
  Lands' End+                              300         14,550
  Linens 'n Things, Inc.+                  200          8,750
  Micro Warehouse, Inc+                  8,900        159,088
  Office Depot, Inc.+                   75,100      1,656,894
  Sherwin-Williams Co., Th                 200          5,550
  Staples, Inc.+                         4,025        124,523
  Talbots, Inc., The+                      200          7,625
  Tiffany & Co.                            110         10,615
                                                   ----------
                                                    2,530,923
                                                   ----------

  TELECOMMUNICATIONS-17.27%
  ALLTEL Corp.                           4,300        307,450
  Amdocs, Ltd.+                            400          9,100
  Centennial Cellular Corp.+               200          7,125
  CenturyTel, Inc.                       9,675        384,581
  Cincinnati Bell, Inc.                  8,925        222,567
  CommNet Cellular,  Inc.+                 300          7,875
  Copper Mountain Networks, Inc.+          100          7,725
  EchoStar Communications Corp.+           100         15,344
  Frontier Corp.                        23,800      1,404,200
  Global TeleSystems Group, Inc.+       30,200      2,446,200
  Hyperion
    Telecommunications, Inc.+              500          9,406
  ITC^DeltaCom, Inc.+                      300          8,400
  Intermedia Communications, Inc.+       4,700        141,000
  L-3 Communications
    Holdings, Inc.+                        200          9,663
  MCI WorldCom, Inc.+                   73,372      6,328,335
  NTL, Inc.+                             7,100        611,931
  Nextel Communication Inc.+             9,500        476,781
  Omnipoint Corp.+                         600         17,363
  Premiere Technologies, Inc.+             500          5,750
  Qwest Communications
    International, Inc.+                61,700      2,039,956

+Non-income producing security.


                       See notes to financial statements.

-------------------------------------------------------------------------------
42

JEFFERSON PILOT VARIABLE FUND, INC.
-------------------------------------------------------------------------------
                           EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)-CONTINUED

-------------------------------------------------------------------------------
  COMMON STOCK-CONTINUED
-------------------------------------------------------------------------------
                                                       Market
Company                                 Shares         Value
-------------------------------------------------------------------------------
  TELECOMMUNICATIONS-CONTINUED
  SK Telecom Co., Ltd., ADR                2,700   $     45,900
  Sprint Corp. - Fon Group                31,800      1,679,438
  Sprint Corp. - PCS Group+               29,400      1,679,475
  TALK.com, Inc.+                          4,300         48,375
  Telecomunicacoes Brasileiras,
    SA, ADR+                              11,100            694
  Time Warner Telecom,  Inc.+                300          8,700
  United States Satellite
    Broadcasting Co., Inc.+                  400          7,200
  Viatel, Inc.+                            1,300         72,962
  Vodafone AirTouch, PLC+                  6,800      1,339,600
  Voicestream Wireless Corp.+                200          5,687
  Western Wireless, Corp.+                   200          5,400
  WinStar Communications, Inc.+              900         43,875
                                                    -----------
                                                     19,398,058
                                                    -----------

  TELECOMMUNICATIONS EQUIPMENT-9.64%
  ADC Telecommunications, Inc.+            3,700        168,581
  Aware, Inc.+                               100          4,612
  DSP Communications, Inc.+                1,900         54,863
  General Motors Corp., Class H+           2,400        135,000
  Harmonic, Inc.+                            200         11,487
  Linear Technology Corp.                  3,700        248,825
  Lucent Technologies, Inc.               14,100        950,869
  Metromedia Fiber Network, Inc.+         10,200        366,563
  Nokia Oyj, SA, ADR                      11,300      1,034,656
  Nortel Networks Corp.                   20,200      1,753,613
  QUALCOMM, Inc.+                         22,200      3,185,700
  Scientific-Atlanta, Inc.                 4,200        151,200
  Tekelec+                                 1,300         15,844
  Telefonaktiebolaget
    LM Ericsson, ADR                      28,100        925,544
  Tellabs, Inc.+                          27,000      1,824,188
                                                    -----------
                                                     10,831,545
                                                    -----------
-------------------------------------------------------------------------------
  COMMON STOCK-CONTINUED
-------------------------------------------------------------------------------
                                           Number      Market
Company                                  of Shares     Value
-------------------------------------------------------------------------------
  TEXTILES & APPAREL-0.01%
  Quicksilver, Inc.+                         300    $     7,819
  Tommy Hilfiger Corp.+                      100          7,350
                                                    -----------
                                                         15,169
                                                    -----------

  TRANSPORTATION-0.17%
  Airborne Freight Corp.                     200          5,537
  Atlas Air, Inc.+                           150          4,838
  Kansas City Southern
    Industries, Inc.                       2,900        185,056
                                                    -----------
                                                        195,431
                                                    -----------

  TRAVEL SERVICES-0.09%
  Galileo International, Inc.              1,800         96,188
  Pegasus Systems, Inc.+                     200          7,487
                                                    -----------
                                                        103,675
                                                    -----------

    TOTAL COMMON STOCK
    (Cost $73,334,854)                              104,010,090
                                                    -----------

+Non-income producing security.

                       See notes to financial statements.

-------------------------------------------------------------------------------
                                                                              43

JEFFERSON PILOT VARIABLE FUND, INC.
-------------------------------------------------------------------------------
                           EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)-CONTINUED

-------------------------------------------------------------------------------
  SHORT-TERM OBLIGATIONS
-------------------------------------------------------------------------------
                                        Principal       Market
Company                                 Value           Value
-------------------------------------------------------------------------------
Government Agency-7.74%
Federal Agricultural Mortgage Corp.,
  4.850%, due 07/16/99                 $3,200,000     $3,193,533
Federal Farm Credit Bank,
  4.980%, due 07/02/99                  5,500,000      5,499,239
                                                    ------------
                                                       8,692,772
                                                    ------------

  TOTAL SHORT-TERM OBLIGATIONS
  (Cost $8,692,772)                                    8,692,772
                                                    ------------

  TOTAL INVESTMENTS
  (Cost $82,027,626)                       100.33%   112,702,862
Other assets, less liabilities              (0.33)      (376,167)
                                          --------  ------------

  TOTAL NET ASSETS                         100.00%  $112,326,695
                                          --------  ------------
                                          --------  ------------

                     See notes to financial statements.
-------------------------------------------------------------------------------
44

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                            CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------


"WE WILL CONTINUE TO FOCUS ONLY ON FAST GROWING COMPANIES CAPABLE OF OUTPERFORMING THE MARKET, REGARDLESS OF THE MACROECONOMIC ENVIRONMENT."

                            --Mark Pinto, Portfolio Manager--

--------------------------------------------------------------------------------

                                 INCEPTION DATE
                                  May 30, 1992

                  ---------------------------------------------

                                  FUND MANAGER
                            Janus Capital Corporation

                  ---------------------------------------------

                        INVESTMENT OBJECTIVE AND STRATEGY
                             To seek capital growth.
                   Realization of income is not a significant
                            investment consideration.

                  ---------------------------------------------

                            NET ASSETS AS OF 6/30/99
                                  $258,702,054

                  ---------------------------------------------

                               NUMBER OF HOLDINGS
                                       42

                  ---------------------------------------------

                               PORTFOLIO TURNOVER
                                     12.98%

--------------------------------------------------------------------------------


                  ---------------------------------------------
                                 IN THIS SECTION
                  ---------------------------------------------

                                 Portfolio Facts

                                    Portfolio
                                   Composition

                              Financial Highlights

                                   Schedule of
                              Portfolio Investments

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                MARK PINTO, CFA
                                VICE PRESIDENT

- Joined Janus Capital
  Corporation in 1994

- 13 years of investment
  experience

- B.A. from Yale University

- M.B.A. from Harvard
  University

- Chartered Financial
  Analyst


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                            CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

[CHART]

     % of Portfolio ++
Common Stock         94.83%
Cash                 5.17%

---------------------------------------
                         PERCENT OF
TOP TEN EQUITIES         PORTFOLIO++
---------------------------------------
Cisco Systems, Inc.        5.37%
Microsoft Corp.            4.59%
Time Warner, Inc.          4.58%
Nokia Oyj, SA              4.17%
Morgan Stanley Dean
   Witter, & Co.           3.88%
Comcast Corp.              3.23%
General Electric Co.       3.17%
AT&T Corp.                 2.94%
The Charles Schwab Corp.   2.86%
Eli Lilly and Co.          2.56%


---------------------------------------
                         PERCENT OF
TOP TEN INDUSTRIES       PORTFOLIO++
---------------------------------------
Financial Services        15.09%
Pharmaceutical             9.43%
Broadcasting               8.67%
Multimedia                 6.99%
Computer Software - Mini
    & Micro                6.64%
Telecommunications
   Equipment               6.39%
Computer Network           5.37%
Manufacturing              5.29%
Telecommunications         5.19%
Banking                    4.92%

++ Represents market value of
    investments plus cash.

     An improving global economic outlook, led most noticeably by improvements in Asia, raised concerns among investors that the U.S. economy might grow too hot for its own good. As a result, investors discounted higher interest rates into share prices and sparked a roll into cyclical shares that began in April and carried into the waning days of the period. On June 30, however, the Federal Reserve put to rest the fears of many investors by raising short-term rates by a mere 25 basis points, sending shares broadly higher and allowing growth stocks to regain some of their earlier momentum.

     The Portfolio outperformed the S&P 500 Index, despite a difficult environment for growth shares that weighed against a number of our holdings late in the first half. Pharmaceutical stocks in particular were pressured as higher interest rates and an uncertain regulatory climate weighed against the entire sector. Our holdings in Pfizer and Pharmacia & Upjohn suffered as a result, and we are monitoring developments in the industry closely.

     Meanwhile, however, our exposure to the semiconductor industry proved profitable as ASM Lithography, Applied Materials and Linear Technology gained. Rapid changes in technology, both among the products that utilize microchips as well as technology critical to the chips themselves, are boosting demand across the entire industry. Our media and cable positions also advanced, once again led by gains in Comcast and MediaOne. Elsewhere in the Portfolio, selected financial shares including MBNA, Citigroup and American Express


--------------------------------------------------------------------------------
46

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                            CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

gained despite a relatively dramatic increase in interest rates.

     Cable and media stocks remained an important theme within the Portfolio. AT&T's victory in the bidding war for MediaOne underscored the value of the nation's cable infrastructure and allowed our positions in both MediaOne and Comcast, the bidder pushed aside by AT&T's rich offer, to gain nicely. Comcast emerged from the fracas with $1.5 billion in breakup fees, cash that it immediately used to increase its national subscriber network. Comcast, MediaOne and AT&T all finished higher during the second quarter. Meanwhile, our new position in AT&T Liberty Media Group gained as the premium placed by the market on the company's impressive content portfolio widened. The company, which is run by cable veteran John Malone, possesses extraordinary potential and an extremely deep balance sheet underwritten by AT&T. We are also impressed with Liberty's array of strategic shareholdings, which includes significant stakes in names such as Time Warner, Sprint PCS and a number of national cable companies.

     Looking forward, inflation and a fear of rising interest rates are likely to set the market's tone during the second half. While further tightening by the Federal Reserve is a possibility, evidence of inflation remains conspicuously absent from most economic data. Meanwhile, we will continue to focus only on fast growing companies capable of outperforming the market, regardless of the macroeconomic environment.

[GRAPH]

                 CAPITAL GROWTH PORTFOLIO AND THE S&P 500 INDEX
               Comparison of Change in Value of $10,000 Investment

             CAPITAL
             GROWTH      S&P 500
            PORTFOLIO     INDEX
5/1/92      $10,000      $10,000
6/30/92     $10,087      $ 9,958
9/30/92     $10,925      $10,272
12/31/92    $12,724      $10,787
3/31/93     $13,604      $11,256
6/30/93     $13,635      $11,310
9/30/93     $14,752      $11,598
12/31/93    $15,869      $11,867
3/31/94     $15,387      $11,420
6/30/94     $14,720      $11,470
9/30/94     $15,553      $12,031
12/31/94    $15,353      $12,028
3/31/95     $16,045      $13,195
6/30/95     $17,479      $14,451
9/30/95     $20,143      $15,596
12/31/95    $21,762      $16,532
3/31/96     $23,919      $17,512
6/30/96     $25,766      $18,399
9/30/96     $26,224      $19,074
12/31/96    $25,951      $20,767
3/31/97     $26,015      $20,860
6/30/97     $30,540      $24,494
9/30/97     $33,805      $26,326
12/31/97    $33,582      $27,079
3/31/98     $39,281      $30,849
6/30/98     $41,989      $31,864
9/30/98     $36,869      $28,701
12/31/98    $46,502      $34,802
3/31/99     $50,983      $36,534
6/30/99     $53,243      $39,105


----------------------------
AVERAGE ANNUAL TOTAL RETURNS
----------------------------

                CAPITAL    S&P 500
                GROWTH      INDEX
YTD             14.49%     12.38%
1 YEAR          26.80%     22.76%
5 YEAR          29.32%     27.84%
INCEPTION       26.28%     20.96%

COMMENCEMENT OF OPERATIONS MAY 1, 1992. PAST PERFORMANCE
IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THIS GRAPH COMPARES AN INITIAL $10,000 INVESTMENT MADE IN THE CAPITAL GROWTH PORTFOLIO (THE "PORTFOLIO") AT ITS INCEPTION WITH A SIMILAR INVESTMENT IN THE S&P 500 INDEX. FOR THE PURPOSES OF THIS GRAPH AND THE ACCOMPANYING TABLE, THE AVERAGE ANNUAL TOTAL RETURN FOR THE PORTFOLIO REFLECTS ALL RECURRING EXPENSES AND INCLUDES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

THE S&P 500 INDEX IS AN UNMANAGED INDEX AND INCLUDES THE REINVESTMENT OF ALL DIVIDENDS, BUT DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS, ADVISORY FEES OR EXPENSES THAT ARE ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO.

SHARES OF THE PORTFOLIO ARE OFFERED ONLY THROUGH THE VARIABLE PRODUCTS OF JEFFERSON PILOT FINANCIAL AND ITS AFFILIATES. TOTAL RETURNS DO NOT REFLECT ANY SEPARATE ACCOUNT EXPENSES IMPOSED ON THE POLICIES WHICH MAY INCLUDE A PREMIUM TAX CHARGE, ACCOUNT FEES, COST OF INSURANCE, MORTALITY EXPENSES AND SURRENDER CHARGES, AS APPLICABLE.


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                            CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


FINANCIAL HIGHLIGHTS

                                          (UNAUDITED)
                                          SIX MONTHS
                                             ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                                             JUNE        DECEMBER       DECEMBER       DECEMBER      DECEMBER       DECEMBER
                                           30, 1999        31, 1998     31, 1997        31, 1996      31, 1995      31, 1994
                                        ------------------------------------------------------------------------------------
  Net asset value, beginning of period  $     27.90    $      21.23  $       17.26  $      17.38   $     13.38   $     14.26

  INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)               (0.05)          (0.09)                        0.05          0.03          0.03
   Net gains and losses on securities
     (both realized and unrealized)            4.05            8.25           4.99          3.24          5.56         (0.49)
                                        -----------  --------------  -------------  ------------   -----------   -----------
                                        -----------  --------------  -------------  ------------   -----------   -----------
   Total from investment operations            4.00            8.16           4.99          3.29          5.59         (0.46)

  LESS DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income                                                    (0.05)        (0.03)        (0.03)
   Dividends in excess of net
     investment income
   Distributions from capital gains           (0.82)          (1.49)         (0.81)        (3.36)        (1.56)        (0.33)
   Distributions in excess of capital gains                                  (0.21)                                    (0.06)
   Returns of capital
                                        -----------  --------------  -------------  ------------   -----------   -----------
   Total distributions                        (0.82)          (1.49)         (1.02)        (3.41)        (1.59)        (0.42)

  Net asset value, end of period        $     31.08  $        27.90  $       21.23  $      17.26   $     17.38   $     13.38
                                        -----------  --------------  -------------  ------------   -----------   -----------
                                        -----------  --------------  -------------  ------------   -----------   -----------

  Total Return (A)                            14.49%          38.47%         29.41%        19.25%        41.74%        (3.26%)

  Ratios to Average Net Assets:
    Expenses                                   1.06%           1.09%          1.09%         1.13%         1.15%         1.22%
    Net investment income                     (0.35%)         (0.38%)         0.02%         0.30%         0.21%         0.25%

  Portfolio Turnover Rate                     12.98%          54.58%         91.66%       147.82%       170.32%       202.04%

  Net Assets, At End of Period         $268,702,054    $198,002,451   $124,123,995   $70,832,162   $49,853,029   $27,564,086


(A) TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS DURING THE PERIOD AND DOES NOT REFLECT DEDUCTION OF ACCOUNT FEES AND CHARGES THAT APPLY TO THE SEPARATE ACCOUNT OR RELATED INSURANCE POLICIES. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TOTAL RETURN FIGURES FOR PERIODS OF LESS THAN ONE YEAR HAVE NOT BEEN ANNUALIZED.


--------------------------------------------------------------------------------
48

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                            CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

        SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30,1999 (UNAUDITED)

--------------------------------------------------------------------------------
  COMMON STOCK--96.55%
--------------------------------------------------------------------------------
                                                   Market
Company                            Shares          Value
--------------------------------------------------------------------------------
  AIRLINES-3.36%
  Southwest Airlines Co.             135,120     $ 4,205,610
  UAL Corp.+                          74,350       4,832,750
                                                ------------
                                                   9,038,360
                                                ------------
  BANKING-5.01%
  Bank of America Corp.               69,049       5,062,155
  Bank of New York
    Company, Inc.                    133,770       4,907,687
  Citigroup, Inc.                     73,687       3,500,132
                                                ------------
                                                  13,469,974
                                                ------------
  BEVERAGES-2.31%
  Coca-Cola Enterprises, Inc.        201,985       6,211,039
                                                ------------
                                                   6,211,039
                                                ------------
  BROADCASTING-8.83%
  AT&T Corp. - Liberty
    Media Group+                     110,650       4,066,388
  CBS Corp.+                         102,020       4,431,494
  Comcast Corp.                      229,630       8,826,403
  MediaOne Group, Inc.                85,870       6,386,581
                                                ------------
                                                  23,710,866
                                                ------------
  COMPUTER EQUIPMENT & SERVICES-4.47%
  Dell Computer Corp.+               150,415       5,565,355
  EMC Corp./Mass+                    117,370       6,455,350
                                                ------------
                                                  12,020,705
                                                ------------
  COMPUTER INFORMATION & TECHNOLOGY-1.85%
  ASM Lithography Holding, N.V.       83,875       4,980,078
                                                ------------
                                                   4,980,078
                                                ------------
  COMPUTER NETWORK-5.47%
  Cisco Systems, Inc.+               227,696      14,686,392
                                                ------------
                                                  14,686,392
                                                ------------

--------------------------------------------------------------------------------
  COMMON STOCK--CONTINUED
--------------------------------------------------------------------------------
                                                   Market
Company                              Shares        Value
--------------------------------------------------------------------------------
  COMPUTER SOFTWARE - MINI & MICRO-6.76%
  Microsoft Corp.+                   139,110     $12,545,983
  Sun Microsystems, Inc.+             81,525       5,615,035
                                                ------------
                                                  18,161,018
                                                ------------
  ELECTRONICS - SEMICONDUCTORS-2.26%
  Applied Materials, Inc.+            82,350       6,083,606
                                                ------------
                                                   6,083,606
                                                ------------
  ENTERTAINMENT & LEISURE-3.81%
  Autotote Corp.+                      4,672          11,096
  Carnival Corp.                     140,715       6,824,677
  MGM Grand, Inc.+                    69,385       3,399,865
                                                ------------
                                                  10,235,638
                                                ------------
  FINANCIAL SERVICES-15.37%
  American Express Co.                41,370       5,383,271
  Charles Schwab Corp., The           71,137       7,816,178
  Fannie Mae                          77,900       5,326,413
  Freddie Mac+                        71,330       4,137,140
  Goldman Sachs Group, Inc.           19,000       1,372,750
  MBNA Corp.                         216,500       6,630,313
  Morgan Stanley
    Dean Witter & Co.                103,595      10,618,487
                                                ------------
                                                  41,284,552
                                                ------------
  MANUFACTURING-5.38%
  General Electric Co.                76,770       8,675,010
  Tyco International, Ltd.            61,055       5,784,961
                                                ------------
                                                  14,459,971
                                                ------------
  MULTIMEDIA-7.11%

  Time Warner, Inc.                  170,440      12,527,340
  Viacom, Inc., Class B+             149,775       6,590,100
                                                ------------
                                                  19,117,440
                                                ------------
  PHARMACEUTICAL-9.60%
  Eli Lilly and Co.                   97,795       7,004,567
  Pfizer, Inc.                        59,725       6,554,819
  Pharmacia & Upjohn, Inc.            97,595       5,544,616

+Non-income producing security.

                       See notes to financial statements.


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                            CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

   SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30,1999 (UNAUDITED)-CONTINUED

--------------------------------------------------------------------------------
COMMON STOCK--CONTINUED
--------------------------------------------------------------------------------
                                                   Market
Company                            Shares          Value
--------------------------------------------------------------------------------
  PHARMACEUTICAL-CONTINUED
  Warner-Lambert Co.                  96,400     $ 6,687,750
                                                ------------
                                                  25,791,752
                                                ------------
  RETAIL STORES-3.16%
  Home Depot, Inc., The               74,235       4,783,518
  Kroger Co., The+                   132,760       3,708,982
                                                ------------
                                                   8,492,500
                                                ------------
  TELECOMMUNICATIONS-5.29%
  AT&T Corp.                         144,084       8,041,688
  Sprint Corp. - PCS Group            41,465       2,368,688
  Vodafone Group, PLC                 19,280       3,798,160
                                                ------------
                                                  14,208,536
                                                ------------

--------------------------------------------------------------------------------
  COMMON STOCK--CONTINUED
--------------------------------------------------------------------------------
                                                    Market
Company                             Shares          Value
--------------------------------------------------------------------------------
  Telecommunications Equipment-6.51%
  Linear Technology Corp.             90,250  $    6,069,313
  Nokia Oyj, SA                      124,630      11,411,434
                                                ------------
                                                  17,480,747
                                                ------------
    TOTAL COMMON STOCK
    (Cost $160,988,568)                          259,433,174
                                                ------------

    TOTAL INVESTMENTS
    (Cost $160,988,568)                96.55%    259,433,174
  Other assets, less liabilities        3.45       9,268,880
                                     -------    ------------
    TOTAL NET ASSETS                  100.00%   $268,702,054
                                     -------    ------------
                                     -------    ------------

+Non-income producing security.

                      See notes to financial statements.


--------------------------------------------------------------------------------
50

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                            SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

"WHILE SMALL-COMPANY STOCKS HAVE BEGUN TO FIND FAVOR ONCE AGAIN, WE BELIEVE THAT THE RETURN POTENTIAL IN THE SMALL-CAP GROWTH SECTOR HAS YET TO BE FULLY APPRECIATED, AND WE EXPECT IMPROVING MARKET CONDITIONS FOR SMALL-CAP GROWTH STOCKS."

                                      --Stephen J. McGruder, Portfolio Manager--


--------------------------------------------------------------------------------

                                 INCEPTION DATE
                                 April 18, 1986

                -------------------------------------------------

                                  FUND MANAGER
                            Lord, Abbett and Company

                -------------------------------------------------

                        INVESTMENT OBJECTIVE AND STRATEGY
                 To achieve growth of capital by investing in a diversified portfolio primarily of U.S. equity securities issued by small companies.

                -------------------------------------------------

                            NET ASSETS AS OF 6/30/99
                                   $81,637,793

                -------------------------------------------------

                               NUMBER OF HOLDINGS
                                       127

                -------------------------------------------------

                               PORTFOLIO TURNOVER
                                     117.79%



--------------------------------------------------------------------------------





                          -------------------------------
                                IN THIS SECTION
                          -------------------------------

                                Portfolio Facts

                                  Portfolio
                                 Composition

                             Financial Highlights

                                 Schedule of
                            Portfolio Investments

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                      STEPHEN J. MCGRUDER,
                               CFA
                             PARTNER

- Joined Lord, Abbett in 1995

- Nearly 30 years of industry experience

- B.S. from Stanford University

- B.A. in Business Economics from Claremont McKenna College

- Chartered Financial Analyst

---------------------------------------------------------------


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                            SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

[CHART]

    % of Portfolio++
Common Stock-        92.92%
Cash-                 7.08%

--------------------------------------
                        PERCENT OF
TOP TEN EQUITIES        PORTFOLIO++
--------------------------------------
Plantronics, Inc.             3.03%
Pacific Sunwear of
  California, Inc.            2.21%
Security First
  Technology, Inc.            2.13%
Orbital Sciences Corp.        1.99%
IMRglobal Corp.               1.84%
Ames Department Stores, Inc.  1.78%
Stillwater Mining Co.         1.60%
SLI, Inc.                     1.58%
Nielsen Media Research, Inc.  1.49%
The Kroll-O'Gara Co.          1.49%


--------------------------------------
                         PERCENT OF
TOP TEN INDUSTRIES       PORTFOLIO++
--------------------------------------
Computer Software -
  Mini & Micro             9.33%
Manufacturing              8.45%
Textiles & Apparel         7.84%
Retail Stores              7.12%
Commercial Services        6.05%
Healthcare                 5.17%
Telecommunications
  Equipment                5.12%
Computer Equipment &
  Services                 3.73%
Food Products              2.85%
Electronics                2.83%

++Represents market value of investments plus cash.

THE PORTFOLIO INVESTS IN STOCKS OF DEVELOPING COMPANIES, WHICH INVOLVE GREATER RISK AND ARE GENERALLY MORE VOLATILE THAN INVESTMENTS IN MATURE COMPANIES.

     In May of this year, Lord, Abbett & Co. became the investment manager for the Jefferson Pilot Variable Small Company Portfolio. Lord, Abbett is pleased to be part of Jefferson Pilot's variable product offerings and looks forward to serving your investment needs over the long term.

OUR INVESTMENT STRATEGY

     In managing the Small Company Portfolio, we look for companies with market capitalizations less than $1.3 billion that have the potential to grow dramatically over several years. A recent Morningstar report (March,1999) outlined our team's investment strategy:

     "MANAGER STEPHEN MCGRUDER FOLLOWS ONE OF THE MORE DISCIPLINED STRATEGIES IN THE SMALL-GROWTH CATEGORY. HE AND HIS TEAM OF SEVEN ANALYSTS START WITH A SERIES OF GROWTH, BALANCE SHEET AND OTHER SCREENS TO NARROW THE SMALL-CAP UNIVERSE TO 400 OR SO NAMES. MCGRUDER AND HIS ANALYSTS THEN SCRUTINIZE THESE FIRMS, VETTING THEIR NUMBERS AND DOING COMPANY, CUSTOMER AND SUPPLIER VISITS TO DETERMINE WHICH ENJOY THE BEST LONG-TERM BUSINESS PLANS AND EARNINGS PROSPECTS. ALL THESE ATTRACTIVE ATTRIBUTES MAKE THIS FUND ONE OF THE SMALL-GROWTH CATEGORY'S BEST."

MARKET REVIEW

     Although we experienced a broadening of the market during the second quarter -more stocks participated in the market's move higher than had been the case in earlier quarters - small-cap growth stocks did not advance as strongly as their value-oriented counterparts. Internet stocks, which were subject to some volatility, influenced performance in the small-cap growth sector.

PORTFOLIO REVIEW

     Careful bottom-up stock selection contributed to the Portfolio's positive return. For example, two of our holdings in the Internet banking arena participated in a mid-quarter technology advance. The Portfolio is currently


--------------------------------------------------------------------------------
52

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                            SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

maintaining larger weightings in the technology and healthcare sectors than it has in the past, though it still carries less exposure to these sectors than the Russell 2000 Growth Index. We remain underweighted in financial services stocks, because we believe this area generally does not offer the long-term earnings growth potential we seek. The Portfolio was overweighted in the consumer discretionary sector, which includes companies in the retail and leisure industries, where we uncovered several opportunities as a result of our ongoing, proprietary research.

OUTLOOK

     While valuations are high for many Internet-related issues, we believe that there are companies in this sector possessing fundamental strength and excellent growth potential. Going forward, we expect to make select investments in this area. We are also confident that opportunities we have identified in the retail and healthcare sectors may enhance return potential for the Portfolio.

     In our opinion, renewed investor confidence and an anticipated global economic expansion create a favorable environment for earnings growth among smaller companies. While small-company stocks have begun to find favor once again, we believe that the return potential in the small-cap growth sector has yet to be fully appreciated, and we expect improving market conditions for small-cap growth stocks.

[GRAPH]

          SMALL COMPANY PORTFOLIO, S&P 500 AND
              RUSSELL 2000 GROWTH INDEX(1)
 Comparison of Change in Value of $10,000 Investment.

            SMALL                  RUSSELL 2000
            COMPANY    S&P 500     GROWTH
            PORTFOLIO  INDEX       INDEX
4/18/86     $10,000    $10,000     $10,000
6/30/86     $10,372    $10,712     $10,400
9/30/86     $9,863     $9,965      $8,710
12/31/86    $10,565    $10,522     $8,806
3/31/87     $11,914    $12,768     $11,200
6/30/87     $12,813    $13,408     $11,045
9/30/87     $13,698    $14,294     $11,403
12/31/87    $10,395    $11,071     $7,883
3/31/88     $12,119    $11,701     $9,256
6/30/88     $13,176    $12,474     $9,844
9/30/88     $13,151    $12,514     $9,573
12/31/88    $13,129    $12,898     $9,489
3/31/89     $14,183    $13,809     $10,194
6/30/89     $15,054    $15,025     $10,853
9/30/89     $16,226    $16,632     $11,823
12/31/89    $15,669    $16,971     $11,403
3/31/90     $15,299    $16,459     $11,100
6/30/90     $15,505    $17,489     $11,801
9/30/90     $12,071    $15,097     $8,721
12/31/90    $12,759    $16,443     $9,418
3/31/91     $15,336    $18,823     $12,295
6/30/91     $15,663    $18,782     $11,869
9/30/91     $16,103    $19,785     $13,149
12/31/91    $16,999    $21,431     $14,238
3/31/92     $18,699    $20,983     $14,628
6/30/92     $17,992    $21,291     $12,871
9/30/92     $18,527    $21,961     $13,121
12/31/92    $21,506    $23,062     $15,345
3/31/93     $22,691    $24,066     $15,070
6/30/93     $22,524    $24,180     $15,504
9/30/93     $23,910    $24,802     $16,951
12/31/93    $24,925    $25,377     $17,397
3/31/94     $24,982    $24,422     $16,688
6/30/94     $24,337    $24,527     $15,636
9/30/94     $26,469    $25,727     $17,097
12/31/94    $26,834    $25,721     $16,974
3/31/95     $28,241    $28,217     $17,905
6/30/95     $29,736    $30,902     $19,682
9/30/95     $33,164    $33,351     $21,920
12/31/95    $34,809    $35,352     $22,244
3/31/96     $37,702    $37,447     $23,521
6/30/96     $39,076    $39,346     $24,896
9/30/96     $38,570    $40,788     $24,684
12/31/96    $40,537    $44,408     $24,749
3/31/97     $38,833    $44,602     $22,153
6/30/97     $44,729    $52,383     $26,042
9/30/97     $52,097    $56,302     $30,448
12/31/97    $50,105    $57,913     $27,953
3/31/98     $53,395    $65,974     $31,274
6/30/98     $51,272    $68,146     $29,478
9/30/98     $39,894    $61,380     $22,886
12/31/98    $44,205    $74,429     $28,296
3/31/99     $40,113    $78,132     $27,821
6/30/99     $43,794    $83,630     $31,925

-----------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------
                                   RUSSELL 2000
                 SMALL     S&P 500    GROWTH
                COMPANY     INDEX    INDEX(1)
 YTD            -0.93%     12.38%     12.82%
 1 YEAR        -14.58%     22.76%      8.30%
 5 YEAR         12.47%     27.84%     15.33%
 10 YEAR        11.27%     18.75%     11.39%
 INCEPTION      11.83%     17.44%      9.21%

COMMENCEMENT OF OPERATIONS APRIL 18, 1986. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THIS GRAPH COMPARES AN INITIAL $10,000 INVESTMENT MADE IN THE SMALL COMPANY PORTFOLIO (THE "PORTFOLIO") FORMERLY THE DOMESTIC GROWTH STOCK PORTFOLIO, AT ITS INCEPTION WITH A SIMILAR INVESTMENT IN THE S&P 500 INDEX AND THE RUSSELL 200 GROWTH INDEX. FOR THE PURPOSES OF THIS GRAPH AND THE ACCOMPANYING TABLE, THE AVERAGE ANNUAL TOTAL RETURN FOR THE PORTFOLIO REFLECTS ALL RECURRING EXPENSES AND INCLUDES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

THE S&P 500 INDEX AND THE RUSSELL 2000 GROWTH INDEX ARE UNMANAGED INDICES AND INCLUDE THE REINVESTMENT OF ALL DIVIDENDS, BUT DO NOT REFLECT THE PAYMENT OF TRANSACTION COSTS, ADVISORY FEES OR EXPENSES THAT ARE ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO.

SHARES OF THE PORTFOLIO ARE OFFERED ONLY THROUGH THE VARIABLE PRODUCTS OF JEFFERSON PILOT FINANCIAL AND ITS AFFILIATES. TOTAL RETURNS DO NOT REFLECT ANY SEPARATE ACCOUNT EXPENSES IMPOSED ON THE POLICIES WHICH MAY INCLUDE A PREMIUM TAX CHARGE, ACCOUNT FEES, COST OF INSURANCE, MORTALITY EXPENSES AND SURRENDER CHARGES, AS APPLICABLE.


(1) EFFECTIVE MAY 1, 1999, THE PERFORMANCE BENCHMARK OF THE PORTFOLIO HAS BEEN CHANGED FROM THE S&P 500 INDEX TO THE RUSSELL 2000 GROWTH INDEX. THE RUSSELL 2000 GROWTH INDEX BETTER REPRESENTS THE INVESTMENT STYLE AND OBJECTIVE OF THE PORTFOLIO BY INCLUDING A BROADER BLEND OF SMALL CAPITALIZATION STOCKS.


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                            SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


FINANCIAL HIGHLIGHTS
                                            (UNAUDITED)
                                            SIX MONTHS
                                               ENDED         YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                               JUNE           DECEMBER       DECEMBER      DECEMBER       DECEMBER       DECEMBER
                                             30, 1999         31, 1998       31, 1997      31, 1996       31, 1995       31, 1994

Net asset value, beginning of period        $     16.24    $     20.43    $     18.19    $     17.87    $     15.94   $     16.14

INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.03           0.22           0.09           0.06           0.15          0.09
  Net gains and losses on securities
    (both realized and unrealized)                (0.22)         (2.59)          4.17           2.85           4.48          1.12

                                            -----------    -----------    -----------    -----------    -----------   ------------
  Total from investment operations                (0.19)         (2.37)          4.26           2.91           4.63          1.21

LESS DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income            (0.02)         (0.19)         (0.09)         (0.06)         (0.15)        (0.09)
  Dividends in excess of net
    investment income
  Distributions from capital gains                (0.37)         (1.63)         (1.93)         (2.53)         (2.55)        (1.32)
  Distributions in excess of capital gains
  Returns of capital
                                            -----------    -----------    -----------    -----------    -----------   ------------

  Total distributions                             (0.39)         (1.82)         (2.02)         (2.59)         (2.70)        (1.41)


Net asset value, end of period              $     15.66    $     16.24    $     20.43    $     18.19    $     17.87   $      15.94
                                            -----------    -----------    -----------    -----------    -----------   ------------
                                            -----------    -----------    -----------    -----------    -----------   ------------

Total Return (A)                                  (0.93%)       (11.78%)        23.60%         16.46%         29.72%         7.66%

Ratios to Average Net Assets:
  Expenses                                         0.86%          0.87%          0.83%          0.85%          0.87%         0.89%
  Net investment income                            0.36%          1.23%          0.47%          0.31%          0.95%         0.63%

Portfolio Turnover Rate                          117.79%         43.06%         52.92%         49.75%         64.17%        46.65%

Net Assets, At End of Period                $81,637,793    $78,343,648    $81,505,107    $62,166,366    $48,517,886   $31,458,666


(A) Total return assumes reinvestment of all dividends during the period and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return figures for periods of less than one year have not been annualized.


--------------------------------------------------------------------------------
54

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                            SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

        SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)

----------------------------------------------------------
COMMON STOCK--93.36%
----------------------------------------------------------
                                                 Market
Company                           Shares         Value
----------------------------------------------------------
AEROSPACE & DEFENSE-2.77%
Armor Holdings, Inc.+               60,300 $       629,381
Orbital Sciences Corp.+             69,000       1,630,125
                                           ---------------
                                                 2,259,506
                                           ---------------

BANKING-0.54%
Net.B@nk, Inc.+                     11,700         444,600
                                           ---------------
                                                   444,600
                                           ---------------

BUILDING CONSTRUCTION-1.07%
Crossmann Communities, Inc.+        30,000         871,875
                                           ---------------
                                                   871,875
                                           ---------------

CHEMICALS-0.98%
OM Group, Inc.                      23,100         796,950
                                           ---------------
                                                   796,950
                                           ---------------

COMMERCIAL SERVICES-6.08%
Caribiner International, Inc.+      57,400         355,162
Cornell Corrections, Inc.+          26,700         438,881
Healthcare Services Group, Inc.+    44,500         433,875
Iron Mountain, Inc.+                24,400         698,450
McGrath RentCorp                    21,900         438,000
Nielsen Media Research, Inc.+       41,900       1,225,575
TeleTech Holdings, Inc.+            83,300         843,413
U S Liquids, Inc.+                  25,300         528,138
                                           ---------------
                                                 4,961,494
                                           ---------------

COMPUTER EQUIPMENT & SERVICES-3.75%
Advanced Digital
  Information Corp.+                16,200         656,100
CheckFree Holdings Corp.+           12,500         344,531
Ciber, Inc.+                        30,200         577,575
Computer Horizons Corp.+            23,200         320,450
In Focus Systems, Inc.+             24,900         373,500
Insight Enterprises, Inc.+          15,700         388,575
MicroTouch Systems, Inc.+           27,000         401,625
                                           ---------------
                                                 3,062,356
                                           ---------------

----------------------------------------------------------
COMMON STOCK--CONTINUED
----------------------------------------------------------
                                               Market
Company                            Shares      Value
----------------------------------------------------------
COMPUTER INFORMATION & TECHNOLOGY-0.86%
Mastech Corp.+                      20,900 $       389,262
National Computer Systems, Inc.      9,300         313,875
                                           ---------------
                                                   703,137
                                           ---------------

COMPUTER NETWORK-1.18%
Fvc.com, Inc.+                      34,100         221,650
Xircom, Inc.+                       24,600         739,537
                                           ---------------
                                                   961,187
                                           ---------------

COMPUTER SOFTWARE - MAINFRAME-1.58%
Landmark Systems Corp.+             49,200         510,450
Transaction Systems
  Architects, Inc.+                 20,000         780,000
                                           ---------------
                                                 1,290,450
                                           ---------------

COMPUTER SOFTWARE - MINI & MICRO-9.37%
Activision, Inc.+                   35,200         512,600
Best Software, Inc.+                26,600         428,925
Caere Corp.+                        39,300         520,725
Cambridge Technology
  Partners, Inc.+                   57,700       1,013,356
Dendrite International, Inc.+       14,000         505,750
IMRglobal Corp.+                    78,600       1,513,050
MICROS Systems, Inc.+               34,900       1,186,600
National Instruments Corp.+         10,500         423,938
Sequent Computer
  Systems, Inc.+                    42,500         754,375
THQ, Inc.+                          11,500         330,625
Visio Corp.+                        12,100         460,556
                                           ---------------
                                                 7,650,500
                                           ---------------

CONSULTING SERVICES-2.48%
AnswerThink Consulting
  Group, Inc.+                      12,800         323,200
Cognicase, Inc.+                    16,000         262,000
Diamond Technology
  Partners, Inc.+                   14,700         328,912
Metzler Group, Inc.+                13,000         359,125


+Non-income producing security.

                       See notes to financial statements.


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                            SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

   SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)--CONTINUED

----------------------------------------------------------
COMMON STOCK--CONTINUED
----------------------------------------------------------
                                                Market
Company                            Shares       Value
----------------------------------------------------------
CONSULTING SERVICES-CONTINUED
SCB Computer
  Technology, Inc.+                 43,400 $       227,850
USWeb Corp.+                        23,600         523,625
                                           ---------------
                                                 2,024,712
                                           ---------------

COSMETICS & PERSONAL CARE-0.39%
Steiner Leisure, Ltd.+              10,400         315,250
                                           ---------------
                                                   315,250
                                           ---------------

ELECTRONICS-2.85%
Ampex Corp.+                        66,600         337,163
Analogic Corp.+                     17,600         547,251
LeCroy Corp.+                       27,300         646,669
Sawtek, Inc.+                       17,300         793,637
                                           ---------------
                                                 2,324,720
                                           ---------------

ELECTRONICS - SEMICONDUCTORS-0.68%
American Xtal Technology, Inc.+     23,200         552,450
                                           ---------------
                                                   552,450
                                           ---------------

ENTERTAINMENT & LEISURE-0.41%
Family Golf Centers, Inc.+          43,200         332,100
                                           ---------------
                                                   332,100
                                           ---------------

Financial Services-0.03%
Federal Agricultural
  Mortgage Corp.+                      400          27,450
                                           ---------------
                                                    27,450
                                           ---------------
FOOD PRODUCTS-2.86%
Horizon Organic
  Holding Corp.+                    22,300         326,137
Northland Cranberries, Inc.         30,000         253,125
Smithfield Foods, Inc.+             19,400         648,687
Twinlab Corp.+                      26,200         225,158

----------------------------------------------------------
COMMON STOCK--CONTINUED
----------------------------------------------------------
                                                  Market
  Company                          Shares          Value
----------------------------------------------------------
FOOD PRODUCTS-CONTINUED
United Natural Foods, Inc.+         17,500 $       433,125
Wild Oats Markets, Inc.+            14,900         452,123
                                           ---------------
                                                 2,338,355
                                           ---------------

HEALTHCARE-5.19%
CareMatrix Corp.+                   56,200         698,988
Express Scripts, Inc+                8,400         505,575
Hanger Orthopedic
  Group, Inc.+                      46,300         656,881
Hooper Holmes, Inc.                 48,200         982,075
Matria Healthcare, Inc.+            73,100         529,975
Sunrise Assisted Living, Inc.+      24,800         864,900
                                           ---------------
                                                 4,238,394
                                           ---------------

HOLDING COMPANIES-0.44%
TransMontaigne, Inc.+               28,800         361,800
                                           ---------------
                                                   361,800
                                           ---------------

HUMAN RESOURCES-1.10%
Butler International , Inc.+        24,150         323,006
Labor Ready, Inc.+                  17,600         572,000
                                           ---------------
                                                   895,006
                                           ---------------

INTERNET SERVICES-2.50%
Beyond.com Corp.+                   10,200         292,613
Security First
  Technologies Corp.+               38,800       1,750,850
                                           ---------------
                                                 2,043,463
                                           ---------------

MANUFACTURING-8.49%
Artesyn Technologies+               31,700         703,344
Cable Design
  Technologies Corp.+               21,000         324,187
Flow International Corp.+           31,100         336,269
Identix, Inc.+                      41,400         406,237
JLG Industries, Inc.                16,000         326,000


+Non-income producing security.

                       See notes to financial statements.


--------------------------------------------------------------------------------
56

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                            SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

   SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)--CONTINUED

----------------------------------------------------------
COMMON STOCK--CONTINUED
----------------------------------------------------------
                                                Market
Company                            Shares       Value
----------------------------------------------------------
MANUFACTURING-CONTINUED
Matthews International Corp.        23,600 $       699,150
MotivePower Industries, Inc.+       46,600         838,800
RadiSys Corp.+                      30,900       1,201,238
SLI, Inc.+                          48,000       1,296,000
Technitrol, Inc.                    24,900         803,025
                                           ---------------
                                                 6,934,250
                                           ---------------

MARKETING SERVICES-1.05%
M/A/R/C, Inc.                       21,900         317,550
NFO Worldwide, Inc.+                38,300         536,200
                                           ---------------
                                                   853,750
                                           ---------------

MEDICAL PRODUCTS-2.29%
ATS Medical, Inc.+                  49,300         388,237
Arrow International, Inc.           14,200         367,425
Maxxim Medical, Inc.+               27,200         634,100
Orthofix International, N.V.+       15,300         227,588
Theragenics Corp.+                  36,700         254,606
                                           ---------------
                                                 1,871,956
                                           ---------------

MINING & METALS - PRECIOUS-1.61%
Stillwater Mining Co.+              40,100       1,310,769
                                           ---------------
                                                 1,310,769
                                           ---------------

OIL & GAS - INTEGRATED-1.12%
Eagle Geophysical, Inc.+             2,494           1,870
Stone Energy Corp.+                 21,500         911,063
                                           ---------------
                                                   912,933
                                           ---------------

Oil & Gas Producers-1.93%
Evergreen Resources, Inc.+          26,800         675,025
Harken Energy Corp.+               115,300         187,362
Vintage Petroleum, Inc.             66,100         710,575
                                           ---------------
                                                 1,572,962
                                           ---------------

----------------------------------------------------------
COMMON STOCK--CONTINUED
----------------------------------------------------------
                                                  Market
  Company                          Shares          Value
----------------------------------------------------------
OIL & GAS SERVICES-1.74%
Core Laboratories, N.V.+            57,000 $       794,438
Seitel, Inc.+                       38,800         628,075
                                           ---------------
                                                 1,422,513
                                           ---------------

PHARMACEUTICAL-1.65%
Albany Molecular
  Research, Inc.+                   11,500         342,125
ICOS Corp.+                         24,600       1,003,988
                                           ---------------
                                                 1,346,113
                                           ---------------

PROFESSIONAL SPORTS-0.88%
Championship Auto
  Racing Teams, Inc.+               24,100         721,494
                                           ---------------
                                                   721,494
                                           ---------------

REAL ESTATE-0.74%
Catellus Development Corp.+         16,000         248,000
Healthcare Realty Trust, Inc.       16,800         352,800
                                           ---------------
                                                   600,800
                                           ---------------

RETAIL STORES-7.15%
Ames Department Stores, Inc.+       32,000       1,460,000
Cost Plus, Inc.+                    23,600       1,073,800
dELiA*s, Inc.+                      15,700         211,950
General Nutrition
  Companies, Inc.+                  35,000         815,937
Pacific Sunwear of
  California, Inc.+                 74,250       1,809,844
Party City Corp.+                   12,500          23,875
Stage Stores Inc.+                  68,100         442,650
                                           ---------------
                                                 5,838,056
                                           ---------------

SECURITY SYSTEMS-1.49%
Kroll-O'Gara Co., The+              55,300       1,220,056
                                           ---------------
                                                 1,220,056
                                           ---------------


+Non-income producing securities.

                      See notes to financial statements.


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                            SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

   SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)--CONTINUED

----------------------------------------------------------
COMMON STOCK--CONTINUED
----------------------------------------------------------
                                                Market
Company                            Shares       Value
----------------------------------------------------------
TELECOMMUNICATIONS-1.54%
Boston Communications
  Group+                            37,400 $       502,563
GST Telecommunications+             27,900         367,931
TALK.com, Inc.+                     34,100         383,625
                                           ---------------
                                                 1,254,119
                                           ---------------

TELECOMMUNICATIONS EQUIPMENT-5.14%
CellStar Corp.+                     89,400         704,025
PairGain Technologies, Inc.,+       48,600         558,900
Plantronics, Inc.+                  38,200       2,487,775
SBA Communications Corp.+           46,100         446,594
                                           ---------------
                                                 4,197,294
                                           ---------------

TEXTILES & APPAREL-7.87%
G & K Services, Inc.                 7,600         398,050
Kenneth Cole
  Productions, Inc.+                22,500         627,187
Quicksilver, Inc.+                  44,100       1,149,356
Shoe Carnival, Inc.+                34,900         593,300
Skechers U.S.A., Inc.+              46,300         486,150
St. John Knits, Inc.                11,000         321,750
Tarrant Apparel Group+              26,100         593,775
Timberland Co., The+                17,000       1,157,063
Tropical Sportswear
  Int'l Corp.+                      22,100         704,438
Vans, Inc.+                         34,600         396,277
                                           ---------------
                                                 6,427,346
                                           ---------------

----------------------------------------------------------
COMMON STOCK--CONTINUED
----------------------------------------------------------
                                                Market
Company                            Shares       Value
----------------------------------------------------------
TRAVEL SERVICES-1.16%
American Classic Voyages Co.+        6,600 $       158,400
Pegasus Systems, Inc.+              21,000         786,188
                                           ---------------
                                                   944,588
                                           ---------------

UTILITIES - ELECTRIC  & GAS-0.40%
Independent Energy
  Holdings, PLC+                    24,200         329,725
                                           ---------------
                                                   329,725
                                           ---------------
  TOTAL COMMON STOCK
  (Cost $74,605,482)                            76,214,479
  TOTAL INVESTMENTS
  (Cost $74,605,482)                93.36%      76,214,479
Other assets, less liabilities       6.64        5,423,314
                                  --------   -------------
  TOTAL NET ASSETS                 100.00%   $  81,637,793
                                  --------   -------------
                                  --------   -------------


+Non-income producing security.

                       See notes to financial statements.


--------------------------------------------------------------------------------
58

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                                GROWTH PORTFOLIO
--------------------------------------------------------------------------------

"OUR INVESTMENT FOCUS WILL CONTINUE TO BE ON THOSE GREAT COMPANIES THAT ARE DELIVERING THE EARNINGS GROWTH AND BENEFITING FROM THE SECULAR FORCES DRIVING THE U.S. ECONOMY,"

                          --Ronald C. Ognar, Portfolio Manager--


--------------------------------------------------------------------------------

                                 INCEPTION DATE
                                 January 1, 1998

--------------------------------------------------------------------------------

                                  FUND MANAGER
                         Strong Capital Management, Inc.

--------------------------------------------------------------------------------

                        INVESTMENT OBJECTIVE AND STRATEGY
                  To seek capital growth by investing primarily
                              in equity securities.

--------------------------------------------------------------------------------

                            NET ASSETS AS OF 6/30/99
                                   $18,454,950

--------------------------------------------------------------------------------

                               NUMBER OF HOLDINGS
                                       124

--------------------------------------------------------------------------------

                               PORTFOLIO TURNOVER
                                     137.21%




                             -----------------------
                                 IN THIS SECTION
                             -----------------------

                                 Portfolio Facts

                                    Portfolio
                                   Composition

                              Financial Highlights

                                   Schedule of
                              Portfolio Investments

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              RONALD C. OGNAR,
                                      CFA

- Joined Strong in 1993

- 31 years of investment experience

- B.S. from University of Illinois

- Chartered Financial Analyst



--------------------------------------------------------------------------------
                                                                              59

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                                GROWTH PORTFOLIO
--------------------------------------------------------------------------------

[CHART]

[EDGAR REPRESENTATION OF DATA POINTS USED IN
PRINTED GRAPHIC]

    % of Portfolio++
Common Stock -       92.89%
Cash -                7.11%

---------------------------------------
                          PERCENT OF
TOP TEN EQUITIES         PORTFOLIO++
---------------------------------------
Cisco Systems, Inc.        4.29%
Kohl's Corp.               3.03%
MCI WorldCom, Inc.         3.01%
Uniphase Corp.             2.26%
Tyco International, Ltd.   2.17%
Tellabs, Inc.              1.92%
Lowes Companies, Inc.      1.89%
Allergan, Inc.             1.57%
Tandy Corp.                1.49%
First Data Corp.           1.47%

---------------------------------------
                          PERCENT OF
TOP TEN INDUSTRIES       PORTFOLIO++
---------------------------------------
Retail Stores             16.63%
Computer Network           7.11%
Telecommunications         6.47%
Telecommunications
  Equipment                5.94%
Electronics                5.50%
Computer Software -
  Mini & Micro             5.09%
Computer Equipment &
  Services                 4.95%
Electronics -
  Semiconductors           3.73%
Manufacturing              3.54%
Pharmaceutical             2.38%

++ Represents market value of
   investments plus cash.

     The year began with a continuation of the fourth quarter broad rally in the equity markets, yet uncertainty over the fate of the Brazilian economy and rising interest rates prompted several prominent strategists to recommend reducing exposure to equities. Investors decided to take some money off the table until it was clear which direction the Fed was leaning. Positive economic releases in late February prompted a large cap run to new record highs. A change in market leadership started to unfold early in the second quarter, as the market performance broadened out to both smaller and mid-cap stocks, as well as to the more economically sensitive sectors. Continued strength in U.S. economy, along with the prospects for recovery in the emerging markets, drove this shift in sentiment.

     The first quarter GDP growth released in late April seemed to spark the revolution of inflationary concerns. Fears heightened in May as the April CPI number showed that inflation had grown at its fastest pace in the last nine years. The Federal Reserve compounded the fear by adopting an official tightening bias on interest rates. The combined affect seemed to entrap the stock market in a trading range, while sending the bond market on a decline, as rates rapidly escalated through the 6% barrier. Rising interest rates created volatility in many high-growth and high-multiple market sectors, such as pharmaceuticals, technology, and consumer growth stocks. Employment releases continued to remain strong throughout the quarter, although there were no apparent pressures on wages. Investors continued to be entranced with each piece of data released. When the May economic data showed a benign inflation environment, investors began a quarter end rally in stocks and bonds, despite the indications from the Fed that there would be a 25bp increase on June 30th.

     Over the period, the Portfolio was up 15.16% relative to the S&P 500 Index's 12.38% return. Strong performances


--------------------------------------------------------------------------------
60

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                                GROWTH PORTFOLIO
--------------------------------------------------------------------------------

from the telecommunications, semiconductors, computer software, and computer workstation stocks led the outperformance in the first half of 1999.

     Technology stocks remain heavily favored in the Portfolio. As the Internet grows in depth and scope, E-commerce software enablers and companies involved in the expansion of the infrastructure are likely to prosper. After a horrid 1998, the prospects for leading semiconductor companies are beginning to improve, driven by the rapid build-out of the Internet, the demand for service companies to provide improved transmission capacity (bandwidth), and signs of stabilization in Asian demand. Although Y2K fears will likely resurface in some form as we approach the new year, more and more companies are declaring themselves compliant. Demand patterns in technology spending will be impacted, the question is by how much and to what extent. We will monitor the situation closely and hope to capitalize on opportunities when they present themselves.

     The broadening that occurred during the second quarter has healthy implications for the stock market going forward. However, the market may remain in a trading range until interest rates stabilize and the risks of further Fed tightening abate. While there are only pockets of inflation, a watchful eye will be on the recoveries in Japan and Europe, as well as U.S. wage rates, for any hints of a general rise in inflation. Our investment focus will continue to be on those great companies that are delivering the earnings growth and benefiting from the secular forces driving the U.S. economy, such as technology and communications, as well as the healthy environment for the U.S. consumer.

                GROWTH PORTFOLIO AND RUSSELL MIDCAP GROWTH INDEX
              Comparison of Change in Value of $10,000 Investment.

[CHART]

[EDGAR REPRESENTATION OF DATA POINTS USED IN
PRINTED GRAPHIC]

            GROWTH     RUSSELL MIDCAP
            PORTFOLIO  GROWTH INDEX
1/1/98      $10,000    $10,000
2/28/98     $10,638    $10,786
3/31/98     $11,160    $11,238
4/30/98     $11,060    $11,391
5/31/98     $10,716    $10,923
6/30/98     $11,691    $11,232
7/31/98     $11,443    $10,751
8/31/98     $9,702     $8,699
9/30/98     $10,420    $9,356
10/31/98    $10,605    $10,045
11/30/98    $11,371    $10,723
12/31/98    $13,114    $11,834
1/29/99     $13,990    $12,188
2/26/99     $13,225    $11,592
3/31/99     $14,487    $12,238
4/30/99     $14,472    $12,795
5/31/99     $13,951    $12,631
6/30/99     $15,102    $13,514

-------------------------------------
    AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------

                           RUSSELL
                           MIDCAP
                           GROWTH
                GROWTH      INDEX
YTD             15.16%     14.19%
1 YEAR          29.17%     20.31%
INCEPTION       31.79%     22.30%

COMMENCEMENT OF OPERATIONS JANUARY 1, 1998. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THIS GRAPH COMPARES AN INITIAL $10,000 INVESTMENT MADE IN THE GROWTH PORTFOLIO (THE "PORTFOLIO") AT ITS INCEPTION WITH A SIMILAR INVESTMENT IN THE RUSSELL MIDCAP GROWTH INDEX. FOR THE PURPOSES OF THIS GRAPH AND THE ACCOMPANYING TABLE, THE AVERAGE ANNUAL TOTAL RETURN FOR THE PORTFOLIO REFLECTS ALL RECURRING EXPENSES AND INCLUDES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

THE RUSSELL MIDCAP GROWTH INDEX IS AN UNMANAGED INDEX AND INCLUDES THE REINVESTMENT OF ALL DIVIDENDS, BUT DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS, ADVISORY FEES OR EXPENSES THAT ARE ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO.

SHARES OF THE PORTFOLIO ARE OFFERED ONLY THROUGH THE VARIABLE PRODUCTS OF JEFFERSON PILOT FINANCIAL AND ITS AFFILIATES. TOTAL RETURNS DO NOT REFLECT ANY SEPARATE ACCOUNT EXPENSES IMPOSED ON THE POLICIES WHICH MAY INCLUDE A PREMIUM TAX CHARGE, ACCOUNT FEES, COST OF INSURANCE, MORTALITY EXPENSES AND SURRENDER CHARGES, AS APPLICABLE.


--------------------------------------------------------------------------------
                                                                              61

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                                GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


FINANCIAL HIGHLIGHTS
                                                         (UNAUDITED)
                                                         SIX MONTHS
                                                            ENDED         YEAR ENDED
                                                            JUNE           DECEMBER
                                                          30, 1999         31, 1998
  Net asset value, beginning of period            $       13.11      $      10.00

  INCOME FROM INVESTMENT OPERATIONS
    Net investment loss                                   (0.03)            (0.05)
    Net gains and losses on securities
      (both realized and unrealized)                       2.02              3.16
                                                  -------------      ------------

    Total from investment operations                       1.99              3.11

  LESS DISTRIBUTIONS TO SHAREHOLDERS
    Dividends from net investment income
    Dividends in excess of net investment income
    Distributions from capital gains                      (0.17)
    Distributions in excess of capital gains
    Returns of capital
                                                  -------------      ------------

    Total distributions                                   (0.17)             0.00

  Net asset value, end of period                  $       14.93     $       13.11
                                                  -------------      ------------
                                                  -------------      ------------

  Total Return (A)                                        15.16%            31.14%

  Ratios to Average Net Assets:
    Expenses                                               1.00%             1.08%
    Net investment income                                 (0.59%)           (0.47%)

  Portfolio Turnover Rate                                137.21%           283.36%

  Net Assets, At End of Period                      $18,454,950       $11,543,742


(A) Total return assumes reinvestment of all dividends during the period and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return figures for periods of less than one year have not been annualized.


--------------------------------------------------------------------------------
62

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                                GROWTH PORTFOLIO
--------------------------------------------------------------------------------

        SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCK--92.32%
--------------------------------------------------------------------------------
                                                   Market
Company                              Shares        Value
--------------------------------------------------------------------------------
  ADVERTISING-1.05%
  Outdoor Systems, Inc.+               5,300   $     193,450
                                               -------------
                                                     193,450
                                               -------------

  AIRLINES-0.46%
  Midwest Express Holdings, Inc.+      2,500          85,000
                                               -------------
                                                      85,000
                                               -------------

  BANKING-0.42%
  First Tennessee National Corp.       2,000          76,625
                                               -------------
                                                      76,625
                                               -------------

  BROADCASTING-2.32%
  AT&T Corp. - Liberty
    Media Group+                       4,000         147,000
  Clear Channel
    Communications, Inc.+              2,800         193,025
  Infinity Broadcasting Corp.+         3,000          89,250
                                               -------------
                                                     429,275
                                               -------------
  CHEMICALS-0.50%
  Praxair, Inc.                        1,900          92,981
                                               -------------
                                                      92,981
                                               -------------

  COMMERCIAL SERVICES-0.96%
  Concord EFS, Inc.+                   4,200         177,713
                                               -------------
                                                     177,713
                                               -------------

  COMPUTER EQUIPMENT & SERVICES-4.92%
  Apple Computer, Inc.+                3,200         148,200
  Comverse Technology, Inc.+           3,500         264,250
  First Data Corp.                     5,500         269,156
  Fiserv, Inc.+                        2,000          62,625
  Microchip Technology, Inc.+          1,900          90,013
  Sykes Enterprises, Inc.+             2,200          73,425
                                               -------------
                                                     907,669
                                               -------------

--------------------------------------------------------------------------------
  COMMON STOCK--CONTINUED
--------------------------------------------------------------------------------
                                                   Market
Company                              Shares        Value
--------------------------------------------------------------------------------
  COMPUTER INFORMATION & TECHNOLOGY-1.32%
  ASM Lithography Holding, N.V.+       1,800   $     106,875
  Macromedia, Inc.+                    1,500          52,875
  Rambus, Inc.+                          900          82,969
                                               -------------
                                                     242,719
                                               -------------

  COMPUTER INFORMATION SYSTEMS-0.59%
  New Era of Networks, Inc.+             900          39,544
  PRI Automation, Inc.+                1,900          68,875
                                               -------------
                                                     108,419
                                               -------------

  COMPUTER NETWORK-7.07%
  Cisco Systems, Inc.+                12,200         786,900
  Computer Network
    Technology Corp.+                  4,000          86,500
  Equant NV, NY Registered
    Shares+                            1,100         103,537
  Inktomi Corp.+                       1,000         130,562
  Transwitch Corp.+                    2,700         127,913
  Yahoo!, Inc.+                          400          68,900
                                               -------------
                                                   1,304,312
                                               -------------

  COMPUTER PRINTERS-0.57%
  Lexmark International
    Group, Inc.+                       1,600         105,700
                                               -------------
                                                     105,700
                                               -------------

  COMPUTER SOFTWARE - MAINFRAME-2.13%
  BroadVision, Inc.+                   1,200          88,500
  Business Objects, SA, ADR+           2,800         102,200
  Compuware Corp.+                     3,000          95,437
  Marimba, Inc.+                         900          47,419
  Verity, Inc.+                        1,100          59,606
                                               -------------
                                                     393,162
                                               -------------

  COMPUTER SOFTWARE - MINI & MICRO-5.05%
  America Online, Inc.+                1,400         154,700
  Citrix Systems, Inc.+                4,000         226,000
  Intuit, Inc.+                        1,000          90,125

+Non-income producing security.

                  See notes to financial statements.


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                                GROWTH PORTFOLIO
--------------------------------------------------------------------------------

 SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------
  COMMON STOCK--CONTINUED
--------------------------------------------------------------------------------
                                                  Market
Company                              Shares       Value
--------------------------------------------------------------------------------
  COMPUTER SOFTWARE - MINI & MICRO-CONTINUED
  Microsoft Corp.+                     2,700   $     243,506
  Rational Software Corp.+             2,500          82,344
  RealNetworks, Inc.+                    600          41,325
  VERITAS Software Corp.+              1,000          94,937
                                               -------------
                                                     932,937
                                               -------------

  ELECTRICAL EQUIPMENT-0.51%
  Solectron Corp.+                     1,400          93,363
                                               -------------
                                                      93,363
                                               -------------

  ELECTRONICS-5.46%
  Jabil Circuit, Inc.+                 2,000          90,250
  Maxim Integrated Products, Inc.+     1,700         113,050
  Optical Coating Laboratory, Inc.+      700          58,537
  Tandy Corp.                          5,600         273,700
  Teradyne, Inc.+                        800          57,400
  Uniphase Corp.+                      2,500         415,000
                                               -------------
                                                   1,007,937
                                               -------------

  ELECTRONICS - SEMICONDUCTORS-3.71%
  Altera Corp.+                          700          25,769
  LSI Logic Corp.+                     2,000          92,250
  Lam Research Corp.+                  2,400         112,050
  Novellus Systems, Inc.+              1,300          88,725
  PMC-Sierra, Inc.+                    2,800         165,025
  Xilinx, Inc.+                        3,500         200,375
                                               -------------
                                                     684,194

  ENVIRONMENTAL CONTROLS-1.15%
  Waters Corp.+                        4,000         212,500
                                               -------------
                                                     212,500
                                               -------------

  FINANCIAL SERVICES-1.23%
  Charles Schwab Corp., The              500          54,937
  Goldman Sachs Group, Inc.+             600          43,350
  MGIC Investment Corp.                1,300          63,213
  Metris Companies, Inc.               1,600          65,200
                                               -------------
                                                     226,700
                                               -------------

--------------------------------------------------------------------------------
                                                   Market
Company                               Shares       Value
--------------------------------------------------------------------------------

  FOOD SERVICE & RESTAURANTS-1.74%
  Outback Steakhouse, Inc.+            3,700   $     145,456
  Starbucks Corp.+                     4,700         176,544
                                               -------------
                                                     322,000
                                               -------------

  HEALTHCARE-1.97%
  Bausch & Lomb, Inc.                  1,500         114,750
  Cardinal Health, Inc.                  800          51,300
  HEALTHSOUTH Corp.+                   5,900          88,131
  MedQuist, Inc.+                      2,500         109,375
                                               -------------
                                                     363,556
                                               -------------

  HOME FURNISHINGS-0.71%
  Leggett & Platt, Inc.                1,900          52,844
  Pier 1 Imports, Inc.                 7,000          78,750
                                               -------------
                                                     131,594
                                               -------------

  INSURANCE-0.49%
  Marsh & McLennan
    Companies, Inc.                    1,200          90,600
                                               -------------
                                                      90,600
                                               -------------

  INTERNET SERVICES-1.13%
  Covad Communication Group+           3,900         207,919
                                               -------------
                                                     207,919
                                               -------------

  INVESTMENT COMPANIES-0.22%
  E*TRADE Group, Inc.+                 1,000          39,938
                                               -------------
                                                      39,938
                                               -------------

  MANUFACTURING-3.51%
  Harley-Davidson, Inc.                1,500          81,562
  Kaydon Corp.                         1,600          53,800
  Rockwell International Corp.         1,900         115,425
  Tyco International, Ltd.             4,200         397,950
                                               -------------
                                                     648,737
                                               -------------

  MEDICAL - BIOTECHNOLOGY-1.75%
  Biogen, Inc.+                        4,000         257,250
  Centocor, Inc.+                      1,400          65,275
                                               -------------
                                                     322,525
                                               -------------

+Non-income producing security.

                  See notes to financial statements.


--------------------------------------------------------------------------------
64

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                                GROWTH PORTFOLIO
--------------------------------------------------------------------------------

 SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------
  COMMON STOCK--CONTINUED
--------------------------------------------------------------------------------
                                                  Market
Company                               Shares      Value
--------------------------------------------------------------------------------
  MEDICAL PRODUCTS-1.32%
  Boston Scientific Corp.+             2,000   $      87,875
  Medtronic, Inc.                      2,000         155,750
                                               -------------
                                                     243,625
                                               -------------

  MEDICAL SUPPLIES-0.87%
  Pe Corp. - Pe Biosystems Group       1,400         160,650
                                               -------------
                                                     160,650
                                               -------------

  MULTIMEDIA-0.44%
  Time Warner, Inc.                    1,100          80,850
                                               -------------
                                                      80,850
                                               -------------

  OIL & GAS PRODUCERS-1.97%
  Apache Corp.                         1,500          58,500
  Rowan Companies, Inc.+              11,500         212,031
  Union Pacific Resources
    Group, Inc.                        5,700          92,981
                                               -------------
                                                     363,512
                                               -------------

  OIL & GAS SERVICES-2.29%
  BJ Services Co.+                     3,000          88,312
  Cooper Cameron Corp.+                2,200          81,538
  Ensco International, Inc.            6,400         127,600
  Smith International, Inc.+           2,900         125,969
                                               -------------
                                                     423,419
                                               -------------

  PHARMACEUTICAL-2.37%
  Allergan, Inc.                       2,600         288,600
  Andrx Corp.+                         1,400         107,975
  Sepracor, Inc.+                        500          40,625
                                               -------------
                                                     437,200
                                               -------------

  PROFESSIONAL SPORTS-0.18%
  International Speedway Corp.           700          33,250
                                               -------------
                                                      33,250
                                               -------------

--------------------------------------------------------------------------------
  COMMON STOCK--CONTINUED
--------------------------------------------------------------------------------
                                                   Market
Company                               Shares       Value
--------------------------------------------------------------------------------
  RETAIL STORES-16.53%
  99 Cents Only Stores+                1,100   $      54,931
  Abercrombie & Fitch Co.+             1,800          86,400
  American Eagle Outfitters, Inc.+     5,200         236,600
  BJ's Wholesale Club, Inc.+           4,100         123,256
  Bed Bath & Beyond, Inc.+             1,500          57,750
  Best Buy Co., Inc.+                  3,800         256,500
  Circuit City Stores - Circuit
    City Group                         2,500         232,500
  Dollar Tree Stores, Inc.+            3,400         149,600
  Gap, Inc., The                       1,500          75,563
  Home Depot, Inc., The                4,000         257,750
  Kohl's Corp.+                        7,200         555,750
  Kroger Co., The+                     3,200          89,400
  Limited, Inc., The                   1,800          81,675
  Linens `n Things, Inc.+              3,500         153,125
  Lowe's Companies, Inc.               6,100         345,794
  Staples, Inc.+                       3,100          95,906
  Wal-Mart Stores, Inc.                1,900          91,675
  Walgreen Co.                         3,600         105,750
                                               -------------
                                                   3,049,925
                                               -------------

  SECURITY SYSTEMS-0.84%
  VeriSign, Inc.+                      1,800         155,250
                                               -------------
                                                     155,250
                                               -------------

  TELECOMMUNICATIONS-6.43%
  Frontier Corp.                       3,500         206,500
  Global Crossing Ltd.+                  819          34,859
  MCI WorldCom, Inc.+                  6,400         552,000
  Qwest Communications
    International, Inc.+               4,200         138,862
  Sprint Corp. - PCS Group             1,800         102,825
  Telephone and Data
    Systems, Inc.                      1,300          94,981
  Viatel, Inc.+                        1,000          56,125
                                               -------------
                                                   1,186,152
                                               -------------

+Non-income producing security.

                  See notes to financial statements.


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                                GROWTH PORTFOLIO
--------------------------------------------------------------------------------

 SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------
  COMMON STOCK--CONTINUED
--------------------------------------------------------------------------------
                                                    Market
Company                               Shares        Value
--------------------------------------------------------------------------------
  TELECOMMUNICATIONS EQUIPMENT-5.91%
  Antec Corp.+                         1,800   $      57,713
  Broadcom Corp.+                      1,000         144,563
  General Instrument Corp.+            2,400         102,000
  Level 3 Communications, Inc.+        1,300          78,081
  Lucent Technologies, Inc.            3,795         255,925
  QUALCOMM, Inc.+                        700         100,450
  Tellabs, Inc.+                       5,200         351,325
                                               -------------
                                                   1,090,057
                                               -------------

  TEXTILES & APPAREL-1.66%
  Nike, Inc., Class B                  3,100         196,269
  Tommy Hilfiger Corp.+                1,500         110,250
                                               -------------
                                                     306,519
                                               -------------

--------------------------------------------------------------------------------
  COMMON STOCK--CONTINUED
--------------------------------------------------------------------------------
                                                   Market
Company                               Shares       Value
--------------------------------------------------------------------------------
  UTILITIES - ELECTRIC & GAS-0.57%
  Montana Power Co.                    1,500   $     105,750
                                               -------------
                                                     105,750
                                               -------------

    TOTAL COMMON STOCK
    (Cost $14,224,105)                            17,037,684
                                               -------------

    TOTAL INVESTMENTS
    (Cost $14,224,105)                 92.32%     17,037,684
  Other assets, less liabilities        7.68       1,417,266
                                     --------    -----------
    TOTAL NET ASSETS                 100.00%     $18,454,950
                                     --------    -----------
                                     --------    -----------

+Non-income producing security.

                       See notes to financial statements.


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--------------------------------------------------------------------------------
                          GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

"WE BELIEVE STOCK PERFORMANCE COULD VARY GREATLY BY SECTOR AND COMPANY, NECESSITATING CONTINUED CAREFUL ANALYSIS OF COMPANY FUNDAMENTALS."

                                          --Brian S. Posner, Portfolio Manager--



--------------------------------------------------------------------------------

                                 INCEPTION DATE
                                   May 1, 1992

             -----------------------------------------------------

                                  FUND MANAGER
                      Warburg Pincus Asset Management, Inc.

             -----------------------------------------------------

                        INVESTMENT OBJECTIVE AND STRATEGY
                To seek long-term growth of capital by investing
                 primarily in a wide range of equity issues that
               may offer capital appreciation and current income.

             -----------------------------------------------------

                            NET ASSETS AS OF 6/30/99
                                   $79,019,379

             -----------------------------------------------------

                               NUMBER OF HOLDINGS
                                       87

             -----------------------------------------------------

                               PORTFOLIO TURNOVER
                                     51.41%


--------------------------------------------------------------------------------



                          -------------------------------
                                  IN THIS SECTION
                          -------------------------------

                                  Portfolio Facts

                                     Portfolio
                                    Composition

                               Financial Highlights

                                    Schedule of
                               Portfolio Investments

                          -------------------------------




----------------------------------------------------------
                    BRIAN S. POSNER
                   MANAGING DIRECTOR

-  Joined Warburg Pincus in 1997

- 13 years industry experience

- Previously with Fidelity Investments since 1987

- Managed Fidelity Equity Income II from 4/92 to 12/96

- M.B.A. from University of Chicago

- B.A. from Northwestern University

----------------------------------------------------------



--------------------------------------------------------------------------------
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                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                          GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

[CHART]

     % of Portfolio++
Common Stock            87.59%
Corporate Bonds          0.37%
Preferred Stock          0.48%
Cash                    11.56%

------------------------------------
                        PERCENT OF
TOP TEN EQUITIES        PORTFOLIO++
------------------------------------
Royal Dutch
   Petroleum, Inc.         3.13%
Comerica, Inc.             2.88%
Intel Corp.                2.11%
International Business
   Machines Corp.          2.11%
Bell Atlantic Corp.        2.09%
Lehman Brothers
   Holdings, Inc.          2.01%
Unisys Corp.               1.95%
Philip Morris
   Companies, Inc.         1.88%
BMC Software, Inc.         1.85%
BP Amoco, ADR              1.78%

------------------------------------
                        PERCENT OF
TOP TEN INDUSTRIES      PORTFOLIO++
------------------------------------
Financial Services         9.81%
Retail Stores              8.04%
Banking                    7.41%
Oil & Gas - Integrated     6.65%
Manufacturing              5.82%
Telecommunications         4.66%
Computer Information
   Systems                 4.06%
Aerospace & Defense        3.26%
Automotive Parts &
   Equipment               2.79%
Automotive Manufacturing   2.62%

++Represents market value of investments plus cash.


     The Jefferson Pilot Variable Fund Growth & Income Portfolio (the "Portfolio") posted a gain of 14.95% year-to-date through June 30, 1999 vs. gains of 11.59% and 12.38% for the Lipper Growth & Income Funds Index and S&P 500 Index, respectively. The Portfolio's return since Warburg Pincus assumed management on 8/31/97 was 17.95%.

     While the first quarter of 1999 was one of considerable volatility for the U.S. stock market -- reflecting an uncertain mix of healthy economic data and some highly visible earnings disappointments -- the second quarter was a positive one for the U.S. stock market, with most major equity indexes advancing at least modestly, despite rising bond yields through the period. The market's rally was paced by a surge in value-type stocks (e.g., recently out-of-favor cyclical issues). This contrasted sharply with 1998 and the first quarter of 1999, when a handful of large-cap growth stocks propelled the market's continued advance. Driving the market's rotation toward value/cyclical stocks over the April-through-June span were signs of a robust economy and positive profit surprises announced by some highly visible commodity-sensitive companies.

     Against this backdrop, a number of the Portfolio's holdings saw good performances, supported by the more-hospitable environment for value-type stocks through the period (we continued to employ a value-based investment approach), in particular its energy, retail, capital-equipment and industrial holdings. Also contributing positively to the Portfolio's return were its computer holdings, which were aided by an improving inventory backdrop.

     Few material changes were made to the Portfolio during the first half of 1999 in terms of sector/industry concentration, remaining well-diversified. One of our largest areas of concentration remained financial stocks, where we continued to have a modest overweighting. We maintained significant exposure to the financial-services sector, in part, due to our optimism regarding pricing power in the insurance area. We also had a significant weighting in the banks and savings & loan sector. We had a limited weighting here through much of 1998, but saw a number of buying opportunities emerge late last year and early this year as credit-quality concerns weighed on the sector. We judged specific bank stocks to be oversold, believing that the market was overly pessimistic regarding certain


--------------------------------------------------------------------------------
68

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                          GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

companies' loan-growth prospects (our increased weighting here was also based on a steepening yield curve, which can enhance profit margins for lenders). We continued, through the quarter, to find the best values among banks that concentrate primarily on commercial (e.g., industrial) loans.

     We also maintained a weighting in the capital-equipment sector. We made little in the way of noteworthy changes here, other than to eliminate a position which had appreciated to reach our sell target. Notwithstanding the healthy rally exhibited by these stocks during the quarter, we remain optimistic regarding the group's longer-term prospects. A number of capital-equipment companies continue to operate well below full capacity, and hence, offer significant "operating leverage" (such companies can potentially keep a firm hand on unit costs during periods of rising demand for their products).

     Another noteworthy area of concentration for the Portfolio remained the technology area, most specifically the computer sector. We maintained a bias here toward equipment companies with relatively healthy balance sheets and leadership status within their respective markets. We continued to largely avoid the electronics sector, reflecting our ongoing concerns regarding valuations here. That aside, we did add one electronics stock during the quarter that we considered to be attractive, in part due to the company's increasingly efficient use of capital.

     Sector weightings we lowered somewhat included telecommunications & equipment, reflecting our general concerns over relatively high valuations in the area. We also reduced our exposure to the health-care sector.
     Looking ahead to the next several months, we see ample grounds for optimism regarding equities. For one, the economy's buoyancy stands to support earnings growth, particularly within certain areas. The interest-rate backdrop, meanwhile, could stabilize, given the Federal Reserve's stated near-term disinclination to raise rates in the wake of its June 30 increase. That said, we believe stock performance could vary greatly by sector and company, necessitating continued careful analysis of company fundamentals.

[GRAPH]

               GROWTH AND INCOME PORTFOLIO AND THE S&P 500 INDEX
              Comparison of Change in Value of $10,000 Investment.

                  GROWTH &       S&P 500
              INCOME PORTFOLIO    INDEX
5/1/92            $10,000        $10,000
6/30/92           $ 9,696        $ 9,958
9/30/92           $ 9,824        $10,272
12/31/92          $10,820        $10,787
3/31/93           $11,276        $11,256
6/30/93           $11,300        $11,310
9/30/93           $11,895        $11,598
12/31/93          $12,436        $11,867
3/31/94           $12,070        $11,420
6/30/94           $11,996        $11,470
9/30/94           $12,248        $12,031
12/31/94          $11,910        $12,028
3/31/95           $12,871        $13,195
6/30/95           $14,352        $14,451
9/30/95           $15,496        $15,596
12/31/95          $15,908        $16,532
3/31/96           $16,489        $17,512
6/30/96           $17,365        $18,399
9/30/96           $17,639        $19,074
12/31/96          $19,548        $20,767
3/31/97           $19,874        $20,860
6/30/97           $22,999        $24,494
9/30/97           $25,028        $26,326
12/31/97          $25,200        $27,079
3/31/98           $28,197        $30,849
6/30/98           $28,530        $31,864
9/30/98           $24,440        $28,701
12/31/98          $28,384        $34,802
3/31/99           $28,195        $36,534
6/30/99           $32,628        $39,105

----------------------------------
  AVERAGE ANNUAL TOTAL RETURNS
----------------------------------
               GROWTH &    S&P 500
                INCOME      INDEX
YTD             14.95%     12.38%
1 YEAR          14.37%     22.76%
5 YEAR          22.15%     27.84%
INCEPTION       17.94%     20.96%

COMMENCEMENT OF OPERATIONS MAY 1, 1992. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THIS GRAPH COMPARES AN INITIAL $10,000 INVESTMENT MADE IN THE GROWTH AND INCOME PORTFOLIO (THE "PORTFOLIO") AT ITS INCEPTION WITH A SIMILAR INVESTMENT IN THE S&P 500 INDEX. FOR THE PURPOSES OF THIS GRAPH AND THE ACCOMPANYING TABLE, THE AVERAGE ANNUAL TOTAL RETURN FOR THE PORTFOLIO REFLECTS ALL RECURRING EXPENSES AND INCLUDES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

THE S&P 500 INDEX IS AN UNMANAGED INDEX AND INCLUDES THE REINVESTMENT OF ALL DIVIDENDS, BUT DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS, ADVISORY FEES OR EXPENSES THAT ARE ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO.

SHARES OF THE PORTFOLIO
ARE OFFERED ONLY THROUGH THE VARIABLE PRODUCTS OF JEFFERSON PILOT FINANCIAL AND ITS AFFILIATES. TOTAL RETURNS DO NOT REFLECT ANY SEPARATE ACCOUNT EXPENSES IMPOSED ON THE POLICIES WHICH MAY INCLUDE A PREMIUM TAX CHARGE, ACCOUNT FEES, COST OF INSURANCE, MORTALITY EXPENSES AND SURRENDER CHARGES, AS APPLICABLE.


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                          GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


FINANCIAL HIGHLIGHTS
                                          (UNAUDITED)
                                           SIX MONTHS
                                              ENDED         YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                               JUNE          DECEMBER        DECEMBER       DECEMBER       DECEMBER       DECEMBER
                                             30, 1999        31, 1998        31, 1997       31, 1996       31, 1995       31, 1994
Net asset value, beginning
    of period                             $       19.12  $       17.11  $       16.91  $       14.41  $       11.22  $       12.35

INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.09           0.15           0.15           0.18           0.15           0.13
  Net gains and losses on securities
  (both realized and unrealized)                   2.75           2.01           4.67           3.12           3.62          (0.65)
                                          -------------  -------------  -------------  -------------  -------------  --------------
  Total from investment
    operations                                     2.84           2.16           4.82           3.30           3.77          (0.52)


LESS DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income                           (0.15)         (0.15)         (0.18)         (0.15)         (0.13)
  Dividends in excess of net
    investment income
  Distributions from capital gains                (0.15)                        (4.21)         (0.62)         (0.29)         (0.48)
  Distributions in excess of capital gains                                      (0.26)                        (0.14)
  Returns of capital
                                          -------------  -------------  -------------  -------------  -------------  --------------

  Total distributions                             (0.15)         (0.15)         (4.62)         (0.80)         (0.58)         (0.61)

Net asset value, end of period            $       21.81  $       19.12  $       17.11  $       16.91  $       14.41  $       11.22
                                          -------------  -------------  -------------  -------------  -------------  --------------
                                          -------------  -------------  -------------  -------------  -------------  --------------
Total Return (A)                                  14.95%         12.63%         28.92%         22.88%         33.58%         (4.24%)


Ratios to Average Net Assets:
  Expenses                                         0.85%          0.86%          0.85%          0.88%          0.92%          1.10%
  Net investment income                            0.90%          0.87%          1.03%          1.39%          1.50%          1.52%

Portfolio Turnover Rate                           51.41%         66.19%        129.53%         35.69%         32.30%         38.17%
  Net Assets, At End of Period              $79,019,379    $65,309,530    $39,678,076    $23,711,696    $13,126,023     $5,610,472


(A) Total return assumes reinvestment of all dividends during the period and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return figures for periods of less than one year have not been annualized.


--------------------------------------------------------------------------------
70

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                          GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

       SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)

----------------------------------------------------------
COMMON STOCK-87.78%
----------------------------------------------------------
                                                 Market
Company                            Shares        Value
----------------------------------------------------------
ADVERTISING-0.63%
WPP Group PLC, ADR                   5,800   $     497,350
                                             -------------
                                                   497,350
                                             -------------

AEROSPACE & DEFENSE-3.27%
AlliedSignal, Inc.                  10,800         680,400
Gulfstream Aerospace Corp.+          8,400         567,525
Litton Industries, Inc.+             8,250         591,938
Raytheon Co., Class A               10,800         743,850
                                             -------------
                                                 2,583,713
                                             -------------

APPLIANCES-0.65%
Premark International, Inc.         13,800         517,500
                                             -------------
                                                   517,500
                                             -------------

AUTOMOTIVE MANUFACTURING-2.62%
Ford Motor Co.                      24,600       1,388,363
Navistar International Corp.+       13,700         685,000
                                             -------------
                                                 2,073,363
                                             -------------

AUTOMOTIVE PARTS & EQUIPMENT-2.80%
Dana Corp.                           8,500         391,531
Federal-Mogul Corp.                 26,400       1,372,800
Meritor Automotive, Inc.            17,600         448,800
                                             -------------
                                                 2,213,131
                                             -------------

BANKING-7.43%
AmSouth Bancorp.                    15,200         352,450
Bank One Corp.                      22,700       1,352,069
Citigroup, Inc.                      8,275         393,063
Comerica, Inc.                      38,400       2,282,400
Compass Bancshares, Inc.            13,200         359,700
Golden West Financial Corp.          7,300         715,400
UnionBanCal Corp.                   11,500         415,437
                                             -------------
                                                 5,870,519
                                             -------------

BEVERAGES-0.67%
Anheuser-Busch Companies, Inc.       7,450         528,484
                                             -------------
                                                   528,484
                                             -------------

----------------------------------------------------------
COMMON STOCK-CONTINUED
----------------------------------------------------------
                                                 Market
Company                            Shares        Value
----------------------------------------------------------
BUILDING MATERIALS-1.30%
USG Corp.                           18,400    $  1,030,400
                                              ------------
                                                 1,030,400
                                              ------------

CHEMICALS-1.66%
Ferro Corp.                         21,250         584,375
Rhone-Poulenc, SA                   15,850         731,081
                                              ------------
                                                 1,315,456
                                              ------------

COMPUTER EQUIPMENT & SERVICES-1.32%
Hewlett-Packard Co.                 10,400       1,045,200
                                              ------------
                                                 1,045,200
                                              ------------

COMPUTER INFORMATION SYSTEMS-4.07%
International Business Machines
  Corp.                             12,900       1,667,325
Unisys Corp.+                       39,700       1,545,819
                                              ------------
                                                 3,213,144
                                              ------------

COMPUTER SOFTWARE - MAINFRAME-1.85%
BMC Software, Inc.+                 27,100       1,463,400
                                              ------------
                                                 1,463,400
                                              ------------

ELECTRICAL EQUIPMENT-0.51%
Emerson Electric Co.                 6,350         399,256
                                              ------------
                                                   399,256
                                              ------------

ELECTRONICS-SEMICONDUCTORS-2.12%
Intel Corp.                         28,100       1,671,950
                                              ------------
                                                 1,671,950
                                              ------------

ENVIRONMENTAL CONTROLS-2.29%
Allied Waste Industries, Inc.+      25,000         493,750
Waste Management, Inc.              24,500       1,316,875
                                              ------------
                                                 1,810,625
                                              ------------
FINANCIAL SERVICES-9.83%
Countrywide Credit
  Industries, Inc.                  24,300       1,038,825
Household International, Inc.       22,900       1,084,888


+Non-income producing security.

                       See notes to financial statements.


--------------------------------------------------------------------------------
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                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                          GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

  SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)--CONTINUED

----------------------------------------------------------
COMMON STOCK-CONTINUED
----------------------------------------------------------
                                                 Market
Company                            Shares        Value
----------------------------------------------------------
FINANCIAL SERVICES-CONTINUED
FINOVA Group, Inc., The              9,850   $     518,356
Lehman Brothers Holdings, Inc.      25,550       1,590,487
MBIA, Inc.                          16,500       1,068,375
MGIC Investment Corp.               20,700       1,006,538
Wachovia Corp.                      10,000         855,625
Waddell & Reed Financial, Inc.       9,300         255,169
Washington Mutual, Inc.              9,800         346,675
                                             -------------
                                                 7,764,938
                                             -------------

FOOD PRODUCTS-2.28%
Corn Products International, Inc.   11,450         348,509
H.J. Heinz Co.                       6,200         310,775
Keebler Foods Co.+                  37,500       1,139,063
                                             -------------
                                                 1,798,347
                                             -------------

HEALTHCARE-1.03%
Trigon Healthcare, Inc.+            22,450         816,619
                                             -------------
                                                   816,619
                                             -------------

INSURANCE-3.32%
Ace, Ltd.                           23,200         655,400
PMI Group, Inc., The                18,850       1,184,016
Terra Nova Bermuda
  Holdings, Ltd.                    29,000         781,187
                                             -------------
                                                 2,620,603
                                             -------------

MACHINERY-0.63%
Case Corp.                          10,400         500,500
                                             -------------
                                                   500,500
                                             -------------

MANUFACTURING-5.83%
American Standard Companies,
  Inc.+                             16,500         792,000
Eaton Corp.                          6,300         579,600
Harsco Corp.                        21,100         675,200
ITT Industries, Inc.                10,300         392,688

----------------------------------------------------------
COMMON STOCK-CONTINUED
----------------------------------------------------------
                                                 Market
Company                            Shares        Value
----------------------------------------------------------
MANUFACTURING-CONTINUED
Ingersoll-Rand Co.                  18,900    $  1,221,412
Kennametal, Inc.                     4,200         130,200
Minnesota Mining &
  Manufacturing Co.                  9,400         817,213
                                              ------------
                                                 4,608,313
                                              ------------

MEDICAL PRODUCTS-1.71%
Baxter International, Inc.          12,250         742,656
Becton, Dickinson & Co.             20,200         606,000
                                              ------------
                                                 1,348,656
                                              ------------

MINING & METALS - FERROUS & NONFERROUS-1.75%
Alcoa, Inc.                         22,384       1,385,010
                                              ------------
                                                 1,385,010
                                              ------------

OFFICE EQUIPMENT-0.58 %
Pitney Bowes, Inc.                   7,100         456,175
                                              ------------
                                                   456,175
                                              ------------

OIL & GAS - INTEGRATED-6.66%
Amerada Hess Corp.                  13,700         815,150
BP Amoco, ADR                       12,960       1,406,160
Royal Dutch Petroleum Co.           41,100       2,476,275
Total Fina, SA+                      8,800         567,050
                                              ------------
                                                 5,264,635
                                              ------------

OIL & GAS PRODUCERS-0.65%
Union Pacific Resources
  Group, Inc.                       31,600         515,475
                                              ------------
                                                   515,475
                                              ------------

OIL & GAS SERVICES-1.37%
Baker Hughes, Inc.                  17,100         572,850
Halliburton Co.                     11,200         506,800
                                              ------------
                                                 1,079,650
                                              ------------

PRODUCTION EQUIPMENT-1.29%
UNOVA, Inc.+                        64,300       1,020,762
                                              ------------
                                                 1,020,762
                                              ------------


+Non-income producing security.

                      See notes to financial statements.


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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

  SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)--CONTINUED

----------------------------------------------------------
COMMON STOCK-CONTINUED
----------------------------------------------------------
                                                 Market
Company                            Shares        Value
----------------------------------------------------------
PUBLISHING & PRINTING-0.53%
New York Times Co., The             11,300   $     415,981
                                             -------------
                                                   415,981
                                             -------------

RAILROAD-0.45%
Burlington Northern
  Sante Fe Corp.                    11,500         356,500
                                             -------------
                                                   356,500
                                             -------------

REAL ESTATE-0.18%
Equity Residential Properties
  Trust                              3,100         139,694
                                             -------------
                                                   139,694
                                             -------------

RETAIL STORES-8.06%
Consolidated Stores Corp.+          13,700         369,900
Federated Department
  Stores, Inc.+                     18,700         989,931
May Department Stores Co., The      28,650       1,171,069
OfficeMax, Inc.+                    28,500         342,000
Payless ShoeSource, Inc.+            5,249         280,822
Ross Stores, Inc.                   26,200       1,319,825
Saks, Inc.+                         11,325         327,009
Sears, Roebuck & Co.                 8,500         378,781
TJX Companies, Inc., The            35,700       1,189,256
                                             -------------
                                                 6,368,593
                                             -------------

TELECOMMUNICATIONS-4.67%
Ameritech Corp.                     15,900       1,168,650
Bell Atlantic Corp.                 25,318       1,655,164
SBC Communications, Inc.            14,900         864,200
                                             -------------
                                                 3,688,014
                                             -------------

TOBACCO-1.89%
Philip Morris Companies, Inc.       37,100       1,490,956
                                             -------------
                                                 1,490,956
                                             -------------

----------------------------------------------------------
COMMON STOCK-CONTINUED
----------------------------------------------------------
                                                 Market
Company                            Shares        Value
----------------------------------------------------------
UTILITIES - ELECTRIC  & GAS-1.88%
Allegheny Energy, Inc.              14,300   $     458,494
American Electric Power Co., Inc.    9,200         345,575
Illinova Corp.                      10,500         286,125
Wisconsin Energy Corp.              15,900         398,494
                                             -------------
                                                 1,488,688
                                             -------------

  TOTAL COMMON STOCK
  (Cost $58,467,852)                            69,361,600
                                             -------------

----------------------------------------------------------
PREFERRED STOCK-0.48%
----------------------------------------------------------
                                                 Market
Company                            Shares        Value
----------------------------------------------------------
REAL ESTATE-0.48%
Equity Residential Properties
  Trust, Series G, 7.250%           15,800   $     376,237
                                             -------------
TOTAL PREFERRED STOCK
(COST $398,701)                                    376,237
                                             -------------

----------------------------------------------------------
CORPORATE BONDS-0.37%
----------------------------------------------------------
                                  Principal       Market
Company                            Value          Value
----------------------------------------------------------
ELECTRONICS - SEMICONDUCTORS-0.37%
National Semiconductor Corp.,
  6.500%, due 10/01/02            $310,000   $     295,663
                                             -------------

  TOTAL CORPORATE BONDS
  (Cost $295,495)                                  295,663
                                             -------------

  TOTAL INVESTMENTS
  (Cost $59,162,048)                 88.63%     70,033,500
Other assets, less liabilities       11.37       8,985,879
                                   -------   -------------

  TOTAL NET ASSETS                  100.00%    $79,019,379
                                   -------   -------------
                                   -------   -------------

+Non-income producing security.

                       See notes to financial statements.


--------------------------------------------------------------------------------
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







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

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                               BALANCED PORTFOLIO
--------------------------------------------------------------------------------

"WE ARE CONVINCED THAT IN ANY MARKET OR ECONOMIC ENVIRONMENT, THERE WILL ALWAYS BE GREAT COMPANIES WITH DYNAMIC BUSINESS MODELS AND ROBUST EARNINGS GROWTH."

                         --Blaine P. Rollins, Portfolio Manager--



--------------------------------------------------------------------------------

                                 INCEPTION DATE
                                   May 1, 1992

      --------------------------------------------------------------------

                                  FUND MANAGER
                            Janus Capital Corporation

      --------------------------------------------------------------------

                        INVESTMENT OBJECTIVE AND STRATEGY
                      To seek reasonable current income and
                      long-term capital growth, consistent
                          with conservation of capital.

      --------------------------------------------------------------------

                            NET ASSETS AS OF 6/30/99
                                   $44,798,853

      --------------------------------------------------------------------

                               NUMBER OF HOLDINGS
                                       125

      --------------------------------------------------------------------

                               PORTFOLIO TURNOVER
                                     189.53%

--------------------------------------------------------------------------------

                             -----------------------
                                 IN THIS SECTION
                             -----------------------

                                 Portfolio Facts

                                    Portfolio

                                   Composition

                              Financial Highlights

                                   Schedule of

                              Portfolio Investments

--------------------------------------------------------------------------------

                               BLAINE P. ROLLINS,
                                       CFA

- Joined Janus in 1990

- 8 years of professional investment experience

- B.S. in finance from University of Colorado

- Chartered Financial Analyst

--------------------------------------------------------------------------------
                                                                              75

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                               BALANCED PORTFOLIO
--------------------------------------------------------------------------------

[CHART]

          % of Portfolio++
Common Stock                        29.85%
Government & Agency Obligations     6.59%
Corporate Bonds                     43.73%
Preferred Stock                     17.73%
Cash                                2.10%

-------------------------------------
                           PERCENT OF
TOP TEN HOLDINGS         PORTFOLIO++
-------------------------------------
Houston Industries, Inc.,
  7.000%, 07/01/00         5.61%
The Home Depot, Inc.,
  3.250%, 10/01/01         4.77%
Royal Caribbean Cruises,
  Ltd., 7.250%, 02/17/00   4.66%
Adelphia Comm., Inc.,
  5.500%, 05/15/02         3.38%
The Charles Schwab Corp.   2.53%
Viacom, Inc.,
  7.750%, 06/01/05         2.31%
Qwest Comm., Inc.,
  10.875%, 04/01/07        2.27%
Level 3 Comm., Inc.,
  9.125%, 05/01/08         2.21%
U.S. Treasury Note,
  5.625%, 02/15/06         2.20%
U.S. Treasury Note,
  5.625%, 05/15/08         2.19%

-------------------------------------
                           PERCENT OF
TOP TEN INDUSTRIES       PORTFOLIO++
-------------------------------------
Broadcasting              15.72%
Retail Stores              9.41%
Internet Services          7.16%
Telecommunications
  Equipment                6.27%
Financial Services         6.05%
Utilities - Gas & Electric 5.61%
Multimedia                 5.61%
Entertainment & Leisure    5.21%
Telecommunications         4.02%
Insurance                  3.57%

++Represents market value of
  investments plus cash.

     We are pleased to report on the results of the Balanced Portfolio since assuming investment management on May 3rd. Our strategy is to build the Portfolio one company at a time by investing in a diversified, yet flexible mix of equity and income-producing securities (40% to 60% of each). Among the Portfolio's equity component, we focus on earnings growth by searching for companies that we believe are trading at reasonable prices relative to their future earnings prospects. We compliment this with a variety of fixed-income positions, including Treasuries and investment grade corporate debt. To add additional value in the Portfolio's fixed-income component, we also search for promising high-yield and convertible positions.

     Despite rising interest rates and fears of renewed inflation leading to heightened volatility, U.S. equity markets gained ground during the first half. During the later part of the period, small-, medium-sized, and cyclical companies led the market's advance.

     The Portfolio enjoyed solid returns from a variety of technology and media holdings; however, selected financial services and fixed-income positions hindered our results. Among our technology positions, Linear Technology and Maxim Integrated Products posted exceptional results. Linear and Maxim produce analog and mixed-signal semiconductors - a non-commodotized and highly differentiated market with little competition and huge barriers to entry. Additionally, the majority of their business comes from wireless and telecommunications exposure, which we believe is an explosive area for future growth.

     Additionally, Cisco Systems, which has essentially built the technical infrastructure that supports the Internet, continued to surge ahead. Royal Caribbean and Carnival Cruise Lines also logged strong results. Thanks to a robust U.S. economy and the Kosovo


--------------------------------------------------------------------------------
76

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                               BALANCED PORTFOLIO
--------------------------------------------------------------------------------

peace, these exceptional operators received a strong tailwind during the second quarter.

     Our media-related positions also gained nicely during the period, and Univision and Hispanic Broadcasting stood out. Univision focuses on television while Hispanic Broadcasting operates radio stations, and their respective franchises target Hispanic audiences across the U.S., which is the fastest growing demographic segment in America. Both companies are rapidly gaining market share and, thanks to their broad geographic reach that spans the U.S., advertising revenues continued to pick up speed.

     While we were pleased with the Portfolio's results, a persistent rise in long-term rates hindered performance for selected fixed-income positions, particularly investment-grade positions such as IBM, Disney and our Treasury positions. High-grade corporate debt and Treasury bonds have a high correlation with interest rates, which took a negative swing during the period.

     Given the increase in long-term interest rates and the Federal Reserve's recent tightening, the U.S. economy should slow from its robust pace in the first half of the year. But we don't have a crystal ball and we can't predict where interest rates or the market will ultimately end up. However, we are convinced that in any market or economic environment, there will always be great companies with dynamic business models and robust earnings growth. Given this conviction, we remain optimistic about the Portfolio thanks to our extensive hands-on research for every holding.

          BALANCED PORTFOLIO, S&P 500 INDEX AND BALANCED BENCHMARK(1)
             Comparison of Change in Value of $10,000 Investment.

[GRAPH]

            BALANCED   S&P 500     BALANCED
            PORTFOLIO  INDEX       BENCHMARK
5/1/92      $10,000    $10,000     $10,099
6/30/92     $10,081    $9,958      $10,070
9/30/92     $10,467    $10,272     $10,403
12/31/92    $10,847    $10,787     $10,712
3/31/93     $11,379    $11,256     $11,129
6/30/93     $11,526    $11,310     $11,273
9/30/93     $11,856    $11,598     $11,545
12/31/93    $11,852    $11,867     $11,702
3/31/94     $11,654    $11,420     $11,351
6/30/94     $11,550    $11,470     $11,347
9/30/94     $11,698    $12,031     $11,691
12/31/94    $11,694    $12,028     $11,725
3/31/95     $12,186    $13,195     $12,573
6/30/95     $12,848    $14,451     $13,516
9/30/95     $13,481    $15,596     $14,220
12/31/95    $14,308    $16,532     $14,917
3/31/96     $14,377    $17,512     $15,286
6/30/96     $14,850    $18,399     $15,717
9/30/96     $15,163    $19,074     $16,114
12/31/96    $15,819    $20,767     $17,056
3/31/97     $15,663    $20,860     $17,298
6/30/97     $17,218    $24,494     $19,176
9/30/97     $18,243    $26,326     $20,172
12/31/97    $18,402    $27,079     $20,736
3/31/98     $19,856    $30,849     $22,605
6/30/98     $20,162    $31,864     $23,226
9/30/98     $18,914    $28,701     $22,325
12/31/98    $21,667    $34,802     $24,995
3/31/99     $21,830    $36,534     $25,668
6/30/99     $23,440    $39,105     $26,635

---------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------
                       S&P 500     BALANCED
             BALANCED   INDEX    BENCHMARK(1)
 YTD          8.18%     12.38%      6.56%
 1 YEAR      16.26%     22.76%     14.68%
 5 YEAR      15.21%     27.84%     18.61%
 INCEPTION   12.62%     20.96%     14.65%

COMMENCEMENT OF OPERATIONS MAY 1, 1992. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THIS GRAPH COMPARES AN INITIAL $10,000 INVESTMENT MADE IN THE BALANCED PORTFOLIO (THE "PORTFOLIO") AT ITS INCEPTION WITH A SIMILAR INVESTMENT IN THE S&P 500 INDEX AND THE 55% S&P 500/35% LEHMAN AGGREGATE/10% 90 DAY T-BILL INDEX. FOR THE PURPOSES OF THIS GRAPH AND THE ACCOMPANYING TABLE, THE AVERAGE ANNUAL TOTAL RETURN FOR THE PORTFOLIO REFLECTS ALL RECURRING EXPENSES AND INCLUDES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

THE S&P 500 INDEX AND THE BALANCED BENCHMARK ARE UNMANAGED INDEXES AND INCLUDE THE REINVESTMENT OF ALL DIVIDENDS, BUT DO NOT REFLECT THE PAYMENT OF TRANSACTION COSTS, ADVISORY FEES OR EXPENSES THAT ARE ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO.

SHARES OF THE PORTFOLIO ARE OFFERED ONLY THROUGH THE VARIABLE PRODUCTS OF JEFFERSON PILOT FINANCIAL AND ITS AFFILIATES. TOTAL RETURNS DO NOT REFLECT ANY SEPARATE ACCOUNT EXPENSES IMPOSED ON THE POLICIES WHICH MAY INCLUDE A PREMIUM TAX CHARGE, ACCOUNT FEES, COST OF INSURANCE, MORTALITY EXPENSES AND SURRENDER CHARGES, AS APPLICABLE.

(1)EFFECTIVE MAY 1, 1999, THE WEIGHTING OF THE BALANCED BENCHMARK HAS BEEN CHANGED. THE BALANCED BENCHMARK REFLECTS THE PERFORMANCE OF THE 55% S&P 500/35% LEHMAN AGGREGATE/10% 90 DAY T-BILL INDEX FROM MAY 1, 1992 THROUGH APRIL 30, 1999 AND THE 50% S&P 500/40% LEHMAN AGGREGATE/10% 90 DAY T-BILL INDEX FROM MAY 1, 1999 THROUGH JUNE 30, 1999. THIS CHANGE IN THE BALANCED BENCHMARK BETTER REPRESENTS THE INVESTMENT STYLE OF THE PORTFOLIO AFTER THE CHANGE OF PORTFOLIO MANAGEMENT.


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                               BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


FINANCIAL HIGHLIGHTS
                                         (UNAUDITED)
                                         SIX MONTHS
                                            ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                                            JUNE        DECEMBER       DECEMBER       DECEMBER      DECEMBER       DECEMBER
                                          30, 1999      31, 1998       31, 1997       31, 1996      31, 1995       31, 1994
  Net asset value, beginning of period   $   12.71   $      11.75   $      12.07  $      11.91   $    10.62     $   11.22

  INCOME FROM INVESTMENT OPERATIONS
    Net investment income                     0.12           0.24           0.30          0.26         0.37          0.32
    Net gains and losses on securities
      (both realized and unrealized)          0.90           1.84           1.60          0.99         1.99         (0.47)
                                         ---------   ------------   ------------   -----------    ---------      --------

    Total from investment operations          1.02           2.08           1.90          1.25         2.36         (0.15)

  LESS DISTRIBUTIONS TO SHAREHOLDERS
    Dividends from net investment income                    (0.24)         (0.30)        (0.26)       (0.37)        (0.32)
    Dividends in excess of net
       investment income
    Distributions from capital gains         (0.22)         (0.88)         (1.64)        (0.83)       (0.70)        (0.13)
    Distributions in excess of capital                                     (0.28)
       gains
    Returns of capital
                                         ---------   ------------   ------------   -----------    ---------      --------

    Total distributions                      (0.22)         (1.12)         (2.22)        (1.09)       (1.07)        (0.45)

  Net asset value, end of period         $   13.51   $      12.71   $      11.75  $      12.07   $    11.91  $      10.62
                                         ---------   ------------   ------------   -----------    ---------      --------
                                         ---------   ------------   ------------   -----------    ---------      --------

  Total Return (A)                            8.18%         17.74%         16.33%        10.56%       22.35%        (1.33%)

  Ratios to Average Net Assets:
    Expenses                                  0.93%          0.94%          0.97%         0.97%        0.99%         1.01%
    Net investment income                     1.95%          2.08%          2.60%         2.20%        3.20%         3.34%

  Portfolio Turnover Rate                   189.53%        247.07%        254.04%       222.35%        164.70%       103.68%

  Net Assets, At End of Period         $44,798,853    $35,113,754    $22,637,577   $18,256,430    $14,532,268   $14,764,853

(A) Total return assumes reinvestment of all dividends during the period and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return figures for periods of less than one year have not been annualized.


--------------------------------------------------------------------------------
78

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                               BALANCED PORTFOLIO
--------------------------------------------------------------------------------

       SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCK--29.74%
--------------------------------------------------------------------------------
                                                   Market
Company                              Shares        Value
--------------------------------------------------------------------------------

  BANKING-2.32%
  Bank of New York Co., Inc.          11,125   $     408,148
  Carolina First Corp.                 8,005         195,122
  M&T Bank Corp.                         375         206,250
  Northern Trust Corp.                 2,355         228,435
                                               -------------
                                                   1,037,955
                                               -------------

  BEVERAGES-0.58%
  Heineken, N.V.                       5,110         261,639
                                               -------------
                                                     261,639
                                               -------------

  BROADCASTING-4.26%
  AT&T Corp.-Liberty Media
    Group+                             6,730         247,328
  Comcast Corp.+                      19,040         731,850
  Hispanic Broadcasting Corp.,
    Class A+                           2,500         189,688
  Infinity Broadcasting Corp.+        16,315         485,371
  Univision Communications, Inc.+      3,825         252,450
                                               -------------
                                                   1,906,687
                                               -------------

  COMPUTER NETWORK-1.49%
  Cisco Systems, Inc.+                10,350         667,575
                                               -------------
                                                     667,575
                                               -------------

  COMPUTER SOFTWARE - MINI & MICRO-1.15%
  Sun Microsystems, Inc.+              7,500         516,562
                                               -------------
                                                     516,562
                                               -------------

  ELECTRICAL EQUIPMENT-0.46%
  Dionex Corp.+                        5,100         206,550
                                               -------------
                                                     206,550
                                               -------------

  ELECTRONICS-0.55%
  Maxim Integrated Products, Inc.+     3,700         246,050
                                               -------------
                                                     246,050
                                               -------------

  ELECTRONICS - SEMICONDUCTORS-0.97%
  Texas Instruments, Inc.              3,000         435,000
                                               -------------
                                                     435,000
                                               -------------

--------------------------------------------------------------------------------
COMMON STOCK---CONTINUED
--------------------------------------------------------------------------------
                                                   Market
Company                               Shares       Value
--------------------------------------------------------------------------------
  ENTERTAINMENT & LEISURE-0.55%
  Carnival Corp.                       5,100   $     247,350
                                               -------------
                                                     247,350
                                               -------------

  FINANCIAL SERVICES-3.97%
  Affiliated Managers Group, Inc.+     7,415         223,841
  American Express Co.                 1,665         216,658
  Charles Schwab Corp., The           10,295       1,131,163
  Paychex, Inc.                        6,502         207,251
                                               -------------
                                                   1,778,913
                                               -------------

  FOOD SERVICE & RESTAURANTS-0.26%
  McDonald's Corp.                     2,780         114,849
                                               -------------
                                                     114,849
                                               -------------

  INSURANCE-3.56%
  Mutual Risk Management, Ltd.         5,405         180,392
  Progressive Corp., The               2,975         431,375
  Prudential Corp. PLC                 6,087          89,616
  Reinsurance Group of
    America, Inc.                     12,310         433,928
  Reinsurance Group of
    America, Inc., Common
    Non-Voting Shares                     50           1,675
  StanCorp Financial Group, Inc.+     15,225         456,750
                                               -------------
                                                   1,593,736
                                               -------------

  MULTIMEDIA-2.16%
  Viacom, Inc., Class B+              22,035         969,540
                                               -------------
                                                     969,540
                                               -------------

  OIL & GAS - INTEGRATED-1.36%
  Enron Corp.                          7,455         609,446
                                               -------------
                                                     609,446
                                               -------------

  PHARMACEUTICAL-1.38%
  Pharmacia & Upjohn, Inc.             6,895         391,722
  Schering-Plough Corp.                4,285         227,105
                                               -------------
                                                     618,827
                                               -------------

+Non-income producing security.

                       See notes to financial statements.


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                               BALANCED PORTFOLIO
--------------------------------------------------------------------------------

 SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------
  COMMON STOCK--CONTINUED
--------------------------------------------------------------------------------
                                                   Market
Company                               Shares       Value
--------------------------------------------------------------------------------
  RETAIL STORES-2.79%
  Costco Companies, Inc.+              5,100   $     408,319
  eBay, Inc.+                          1,135         171,385
  Staples, Inc.+                      11,350         351,140
  Wal-Mart Stores, Inc.                6,600         318,450
                                               -------------
                                                   1,249,294
                                               -------------

  TELECOMMUNICATIONS EQUIPMENT-1.93%
  Level 3 Communications, Inc.+        1,300          78,081
  Linear Technology Corp.              3,690         248,153
  Nokia Oyj, SA, ADR                   5,865         537,014
                                               -------------
                                                     863,248
                                               -------------

    TOTAL COMMON STOCK
    (Cost $11,819,556)                            13,323,221
                                               -------------

--------------------------------------------------------------------------------
  PREFERRED STOCK--17.67%
--------------------------------------------------------------------------------
                                                   Market
Company                               Shares       Value
--------------------------------------------------------------------------------
  BROADCASTING-5.29%
  Adelphia Communications Corp.,
    Series D, 5.500%, due 05/15/02+    7,500 $     1,507,500
  MediaOne Group, Inc., 6.250%         9,500         859,750
                                               -------------
                                                   2,367,250
                                               -------------

  ENTERTAINMENT & LEISURE-4.64%
  Royal Caribbean Cruises, Ltd.,
    Series A, 7.250%, due 02/17/00    15,400       2,079,000
                                               -------------
                                                   2,079,000
                                               -------------

  INTERNET SERVICES-2.15%
  PSINet, Inc., Series C, 6.750%,
    due 05/15/02+                     20,000         965,000
                                               -------------
                                                     965,000
                                               -------------

--------------------------------------------------------------------------------
  PREFERRED STOCK--CONTINUED
--------------------------------------------------------------------------------
                                                   Market
Company                              Shares        Value
--------------------------------------------------------------------------------
  UTILITIES - ELECTRIC & GAS-5.59%
  Houston Industries, Inc., 7.000%,
    due 07/01/00                      21,000    $  2,504,250
                                               -------------
                                                   2,504,250
                                               -------------

    TOTAL PREFERRED STOCK
    (Cost $7,499,566)                              7,915,500
                                               -------------

--------------------------------------------------------------------------------
  CORPORATE BONDS-43.57%
--------------------------------------------------------------------------------
                                   Principal        Market
Company                             Value           Value
--------------------------------------------------------------------------------
  AUTOMOTIVE MANUFACTURING-2.05%
  Ford Motor Credit, 5.800%,
    due 01/12/09+                 $1,000,000   $     916,800
                                               -------------
                                                     916,800
                                               -------------

  BEVERAGES-1.02%
  Anheuser-Busch Co., Inc., 5.375%,
    due 09/15/08                     500,000         454,504
                                               -------------
                                                     454,504
                                               -------------

  BROADCASTING-6.12%
  Bresnan Communications, Series 144A,
    8.000%, due 02/01/09+            750,000         744,375
  Charter Communications Holdings,
    LLC, Series 144A, 8.625%,
    due 04/01/09+                    600,000         579,000
  Falcon Holdings Group, L.P.,
    Series B, 8.325%,
    due 04/15/10                     750,000         744,375
  Mediacom, LLC,
    Series 144A, 7.875%,
    due 02/15/11+                    750,000         673,125
                                               -------------
                                                   2,740,875
                                               -------------

+Non-income producing security.

                       See notes to financial statements.


--------------------------------------------------------------------------------
80

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                               BALANCED PORTFOLIO
--------------------------------------------------------------------------------

 SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------
  CORPORATE BONDS--CONTINUED
--------------------------------------------------------------------------------
                                   Principal        Market
Company                             Value           Value
--------------------------------------------------------------------------------
  COMPUTER EQUIPMENT & SERVICES-2.04%
  International Business
    Machines Corp.,
    5.375%, due 02/01/09+         $1,000,000   $     914,570
                                               -------------
                                                     914,570
                                               -------------

  COMPUTER NETWORK-1.18%
  Exodus Communications, Inc.,
    11.250%, due 07/01/08            500,000         527,500
                                               -------------
                                                     527,500
                                               -------------

  COMPUTER SOFTWARE - MINI & MICRO-1.07%
  Dell Computer Corp., 6.550%,
    due 04/15/08                     500,000         480,714
                                               -------------
                                                     480,714
                                               -------------

  FINANCIAL SERVICES-2.05%
  General Motors Acceptance Corp.,
    5.850%, due 01/14/09+          1,000,000         920,200
                                               -------------
                                                     920,200
                                               -------------

  INTERNET SERVICES-4.98%
  America Online, Inc., 4.000%,
    due 11/15/02                      90,000         760,388
  Exodus Communications, Inc.,
    Series 144A, 5.000%,
    due 03/15/06+                    200,000         518,250
  MindSpring Enterprises, Inc.,
    5.000%, due 04/15/06+          1,000,000         951,250
                                               -------------
                                                   2,229,888
                                               -------------

  MANUFACTURING-2.57%
  KpnQwest, BV, Series 144A,
    7.125%, due 06/01/09+            215,000         221,441
  Tyco International, Ltd.,
    6.125%, due 11/01/08           1,000,000         933,311
                                               -------------
                                                   1,154,752
                                               -------------

--------------------------------------------------------------------------------
  CORPORATE BONDS--CONTINUED
--------------------------------------------------------------------------------
                                   Principal        Market
Company                             Value           Value
--------------------------------------------------------------------------------
  MULTIMEDIA-3.43%
  Viacom, Inc., 7.750%,
    due 06/01/05                  $1,000,000     $ 1,029,923
  Walt Disney Co., Series B,
    6.750%, due 03/30/06             500,000         504,782
                                               -------------
                                                   1,534,705
                                               -------------

  OIL & GAS - DISTRIBUTION & MARKETING-2.15%
  Enron Corp., 6.750%,
    due 08/01/09+                  1,000,000         965,247
                                               -------------
                                                     965,247
                                               -------------

  RETAIL STORES-6.58%
  Amazon.com, Inc., Series 144A,
    4.750%, due 02/01/09+            860,000         818,075
  The Home Depot, Inc.,
    3.250%, due 10/01/01             770,000       2,130,975
                                               -------------
                                                   2,949,050
                                               -------------

  TELECOMMUNICATIONS-4.00%
  Airtouch Communications, Inc.,
    6.650%, due 05/01/08             500,000         487,271
  Level 3 Communications, Inc.,
    9.125%, due 05/01/08           1,000,000         987,500
  Nextlink Communications, Inc.,
    10.750%, due 06/01/09+           310,000         319,300
                                               -------------
                                                   1,794,071
                                               -------------

  TELECOMMUNICATIONS  EQUIPMENT-4.33%
  Lucent Technologies, Inc.,
    5.500%, due 11/15/08           1,000,000         922,550
  Qwest Communications
    International, Inc., Series B,
    10.875%, due 04/01/07            900,000       1,014,750
                                               -------------
                                                   1,937,300
                                               -------------

    TOTAL CORPORATE BONDS
    (Cost $20,136,059)                            19,520,176
                                               -------------

+Non-income producing security.

                       See notes to financial statements.


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                               BALANCED PORTFOLIO
--------------------------------------------------------------------------------

 SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------
  GOVERNMENT & AGENCY OBLIGATIONS--6.57%
--------------------------------------------------------------------------------
                                   Principal        Market
Company                             Value           Value
--------------------------------------------------------------------------------
  U.S. TREASURY NOTES AND BONDS-6.57%
  U.S. Treasury Note, 5.625%,
    due 02/15/06                  $1,000,000   $     985,000
  U.S. Treasury Note, 5.625%,
    due 05/15/08                   1,000,000         979,688
  U.S. Treasury Note, 5.500%,
    due 05/15/09+                  1,000,000         976,875
                                               -------------
                                                   2,941,563
                                               -------------

    TOTAL GOVERNMENT &
    AGENCY OBLIGATIONS
    (Cost $2,926,086)                              2,941,563
                                               -------------

    TOTAL INVESTMENTS
    (Cost $42,381,267)                 97.55%     43,700,460
   Other assets, less liabilities       2.45       1,098,393
                                      -------  -------------
    TOTAL NET ASSETS                  100.00%    $44,798,853
                                      -------  -------------
                                      -------  -------------

+Non-income producing security.

                       See notes to financial statements.


--------------------------------------------------------------------------------
82
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JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                           HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------


"THE CONTINUED STRENGTH OF THE U.S. ECONOMY IN 1999 HAS HELPED THE HIGH-YIELD MARKET REBOUND. INVESTOR CONFIDENCE IN THIS MARKET STRENGTHENED BECAUSE COMPANIES ISSUING HIGH-YIELD BONDS HAVE GENERATED STRONG CASH FLOWS, ENHANCING THEIR CREDITWORTHINESS."

                                    --Bernard A. Scozzafava, Portfolio Manager--



--------------------------------------------------------------------------------

                                 INCEPTION DATE
                                 January 1, 1998

                 ----------------------------------------------

                                  FUND MANAGER
                    Massachusetts Financial Services Company

                 ----------------------------------------------

                        INVESTMENT OBJECTIVE AND STRATEGY
                   To seek a high level of income by investing
                     primarily in corporate obligations with
                    emphasis on higher-yielding, higher risk,
                       lower-rated or unrated securities.

                 ----------------------------------------------

                            NET ASSETS AS OF 6/30/99
                                   $10,475,173

                 ----------------------------------------------

                               NUMBER OF HOLDINGS
                                       205

                 ----------------------------------------------

                               PORTFOLIO TURNOVER
                                     25.29%

                 ----------------------------------------------

                        DOLLAR WEIGHTED AVERAGE MATURITY
                                    8.2 years

--------------------------------------------------------------------------------



                        -------------------------------
                                IN THIS SECTION
                        -------------------------------

                                Portfolio Facts

                                   Portfolio
                                  Composition

                             Financial Highlights

                                  Schedule of
                             Portfolio Investments

                        -------------------------------



--------------------------------------------------
               BERNARD SCOZZAFAVA
                 VICE PRESIDENT

- Joined MFS in 1989

- M.S. from Massachusetts Institute of Technology

- Graduate of Hamilton College

--------------------------------------------------



--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                           HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

[CHART]
[EDGAR REPRESENTATION OF DATA POINTS]

-------------------------------------
                         PERCENT OF
                         PORTFOLIO++
-------------------------------------
Corporate Bonds -         92.22%
Common Stock -             0.31%
Perferred Stock -          1.83%
Rights and Warrants -      0.14%
Short-term Obligations -   5.04%
Cash -                     0.46%

------------------------------------
                        PERCENT OF
PORTFOLIO QUALITY       PORTFOLIO++
------------------------------------
BB                         8.42%
B                         69.79%
CCC                        8.96%
Not Rated                  5.04%
Cash                       0.46%

------------------------------------
                         PERCENT OF
TOP TEN HOLDINGS         PORTFOLIO++
------------------------------------
JITNEY-JUNGLE STORES,
12.000%, 03/01/06            1.16%
COLT Telecom Group,
  0.000%, Step-up, 12/15/06  1.08%
MetroNet Comm., 0.000%,
  Step-up, 06/15/08          1.03%
NTL, Inc., B, 0.000%,
  Step-up, 04/01/08          1.03%
Level 3 Communications,
  9.125%, 05/01/08           1.00%
ITC^DeltaCom, Inc.,
  11.000%, 06/01/07          1.00%
Time Warner Telecom,
  9.750%, 07/15/08           0.99%
EchoStar OBS, 144A,
  9.375%, 02/01/09           0.98%
Huntsman ICI, 144A,
  10.125%, 07/01/09          0.97%
Anacomp, Inc.,
  10.875%, 04/01/04          0.96%

++Represents market value of investments plus cash.

THIS PORTFOLIO CARRIES A HIGHER DEGREE OF RISK THAN OTHER BOND PORTFOLIOS BECAUSE IT INVESTS IN LOWER GRADE ISSUES.

     For the six months ended June 30, 1999, the Portfolio provided a total return of 3.77% (including the reinvestment of any distributions). This compares to a 2.20% return for the Lehman Brothers High Yield Bond Index, an unmanaged index of noninvestment-grade corporate debt, and to a 3.85% return for the Lipper High Yield Bond Fund Index. The Lipper mutual fund indices are unmanaged, net-asset-value-weighted indices of the largest qualifying mutual funds within their respective investment objectives, adjusted for the reinvestment of capital gain distributions and income dividends.

     The Portfolio has benefited from a favorable environment for high-yield securities, specifically, moderate economic growth and low inflation in the United States. Historically, this has been a good climate for owning high-yield bonds because there have been fewer credit problems, such as defaults and bond-rating reductions, than would be in a weaker environment. Also, the continued strength of the U.S. economy in 1999 has helped the high-yield market rebound. Investor confidence in this market strengthened because companies issuing high-yield bonds have generated strong cash flows, enhancing their creditworthiness.

     However, the Portfolio's slight underweighting in the energy sector, plus the fact that we owned the higher-quality bonds within that sector, detracted from performance. As oil prices rose recently, we missed the price rally by medium-quality energy companies. At the same time, our focus on high-quality issuers meant that we avoided the numerous bankruptcies among low-rated energy companies when oil prices fell in 1998.

     We believe the best opportunities for high-yield bonds are in the telecommunications sector. Since the deregulation of this industry in 1996, several companies have used the high-yield market to help pay for the development of their communications networks or to help finance mergers and acquisitions. For example, AT&T Canada has merged with MetroNet, a


--------------------------------------------------------------------------------
84

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                           HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

competitive local exchange company in Canada, in hopes of becoming a full-service business communications provider. The Portfolio also has a position in Global Crossing, which is growing rapidly as it acquires other companies and puts together integrated communications networks. Finally, our position in Nextel Communication, a company that provides a variety of telecommunications services, went up in value when Microsoft announced that it is investing $600 million in the company.

     The Portfolio's second-largest industry is media, a sector in which some companies are bridging the media and telecommunications areas. On its own, we think cable is a good defensive industry that tends to have steady revenue streams through varying economic conditions. Now, cable companies such as Cablevision Systems and Charter Communications are being recognized as efficient ways to deliver Internet service to the home, which makes this industry even more attractive to us. We also like general industrial companies such as Hayes Wheels, the world's largest manufacturer of automotive wheels, and Oxford Automotive, a sheet metal fabricator for the auto industry.

     The Portfolio's overseas holdings are primarily in Europe, where our focus is the same as in our domestic portfolio. We like telecommunications and media companies such as NTL, which offers cable and telephone services to homes in the United Kingdom, and Esprit Telecom, a U.K.-based telecommunications company. Europe was slower to deregulate these industries than the United States, but we now are seeing more bonds being issued by cable and telecommunications companies in Germany, France, Spain, and the United Kingdom.


[GRAPH]
[EDGAR REPRESENTATION OF DATA POINTS]

                  HIGH YIELD BOND PORTFOLIO AND LEHMAN BROS.
                            HIGH YIELD BOND INDEX
             Comparison of Change in Value of $10,000 Investment.

----------------------------------------------------------
              HIGH YIELD          LEHMAN BROS.
            BOND PORTFOLIO      HIGH YIELD INDEX
1/1/98         $10,000             $10,000
2/28/98        $10,160             $10,240
3/31/98        $10,289             $10,336
4/30/98        $10,310             $10,377
5/31/98        $10,346             $10,413
6/30/98        $10,387             $10,450
7/31/98        $10,513             $10,510
8/31/98        $ 9,722             $ 9,930
9/30/98        $ 9,640             $ 9,975
10/31/98       $ 9,430             $ 9,770
11/30/98       $10,094             $10,176
12/31/98       $10,089             $10,187
1/31/99        $10,302             $10,337
2/28/99        $10,343             $10,276
3/31/99        $10,537             $10,374
4/30/99        $10,766             $10,575
5/31/99        $10,544             $10,433
6/30/99        $10,470             $10,411

------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------
                                LEHMAN
                              BROS. HIGH
                 HIGH YIELD   YIELD BOND
                   BOND         INDEX
YTD                3.77%        2.20%
1 YEAR             0.80%       -0.38%
INCEPTION          3.12%        2.72%

COMMENCEMENT OF OPERATIONS JANUARY 1, 1998. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THIS GRAPH COMPARES AN INITIAL $10,000 INVESTMENT MADE IN THE HIGH YIELD BOND PORTFOLIO (THE "PORTFOLIO") AT ITS INCEPTION WITH A SIMILAR INVESTMENT IN THE LEHMAN BROS. HIGH YIELD BOND INDEX. FOR THE PURPOSES OF THIS GRAPH AND THE ACCOMPANYING TABLE, THE AVERAGE ANNUAL TOTAL RETURN FOR THE PORTFOLIO REFLECTS ALL RECURRING EXPENSES AND INCLUDES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

THE LEHMAN BROS. HIGH YIELD BOND INDEX IS AN UNMANAGED INDEX AND INCLUDES THE REINVESTMENT OF ALL DIVIDENDS, BUT DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS, ADVISORY FEES OR EXPENSES THAT ARE ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO.

SHARES OF THE PORTFOLIO ARE OFFERED ONLY THROUGH THE VARIABLE PRODUCTS OF JEFFERSON PILOT FINANCIAL AND ITS AFFILIATES. TOTAL RETURNS DO NOT REFLECT ANY SEPARATE ACCOUNT EXPENSES IMPOSED ON THE POLICIES WHICH MAY INCLUDE A PREMIUM TAX CHARGE, ACCOUNT FEES, COST OF INSURANCE, MORTALITY EXPENSES AND SURRENDER CHARGES, AS APPLICABLE.


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                           HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


FINANCIAL HIGHLIGHTS
                                                      (UNAUDITED)
                                                      SIX MONTHS
                                                         ENDED       YEAR ENDED
                                                         JUNE         DECEMBER
                                                       30, 1999       31, 1998
  Net asset value, beginning of period             $      9.49     $    10.00

  INCOME FROM INVESTMENT OPERATIONS
    Net investment income                                 0.34           0.60
    Net gains and losses on securities
      (both realized and unrealized)                      0.02          (0.51)
                                                   -----------     -------------

    Total from investment operations                      0.36           0.09

  LESS DISTRIBUTIONS TO SHAREHOLDERS
    Dividends from net investment income                                (0.60)
    Dividends in excess of net investment income
    Distributions from capital gains
    Distributions in excess of capital gains
    Returns of capital
                                                   -----------     -------------

    Total distributions                                   0.00          (0.60)

  Net asset value, end of period                   $      9.85     $     9.49
                                                   -----------     -------------
                                                   -----------     -------------

  Total Return (A)                                        3.77%          0.89%

  Ratios to Average Net Assets:
    Expenses                                              1.17%          1.24%
    Net investment income                                 7.38%          7.85%
  Portfolio Turnover Rate                                25.29%         84.21%


  Net Assets, At End of Period                     $10,475,173     $7,968,843


(A) Total return assumes reinvestment of all dividends during the period and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return figures for periods of less than one year have not been annualized.


--------------------------------------------------------------------------------
86

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                           HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

        SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)

---------------------------------------------------------
COMMON STOCK--0.31%
---------------------------------------------------------
                                               Market
Company                            Shares      Value
---------------------------------------------------------
TELECOMMUNICATIONS-0.31%
Viatel, Inc.+                       575    $     32,272
                                           --------------

  TOTAL COMMON STOCK
  (Cost $4,841)                                  32,272
                                           --------------

---------------------------------------------------------
PREFERRED STOCK--1.82%
---------------------------------------------------------
                                              Market
Company                          Shares       Value
---------------------------------------------------------
TELECOMMUNICATIONS-1.82%
Crown Castle International Corp.,
  Series 144A, 12.750%,
  due 12/15/10+                      53   $      56,003
Global Crossing Holding, Ltd.,
  10.500%, due 12/01/08             400          42,500
Primedia, Inc., Series H,
  8.625%, due 04/01/10+             650          61,994
Rural Cellular Corp., Series B,
  11.375%, due 05/15/10+             30          30,375
                                           --------------
                                                190,872
                                           --------------

 TOTAL PREFERRED STOCK
 (Cost $182,775)                                190,872
                                           --------------

---------------------------------------------------------
CORPORATE BONDS--91.66%
---------------------------------------------------------
                                 Principal     Market
Company                            Value       Value
---------------------------------------------------------
ADVERTISING-0.50%
Outdoor Systems, Inc., 8.875%,
  due 06/15/07                    $50,000    $    52,375
                                             ------------
                                                  52,375
                                             ------------

AEROSPACE & DEFENSE-2.61%
Argo-Tech Corp., 8.625%,
  due 10/01/07                     40,000         37,200

---------------------------------------------------------
CORPORATE BONDS--CONTINUED
---------------------------------------------------------
                                  Principal       Market
  Company                           Value          Value
---------------------------------------------------------
AEROSPACE & DEFENSE-CONTINUED
BE Aerospace, Inc., Series B,
  9.875%, due 02/01/06           $  50,000   $    51,000
BE Aerospace, Inc., Series B,
  8.000%, due 03/01/08              50,000        47,000
K & F Industries, Inc.,
  Series B, 9.250%, due 10/15/07    75,000        74,062
Satelites Mexicanos, SA, de CV,
  Series B, 10.125%,
  due 11/01/04                      70,000        55,825
Stellex Industries, Inc., Series B,
  9.500%, due 11/01/07              10,000         8,450
                                             ------------
                                                 273,537
                                             ------------

AUTOMOTIVE PARTS & EQUIPMENT-1.35%
Hayes Wheels International, Inc.,
  11.000%, due 07/15/06             92,000       100,050
Hayes Wheels International,
  Inc., Series B, 9.125%,
  due 07/15/07                      20,000        20,150
Talon Automotive Group, LLC,
  Series B, 9.625%,
  due 05/01/08                      25,000        21,125
                                             ------------
                                                 141,325
                                             ------------

BROADCASTING-12.20%
Adelphia Communications Corp.,
  Series 144A, 8.375%,
  due 02/01/08                     100,000        96,750
Albritton Communications Co.,
  Series B, 9.750%,
  due 11/30/07                      40,000        40,700
Avalon Cable, Series 144A,
  9.375%, due 12/01/08              75,000        76,594
Bresnan Communications,
  Series 144A, 8.000%,
  due 02/01/09+                     75,000        74,437
CSC Holdings, Inc., Series B,
  8.125%, due 08/15/09              50,000        51,125


+Non-income producing security.

                       See notes to financial statements.


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                           HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

   SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)--CONTINUED

---------------------------------------------------------
  CORPORATE BONDS--CONTINUED
---------------------------------------------------------
                                  Principal    Market
Company                             Value       Value
---------------------------------------------------------
BROADCASTING-CONTINUED
Chancellor Media Corp.,
  Series B, 8.750%, due 06/15/07  $ 40,000   $    40,050
Chancellor Media Corp.,
  8.000%, due 11/01/08+            100,000        98,500
Charter Communications
  Holdings, LLC, Series 144A,
  8.250%, due 04/01/07+             50,000        48,125
Charter Communications
  Holdings, LLC, Series 144A,
  Zero Coupon, Step-up,
  due 04/01/11+                     80,000        50,000
Cumulus Media, Inc.,
  10.375%, due 07/01/08             50,000        53,250
EchoStar DBS Corp.,
  Series 144A, 9.375%,
  due 02/01/09+                    100,000       102,250
Fox/Liberty Networks, LLC,
  8.875%, due 08/15/07              65,000        67,763
Frontiervision Holdings, LP,
  Zero Coupon, Step-up,
  due 09/15/07+                     45,000        38,981
Frontiervision, LP/Capital,
  11.000%, due 10/15/06             50,000        54,750
Granite Broadcasting Corp.,
  10.375%, due 05/15/05             15,000        15,225
Granite Broadcasting Corp.,
  8.875%, due 05/15/08              25,000        23,938
LIN Television Corp., Zero
  Coupon, Step-up,
  due 03/01/08+                     60,000        39,900
Lenfest Communications, Inc.,
  8.375%, due 11/01/05              40,000        41,700
Rogers Cablesystems, Ltd.,
  9.625%, due 08/01/02              40,000        42,000

----------------------------------------------------------
  CORPORATE BONDS--CONTINUED
----------------------------------------------------------
                                  Principal    Market
Company                             Value      Value
----------------------------------------------------------
BROADCASTING-CONTINUED
Telemundo Holdings, Inc.,
  Series B, Zero Coupon,
  Step-up, due 08/15/08+          $125,000  $       63,750
TeleWest Communications,
  PLC, 9.625%, due 10/01/06         75,000          77,625
United International
  Holdings, Inc., Series B,
  Zero Coupon, Step-up,
  due 02/15/08+                     85,000          56,312
Young Broadcasting, Inc.,
  Series B, 8.750%,
  due 06/15/07                      25,000          24,375
                                             -------------
                                                 1,278,100
                                             -------------

BUILDING MATERIALS-2.23%
American Standard
  Companies, Inc.,
  7.375%, due 02/01/08              25,000          24,250
Building Matierials Corp.,
  Series B, 7.750%,
  due 07/15/05                      50,000          47,000
Formica Corp., Series 144A,
  10.875%, due 03/01/09+            25,000          24,375
MMI Products, Inc.,
  Series B, 11.250%,
  due 04/15/07                      35,000          36,050
Nortek, Inc., Series B,
  9.250%, due 03/15/07              25,000          25,125
Schuff Steel Co., 10.500%,
  due 06/01/08                      45,000          40,275
Synthetic Industries, Inc.,
  Series B, 9.250%,
  due 02/15/07                      35,000          36,050
                                             -------------
                                                   233,125
                                             -------------

CHEMICALS-3.27%
Huntsman ICI Chemicals,
  Series 144A, 10.125%,
  due 07/01/09+                    100,000         101,500


+Non-income producing security.

                       See notes to financial statements.


--------------------------------------------------------------------------------
88

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                           HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

   SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)--CONTINUED

-----------------------------------------------------------
   CORPORATE BONDS--CONTINUED
-----------------------------------------------------------
                                 Principal      Market
Company                            Value        Value
-----------------------------------------------------------
CHEMICALS-CONTINUED
Lyondell Chemical Co.,
  Series 144A, 9.625%,
  due 05/01/07+                  $  35,000  $       36,138
Lyondell Chemical Co.,
  Series 144A, 9.875%,
  due 05/01/07+                     65,000          66,787
PCI Chemicals Canada, 9.250%,
  due 10/15/07                      70,000          57,050
Sterling Chemicals, Inc.,
  Series A, 11.250%,
  due 04/01/07                      75,000          55,875
ZSC Specialty Chemicals, PLC,
  Series 144A, 11.000%,
  due 07/01/09+                     25,000          25,344
                                             --------------
                                                   342,694
                                             --------------

COMMERCIAL SERVICES-0.39%
Dialog Corp., PLC, Series A,
  11.000%, due 11/15/07             45,000          40,950
                                             --------------
                                                    40,950
                                             --------------

COMPUTER EQUIPMENT & SERVICES-1.88%
Anacomp, Inc., 10.875%,
  due 04/01/04                      95,000         100,225
Continental Resources, Inc.,
  10.250%, due 08/01/08             25,000          18,469
Iron Mountain, Inc., 10.125%,
  due 10/01/06                      75,000          78,000
                                             --------------
                                                   196,694
                                             --------------

COMPUTER NETWORK-0.85%
Exodus Communications, Inc.,
  11.250%, due 07/01/08             50,000          52,750
PSINet, Inc., 10.000%,
  due 02/15/05                      25,000          25,250
PSINet, Inc., 11.500%,
  due 11/01/08                      10,000          10,600
                                             --------------
                                                    88,600
                                             --------------

-----------------------------------------------------------
  CORPORATE BONDS--CONTINUED
-----------------------------------------------------------
                                  Principal       Market
Company                             Value          Value
-----------------------------------------------------------
COSMETICS & PERSONAL CARE-1.27%
Remington Product Co., Series B,
  11.000%, due 05/15/06          $  55,000    $    45,375
Revlon Consumer Products Corp.,
  8.625%, due 02/01/08              90,000         87,300
                                              -------------
                                                  132,675
                                              -------------

EDUCATIONAL SERVICES-0.59%
Kindercare Learning Centers, Inc.,
  Series B, 9.500%,
  due 02/15/09                      65,000         62,075
                                              -------------
                                                   62,075
                                              -------------

ENGINEERING & CONSTRUCTION-0.36%
Furon Co., 8.125%,
  due 03/01/08                      40,000         37,800
                                              -------------
                                                   37,800
                                              -------------

ENTERTAINMENT & LEISURE-4.16%
AMC Entertainment, Inc.,
  9.500%, due 03/15/09              25,000         23,875
Boyd Gaming Corp., 9.500%,
  due 07/15/07                     100,000        100,000
Cinemark USA, Inc., Series B,
  9.625%, due 08/01/08              50,000         49,250
Florida Panthers Holdings,
  9.875%, due 04/15/09+             25,000         23,500
Hollywood Park, Inc.,
  Series B, 9.250%,
  due 02/15/07+                     25,000         24,938
Isle of Capri, Series 144A,
  8.750%, due 04/15/09+             20,000         18,850
Lady Luck Gaming Corp.,
  11.875%, due 03/01/01             55,000         55,962
Regal Cinemas, Inc.,
  9.500%, due 06/01/08              70,000         65,800
Station Casinos, 8.875%,
  due 12/01/08                      75,000         73,125
                                              -------------
                                                  435,300
                                              -------------


+Non-income producing security.

                       See notes to financial statements.


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                           HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

   SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)--CONTINUED

-----------------------------------------------------------
  CORPORATE BONDS--CONTINUED
-----------------------------------------------------------
                                  Principal       Market
Company                             Value          Value
-----------------------------------------------------------
FINANCIAL SERVICES-1.02%
Ono Finance, PLC, Unit,
  13.000%, due 05/01/09+         $  65,000    $    67,112
Williams Scotsman, Inc.,
  9.875%, due 06/01/07              40,000         39,800
                                              -------------
                                                  106,912
                                              -------------

FOOD PRODUCTS-0.24%
Vlasic Foods International, Inc.,
  Series 144A, 10.250%,
  due 07/01/09+                     25,000         24,750
                                              -------------
                                                   24,750
                                              -------------

FOOD SERVICE & RESTAURANTS-0.08%
Friendly Ice Cream Corp.,
  10.500%, due 12/01/07             10,000          8,950
                                              -------------
                                                    8,950
                                              -------------

FOREST PRODUCTS & PAPER-2.66%
Buckeye Technologies, Inc.,
  5.500%, due 12/15/05              40,000         39,700
Buckeye Technologies, Inc.,
  9.250%, due 09/15/08              40,000         41,400
REPAP New Brunswick, Inc.,
  9.000%, due 06/01/04              50,000         46,875
Specialty Paperboard, Inc.,
  9.375%, due 10/15/06              70,000         70,350
U.S. Timberlands Co., L.P.,
  9.625%, due 11/15/07              80,000         80,400
                                              -------------
                                                  278,725
                                              -------------

HEALTHCARE-0.87%
Prime Medical Services, Inc.,
  8.750%, due 04/01/08              60,000         58,500
Tenet Healthcare Corp.,
  Series B, 7.625%,
  due 06/01/08                      35,000         32,900
                                              -------------
                                                   91,400
                                              -------------

-----------------------------------------------------------
CORPORATE BONDS--CONTINUED
-----------------------------------------------------------
                                  Principal       Market
  Company                           Value          Value
-----------------------------------------------------------
HOLDING COMPANIES-0.33%
Simonds Industries, Inc.,
  10.250%, due 07/01/08          $  35,000    $    34,475
                                              -------------
                                                   34,475
                                              -------------
HOME FURNISHINGS-0.49%
Simmons Co., Series 144A,
  10.250%, due 03/15/09+            50,000         51,000
                                              -------------
                                                   51,000
                                              -------------
INSURANCE-0.83%
Willis Corroon Corp.,
  Series 144A, 9.000%,
  due 02/01/09+                     90,000         87,188
                                              -------------
                                                   87,188
                                              -------------
LODGING-1.87%
Coast Hotels & Casinos, Inc.,
  Series 144A, 9.500%,
  due 04/01/09+                    100,000         96,750
Prime Hospitality Corp.,
  Series B, 9.750%,
  due 04/01/07                      50,000         48,750
Red Roof Inns, Inc., 9.625%,
  due 12/15/03                      50,000         50,000
                                              -------------
                                                  195,500
                                              -------------

MACHINERY-3.07%
Columbus McKinnon Corp.,
  8.500%, due 04/01/08              75,000         72,375
Fairfield Manufacturing Co., Inc.,
  Series 144A, 9.625%,
  due 10/15/08+                     50,000         49,375
Newcor, Inc., Series B, 9.875%,
  due 03/01/08                      90,000         81,000
Numatics, Inc., Series B,
  9.625%, due 04/01/08              25,000         20,375
Thermadyne Holdings Corp.,
  Zero Coupon, Step-up,
  due 06/01/08+                    150,000         72,000


+Non-income producing security.

                       See notes to financial statements.


--------------------------------------------------------------------------------
90

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                           HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

   SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)--CONTINUED

-----------------------------------------------------------
CORPORATE BONDS--CONTINUED
-----------------------------------------------------------
                                  Principal       Market
Company                             Value          Value
-----------------------------------------------------------
MACHINERY-CONTINUED
Thermadyne Holdings Corp.,
  9.875%, due 06/01/08            $  30,000  $      26,550
                                             --------------
                                                   321,675
                                             --------------
MANUFACTURING-2.45%
Classic Cable, Inc., 9.875%,
  due 08/01/08                       40,000         41,500
Dura Operating Corp.,
  Series 144A , 9.000%,
  due 05/01/09+                      25,000         24,000
International Knife & Saw, Inc.,
  11.375%, due 11/15/06              50,000         47,250
Moog, Inc., Series B, 10.000%,
  due 05/01/06                       25,000         25,493
Pierce Leahy Corp., 11.125%,
  due 07/15/06                       30,000         32,700
Polymer Group, Inc., Series B,
  9.000%, due 07/01/07               50,000         48,750
Samsonite Corp., 10.750%,
  due 06/15/08                       45,000         36,450
                                             --------------
                                                   256,143
                                             --------------
MEDICAL - BIOTECHNOLOGY-0.24%
Quest Diagnostic, Inc.,
  Series 144A, 9.875%,
  due 07/01/09                       25,000         25,313
                                             --------------
                                                    25,313
                                             --------------

MEDICAL PRODUCT-0.16%
Alaris Medical, Inc., Zero Coupon,
  Step-up, due 08/01/08+             30,000         16,425
                                             --------------
                                                    16,425
                                             --------------

MEDICAL SUPPLIES-0.31%
Fresenius Medical Capital Trust II,
  7.875%, due 02/01/08               35,000         32,638
                                             --------------
                                                    32,638
                                             --------------

-----------------------------------------------------------
CORPORATE BONDS--CONTINUED
-----------------------------------------------------------
                                  Principal       Market
  Company                           Value          Value
-----------------------------------------------------------
MINING & METALS - FERROUS & NONFERROUS-5.51%
AK Steel Holding Corp., 9.125%,
  due 12/15/06                   $  35,000    $    36,225
AK Steel Corp., Series 144A,
  7.875%, due 02/15/09+             25,000         24,125
Commonwealth Aluminum Corp.,
  10.750%, due 10/01/06             50,000         49,813
Jorgensen Co., Series B, 9.500%,
  due 04/01/05                      50,000         47,250
Kaiser Aluminum &
  Chemical Corp., 9.875%,
  due 02/15/02                      75,000         76,125
Keystone Consolidated Industries,
  9.625%, due 08/01/07              40,000         39,000
Metal Management, Inc.,
  10.000%, due 05/15/08             50,000         39,750
Oxford Automotive, Inc.,
  10.125%, due 06/15/07             65,000         65,325
P & L Coal Holdings Corp.,
  9.625%, due 05/15/08              90,000         89,775
Russel Metals, Inc., Unit,
  10.000%, due 06/01/09+            25,000         25,187
WCI Steel, Inc., Series B,
  10.000%, due 12/01/04             60,000         61,350
Weirton Steel Corp., 10.750%,
  due 06/01/05                      25,000         23,812
                                            ---------------
                                                  577,737
                                            ---------------

MULTIMEDIA-0.98%
Time Warner Telecom, LLC,
  9.750%, due 07/15/08             100,000        103,000
                                            ---------------
                                                  103,000
                                            ---------------

OFFICE EQUIPMENT-0.36%
General Binding Corp., 9.375%,
  due 06/01/08                      40,000         37,600
                                            ---------------
                                                   37,600
                                            ---------------


+Non-income producing security.

                       See notes to financial statements.


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                           HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

   SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)--CONTINUED

-----------------------------------------------------------
CORPORATE BONDS--CONTINUED
-----------------------------------------------------------
                                  Principal       Market
Company                             Value          Value
-----------------------------------------------------------
OIL & GAS - INTEGRATED-0.50%
Forest Oil Corp., 10.500%,
  due 01/15/06+                  $  50,000    $    52,125
                                              -------------
                                                   52,125
                                              -------------

OIL & GAS PRODUCERS-0.79%
Chesapeake Energy Corp.,
  Series B, 9.625%,
  due 05/01/05                      40,000         37,600
HS Resources, Inc., 9.250%,
  due 11/15/06+                     25,000         24,875
Pride International, Inc.,
  10.000%, due 06/01/09+            20,000         20,400
                                              -------------
                                                   82,875
                                              -------------

OIL & GAS SERVICES-0.38%
Pool Energy Services Co., 8.625%,
  due 04/01/08                      40,000         39,800
                                              -------------
                                                   39,800
                                              -------------

PACKAGING & CONTAINERS-3.13%
Applied Extrusion Technologies, Inc.,
  Series B, 11.500%,
  due 04/01/02                      25,000         25,531
Ball Corp., 8.250%,
  due 08/01/08                      50,000         49,500
Gaylord Container Corp.,
  Series B, 9.750%,
  due 06/15/07                      80,000         69,800
Gaylord Container Corp.,
  Series B, 9.875%,
  due 02/15/08                      65,000         62,075
Graham Packaging Co., GPC,
  8.750%, due 01/15/08              50,000         46,750
Packaging Corporation of America,
  Series 144A, 9.625%,
  due 04/01/09+                     25,000         25,500

-----------------------------------------------------------
CORPORATE BONDS--CONTINUED
-----------------------------------------------------------
                                  Principal       Market
Company                             Value          Value
-----------------------------------------------------------
PACKAGING & CONTAINERS-CONTINUED
Silgan Holdings, Inc., 9.000%,
  due 06/01/09                   $  50,000    $    48,750
                                              -------------
                                                  327,906
                                              -------------
PUBLISHING & PRINTING-2.68%
Big Flower Press Holdings, Inc.,
  8.875%, due 07/01/07              50,000         47,250
Big Flower Press Holdings, Inc.,
  8.625%, due 12/01/08+             50,000         46,250
Hollinger International
  Publishing, Inc., 9.250%,
  due 03/15/07                      65,000         66,950
Liberty Group Operations Inc.,
  9.375%, due 02/01/08              50,000         47,250
Mail-Well, Inc., 8.750%,
  due 12/15/08                      25,000         24,375
World Color Press, Inc.,
  8.375%, due 11/15/08              25,000         25,000
World Color Press, Inc.,
  7.750%, due 02/15/09+             25,000         23,625
                                              -------------
                                                  280,700
                                              -------------

REAL ESTATE-0.69%
Clark USA, Inc., Trizec,
  10.875%, due 12/01/05             40,000         35,050
Clark R&M, Inc., 8.625%,
  due 08/15/08                      40,000         37,400
                                              -------------
                                                   72,450
                                              -------------

RETAIL STORES-3.19%
Cole National Group, Inc.,
  8.625%, due 08/15/07              30,000         25,950
Finlay Fine Jewelery Corp.,
  8.375%, due 05/01/08              25,000         24,250
Finlay Fine Jewelery Corp.,
  9.000%, due 05/01/08              10,000          9,600
Jitney-Jungle Stores
  America, Inc., 12.000%,
  due 03/01/06                     150,000        120,750


+Non-income producing security.

                       See notes to financial statements.


--------------------------------------------------------------------------------
92

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                           HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

   SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)--CONTINUED

-----------------------------------------------------------
CORPORATE BONDS--CONTINUED
-----------------------------------------------------------
                                  Principal       Market
Company                             Value          Value
-----------------------------------------------------------
RETAIL STORES-CONTINUED
Musicland Group, Inc., 9.000%,
  due 06/15/03                   $  25,000    $    24,125
Musicland Group, Inc., 9.875%,
  due 03/15/08                      50,000         47,750
Pathmark Stores, Inc., 11.625%,
  due 06/15/02                      55,000         56,238
Pathmark Stores, Inc., 9.625%,
  due 05/01/03                      25,000         25,562
                                              -------------
                                                  334,225
                                              -------------
TELECOMMUNICATIONS-22.94%
Allegiance Telecom, Inc., Series B,
  Zero Coupon, Step-up,
  due 02/15/08+                     75,000         47,250
Allegiance Telecom, Inc.,
  12.875%, due 05/15/08             35,000         37,975
American Cellular Corp.,
  10.500%, due 05/15/08             50,000         51,000
AMSC Acquisition Co., Inc.,
  Series B, 12.250%,
  due 04/01/08                      35,000         26,950
Centennial Cellular, Series 144A,
  10.750%, due 12/15/08             50,000         51,875
Clearnet Communications, Inc.,
  Zero Coupon, Step-up,
  due 12/15/05+                     25,000         23,000
Colt Telecom Group, PLC,
  Zero Coupon, Step-up,
   due 12/15/06+                   135,000        112,725
Completel Europe, NV, Unit,
  Zero Coupon, Step-up,
  due 02/15/09+                     50,000         26,750
Dolphin Telecom, PLC,
  Zero Coupon, Step-up,
  due 06/01/08+                    100,000         51,000

-----------------------------------------------------------
CORPORATE BONDS--CONTINUED
-----------------------------------------------------------
                                  Principal       Market
Company                             Value          Value
-----------------------------------------------------------
TELECOMMUNICATIONS-CONTINUED
Dolphin Telecom, PLC,
  Series 144A, Zero Coupon,
  Step-up, due 05/15/09+         $  25,000    $    12,000
Esat Telecom Group, PLC,
  Series B, 11.875%,
   due 12/01/08                     40,000         41,400
Esprit Telecom Group, 10.875%,
  due 06/15/08                      75,000         78,375
General Communication, Inc.,
  9.750%, due 08/01/07              65,000         64,350
Global Crossing Holdings, Ltd.,
  9.625%, due 05/15/08              50,000         51,250
Hermes Europe Railtel, BV,
  10.375%, due 01/15/09+            75,000         76,313
Hyperion Telecommunications,
  Inc., Series 144A, 12.000%,
  due 11/01/07                      25,000         25,687
ICG Holdings, Inc.,
  Zero Coupon, Step-up,
  due 05/01/06+                    115,000         90,275
ITC^DeltaCom, Inc., 11.000%,
  due 06/01/07                      95,000        103,669
Intermedia Communications,
  Inc., Series B, 8.875%,
  due 11/01/07                     100,000         94,250
Jazztel, PLC, Series 144A,
  14.000%, due 04/01/09+            35,000         34,563
Level 3 Communications, Inc.,
  9.125%, due 05/01/08             105,000        103,687
MJD Communications, Inc.,
  Series B, 9.500%,
  due 05/01/08                      45,000         44,775
Metromedia Fiber Network,
  Series B, 10.000%,
  due 11/15/08+                     90,000         92,925
MetroNet Communications
  Corp., Zero Coupon, Step-up,
  due 11/01/07+                     25,000         19,625


+Non-income producing security.

                       See notes to financial statements.


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                           HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

   SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)--CONTINUED

-----------------------------------------------------------
CORPORATE BONDS--CONTINUED
-----------------------------------------------------------
                                  Principal       Market
Company                             Value         Value
-----------------------------------------------------------
TELECOMMUNICATIONS-CONTINUED
MetroNet Communications
  Corp., Zero Coupon, Step-up,
  due 06/15/08+                   $145,000     $   107,300
Millicom International Cellular,
  Zero Coupon, Step-up,
  due 06/01/06+                    115,000          85,100
NEXTLINK Communications,
  Inc., 9.625%, due 10/01/07        30,000          29,325
NEXTLINK Communications,
  Inc., 10.750%, due 06/01/09+      95,000          97,850
NTL, Inc., Series B,
  Zero Coupon, Step-up,
  due 04/01/08+                    155,000         106,950
Nextel Communications, Inc.,
  Zero Coupon, Step-up,
  due 10/31/07+                     50,000          35,125
Nextel Communications, Inc.,
  Zero Coupon, Step-up,
  due 02/15/08+                    110,000          75,900
Nextel International, Inc.,
  Zero Coupon, Step-up,
  due 04/15/08+                     70,000          35,350
Qwest Communications
  International, Inc.,
  Zero Coupon, Step-up,
  due 10/15/07+                     45,000          35,325
Qwest Communications
  International, Inc., 7.250%,
  due 11/01/08+                     50,000          49,250
Rural Cellular Corp., Series B,
  9.625%, due 05/15/08              65,000          65,650
Triton PCS, Inc., Zero Coupon,
  Step-up, due 05/01/08+           110,000          71,225
Versatel Telecom, BV,
  13.250%, due 05/15/08             80,000          83,200
Viatel, Inc., Zero Coupon,
  Step-up, due 04/15/08+            85,000          54,825

-----------------------------------------------------------
CORPORATE BONDS--CONTINUED
-----------------------------------------------------------
                                  Principal       Market
Company                             Value          Value
-----------------------------------------------------------
TELECOMMUNICATIONS-CONTINUED
Viatel, Inc., 11.250%,
  due 04/15/08                   $  55,000    $     56,375
Western Wireless Corp.,
  10.500%, due 02/01/07             50,000          53,250
                                              -------------
                                                 2,403,669
                                              -------------

TELECOMMUNICATIONS EQUIPMENT-2.60%
DTI Holdings, Inc., Series B,
  Zero Coupon, Step-up,
  due 03/01/08+                     65,000          24,375
Energis, PLC, Series 144A,
  9.750%, due 06/15/09+             55,000          55,963
L-3 Communications Corp.,
  Series B, 10.375%,
  due 05/01/07                      85,000          89,356
NorthEast Optic Network, Inc.,
  12.750%, due 08/15/08             25,000          26,000
Pagemart Wireless, Inc.,
  Zero Coupon, Step-up,
  due 02/01/08+                     45,000          18,225
Spectrasite Holdings, Inc.,
  Series 144A, Zero Coupon,
  Step-up, due 07/15/08+            25,000          15,875
Spectrasite Holdings, Inc.,
  Series 144A, Zero Coupon,
  Step-up, due 04/15/09+            75,000          42,375
                                              -------------
                                                   272,169
                                              -------------

TEXTILES & APPAREL-0.74%
Galey & Lord, Inc., 9.125%,
  due 03/01/08                      35,000          23,100
J Crew Operating Corp.,
  10.375%, due 10/15/07             55,000          54,175
                                              -------------
                                                    77,275
                                              -------------

TRANSPORTATION-0.51%
Johnstown America
  Industries, Inc., 11.750%,
  due 08/15/05                      25,000          26,625


+Non-income producing security.

                      See notes to financial statements.


--------------------------------------------------------------------------------
94

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                           HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

   SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)--CONTINUED

-----------------------------------------------------------
CORPORATE BONDS--CONTINUED
-----------------------------------------------------------
                                  Principal       Market
Company                             Value         Value
-----------------------------------------------------------
TRANSPORTATION-CONTINUED
Johnstown America
  Industries, Inc., Series C,
  11.750%, due 08/15/05          $  25,000    $    26,625
                                              -------------
                                                   53,250
                                              -------------

UTILITIES - ELECTRIC & GAS-0.38%
International Utility
  Structures, Inc., 10.750%,
  due 02/01/08                      40,000         40,300
                                              -------------
                                                   40,300
                                              -------------

  TOTAL CORPORATE BONDS
  (Cost $9,977,387)                             9,601,425
                                              -------------

-----------------------------------------------------------
SHORT-TERM OBLIGATIONS--5.01%
-----------------------------------------------------------
                                  Principal       Market
Company                             Value          Value
-----------------------------------------------------------
GOVERNMENT AGENCY-5.01%
Federal Home Loan Mortgage
  Corp., 4.600%, due 07/01/99     $525,000     $   525,000
                                               ------------

  TOTAL SHORT-TERM
  OBLIGATIONS (Cost $525,000)                      525,000
                                               ------------

-----------------------------------------------------------
RIGHTS AND WARRANTS--0.13%
-----------------------------------------------------------
                                                  Market
Company                            Shares          Value
-----------------------------------------------------------
TELECOMMUNICATIONS-0.13%
Allegiance Telecom, Inc.,
Warrants, exp. 02/03/08+               100     $     5,713
American Mobile Satellite Corp.,
  Warrants, exp. 04/01/08+              35           1,404
Jazztel, PLC, Warrants,
  exp. 04/01/09+                       175           2,734
Versatel Telecom, BV, Warrants,
  exp. 05/15/08+                        80           4,010
                                               ------------
                                                    13,861
                                               ------------
TELECOMMUNICATIONS EQUIPMENT 0.00%
DTI Holdings, Inc., Warrants,
  exp. 03/01/08+                       325              39
                                               ------------
                                                        39
                                               ------------

  TOTAL RIGHTS AND
  WARRANTS (Cost $300)                              13,900
                                               ------------

  TOTAL INVESTMENTS
  (Cost $10,690,303)                98.93%      10,363,469
Other assets, less liabilities       1.07          111,704
                                   -------     ------------
  TOTAL NET ASSETS                 100.00%     $10,475,173
                                   -------     ------------
                                   -------     ------------


+Non-income producing security.

                       See notes to financial statements.


--------------------------------------------------------------------------------

                      [This page intentionally left blank]

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                             MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

"WE EXPECT FLAT TO SLIGHTLY HIGHER SHORT-TERM INTEREST RATES OVER THE NEXT SEVERAL MONTHS."

                                       --Jean O. Alessandro, Portfolio Manager--

--------------------------------------------------------------------------------

                                 INCEPTION DATE
                                 August 1, 1985

       ------------------------------------------------------------------

                                  FUND MANAGER
                    Massachusetts Financial Services Company

       ------------------------------------------------------------------

                        INVESTMENT OBJECTIVE AND STRATEGY
                 To achieve the highest possible current income,
                   consistent with preservation of capital and
                            maintenance of liquidity.

       ------------------------------------------------------------------

                            NET ASSETS AS OF 6/30/99
                                   $34,673,246

       ------------------------------------------------------------------

                               NUMBER OF HOLDINGS
                                       31

       ------------------------------------------------------------------

                        DOLLAR WEIGHTED AVERAGE MATURITY
                                    29.8 days

                             -----------------------
                                 IN THIS SECTION
                             -----------------------

                                 Portfolio Facts

                                    Portfolio
                                   Composition

                              Financial Highlights

                                   Schedule of
                              Portfolio Investments

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               JEAN O. ALESSANDRO

- Joined MFS in 1986

- Assistant Vice President of MFS Investment Management

- Bachelors degree from the University of Connecticut


--------------------------------------------------------------------------------
                                                                              97

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                             MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

        % of Portfolio++
Short-term Obligations        99.71%
Cash                           0.29%

            PORTFOLIO QUALITY

--------------------------------------------
                         PERCENT OF
RATING                   PORTFOLIO++
--------------------------------------------
AAA                      100.00%

++ Represents on market value of
   investments plus cash.

AN INVESTMENT THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.


     The Portfolio seeks as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing in short-term money market securities issued or guaranteed by the U.S. Treasury, its agencies, or instrumentalities of the U.S. government, as well as in the highest-quality corporate and bank issues, in order to minimize credit risk. As of June 30, 1999, the Portfolio had assets of approximately $34.7 million. The average maturity of the Portfolio was 30 days.

     We expect flat to slightly higher short-term interest rates over the next several months.

     Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


--------------------------------------------------------------------------------
98

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                             MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


FINANCIAL HIGHLIGHTS
                                         (UNAUDITED)
                                         SIX MONTHS
                                            ENDED         YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED
                                            JUNE           DECEMBER      DECEMBER       DECEMBER       DECEMBER      DECEMBER
                                          30, 1999         31, 1998      31, 1997       31, 1996       31, 1995      31, 1994

  Net asset value, beginning of period   $   10.37    $     10.23      $   10.25    $    10.27     $    10.25     $   10.26

  INCOME FROM INVESTMENT OPERATIONS
   Net investment income                      0.21           0.35           0.52          0.50           0.50          0.35
   Net gains and losses on securities
     (both realized and unrealized)           0.01           0.14          (0.02)        (0.02)          0.02         (0.01)
                                         ---------    -----------      ---------    ----------     ----------     ---------

   Total from investment operations           0.22           0.49           0.50          0.48           0.52          0.34

  LESS DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income                     (0.35)         (0.52)        (0.50)         (0.50)        (0.35)
   Dividends in excess of net
     investment income
   Distributions from capital gains
   Distributions in excess of capital
     gains
   Returns of capital
                                         ---------    -----------      ---------    ----------     ----------     ---------

   Total distributions                        0.00          (0.35)         (0.52)        (0.50)         (0.50)        (0.35)


  Net asset value, end of period         $   10.59    $     10.37      $   10.23    $    10.25     $    10.27     $   10.25
                                         ---------    -----------      ---------    ----------     ----------     ---------
                                         ---------    -----------      ---------    ----------     ----------     ---------

  Total Return (A)                            2.14%          4.86%          4.86%         4.65%          5.06%         3.28%

  Ratios to Average Net Assets:

    Expenses                                  0.60%          0.64%          0.60%         0.62%          0.63%         0.65%
    Net investment income                     4.25%          4.74%          4.74%         4.54%          4.89%         3.31%

  Portfolio Turnover Rate (B)                  N/A            N/A            N/A           N/A            N/A           N/A

  Net Assets, At End of Period         $34,673,246    $24,416,645     $9,435,454    $7,896,257     $8,312,676    $7,680,485



(A)Total return assumes reinvestment of all dividends during the period and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return figures for periods of less than one year have not been annualized.

(B)There were no purchases and/or sales of securities other than short term obligations during the period. Therefore, the portfolio turnover rate has not been calculated.


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                             MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

       SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
   SHORT-TERM OBLIGATIONS-99.47%
--------------------------------------------------------------------------------
                                  Principal       Market
Company                             Value         Value
--------------------------------------------------------------------------------
  GOVERNMENT AGENCY-99.47%
  Federal Agricultural
    Mortgage Corp., 4.720%,
    due 07/01/99                 $ 1,700,000    $  1,700,000
  Federal Agricultural
    Mortgage Corp., 4.890%,
     due 08/20/99                  1,800,000       1,787,775
  Federal Farm Credit Bank,
     4.720%, due 07/12/99          1,000,000         998,558
  Federal Farm Credit Bank,
    4.770%, due 07/14/99           1,200,000       1,197,933
  Federal Farm Credit Bank,
    4.830%, due 08/03/99           1,600,000       1,592,916
  Federal Farm Credit Bank,
    4.700%, due 08/06/99             950,000         945,535
  Federal Farm Credit Bank,
     4.820%, due 08/19/99            900,000         894,095
  Federal Home Loan Bank,
    4.670%, due 07/02/99           1,000,000         999,870
  Federal Home Loan Bank,
    4.770%, due 07/07/99             500,000         499,603
  Federal Home Loan Bank,
    4.710%, due 07/16/99           1,000,000         998,037
  Federal Home Loan Bank,
    4.700%, due 07/21/99           1,500,000       1,496,083
  Federal Home Loan Bank,
    5.010%, due 07/28/99           1,000,000         996,243
  Federal Home Loan Bank,
    4.780%, due 07/30/99           1,000,000         996,149
  Federal Home Loan Bank,
    4.930%, due 08/25/99             900,000         893,221
  Federal Home Loan
    Mortgage Corp., 4.710%,
    due 07/06/99                   1,148,000       1,147,249
  Federal Home Loan
    Mortgage Corp., 4.790%,
    due 08/02/99                   1,000,000         995,742

--------------------------------------------------------------------------------
   SHORT-TERM OBLIGATIONS-CONTINUED
--------------------------------------------------------------------------------
                                  Principal       Market
Company                             Value         Value
--------------------------------------------------------------------------------
  GOVERNMENT AGENCY-CONTINUED
  Federal Home Loan
    Mortgage Corp., 5.050%,
    due 08/10/99                $    850,000   $     845,231
  Federal Home Loan
    Mortgage Corp., 4.950%,
    due 08/16/99                     800,000         794,940
  Federal Home Loan
    Mortgage Corp., 4.790%,
    due 08/19/99                   1,000,000         993,480
  Federal Home Loan
    Mortgage Corp., 4.731%,
    due 08/27/99                   1,000,000         992,509
  Federal Home Loan
    Mortgage Corp., 4.892%,
    due 09/02/99                     900,000         892,377
  Federal Home Loan
    Mortgage Corp., 4.967%,
    due 09/03/99                   1,000,000         991,396
  Federal National Mortgage
    Association, 4.720%,
    due 07/09/99                   1,500,000       1,498,427
  Federal National Mortgage
    Association, 4.670%,
    due 07/15/99                   1,200,000       1,197,821
  Federal National Mortgage
    Association, 4.800%,
    due 07/19/99                   1,525,000       1,521,340
  Federal National Mortgage
    Association, 4.780%,
    due 07/20/99                   1,200,000       1,196,916
  Federal National Mortgage
    Association, 4.720%,
    due 07/23/99                   1,500,000       1,495,674
  Federal National Mortgage
    Association, 4.850%,
    due 08/04/99                   1,000,000         995,420
  Federal National Mortgage
    Association, 4.810%,
    due 08/13/99                   1,000,000         994,255

                       See notes to financial statements.
--------------------------------------------------------------------------------
100

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                             MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

   SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1999 (UNAUDITED)-CONTINUED

--------------------------------------------------------------------------------
   SHORT-TERM OBLIGATIONS-CONTINUED
--------------------------------------------------------------------------------
                                  Principal       Market
Company                             Value         Value
--------------------------------------------------------------------------------
  GOVERNMENT AGENCY-CONTINUED
  Federal National Mortgage
    Association, 4.790%,
    due 08/24/99                  $1,000,000   $     992,815
  Tennessee Valley Authority,
    4.800%, due 07/22/99             950,000         947,340
                                               -------------

    TOTAL SHORT-TERM
    OBLIGATIONS
    (Cost $34,488,642)                            34,488,950
                                               -------------

    TOTAL INVESTMENTS
    (Cost $34,488,642)                99.47%      34,488,950
  Other assets, less liabilities       0.53          184,296
                                               -------------

    TOTAL NET ASSETS                 100.00%     $34,673,246
                                               -------------
                                               -------------


               See notes to financial statements.


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

JUNE 30, 1999 (UNAUDITED)
                                                          INTERNATIONAL     WORLD       GLOBAL HARD     EMERGING
                                                              EQUITY     GROWTH STOCK      ASSETS        GROWTH
                                                            PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
  ASSETS

  Investments, at cost-see accompanying portfolios         $20,538,717   $ 97,928,067   $ 4,567,289   $ 82,027,625
                                                           -----------   ------------   -----------   ------------
                                                           -----------   ------------   -----------   ------------

   Investments, at market value (Notes B and C)            $23,045,153   $122,638,514   $ 4,838,123   $112,702,862
   Cash                                                      1,808,332      3,373,968       185,805        433,847
   Accrued investment income                                    71,236        636,801        16,441         28,089
   Receivable for portfolio securities sold                    174,949         28,955       408,965      1,512,184
   Other assets                                                                               3,367
                                                           -----------   ------------   -----------   ------------
      TOTAL ASSETS                                          25,099,670    126,678,238     5,452,701    114,676,982

  LIABILITIES

   Payable for portfolio securities purchased                  483,303                      240,101      2,258,228
   Payable for foreign forward contracts                        13,624                                          19
   Accrued investment advisory fees (Note D)                    17,488         87,328         3,526         76,803
   Accrued expenses                                             10,092         16,423         3,027         15,237
   Other liabilities                                                                          3,367
                                                           -----------   ------------   -----------   ------------
      TOTAL LIABILITIES                                        524,507        103,751       250,021      2,350,287


  NET ASSETS                                               $24,575,163   $126,574,487    $5,202,680   $112,326,695
                                                           -----------   ------------   -----------   ------------
                                                           -----------   ------------   -----------   ------------

  NET ASSETS CONSIST OF:

   Par value                                               $    18,838   $     52,301   $     5,805   $     43,468
   Capital paid in                                          21,333,340    101,352,355     8,716,887     71,330,957
   Accumulated undistributed net investment
     income (loss)                                                 477        978,897        42,197       (209,364)
   Accumulated undistributed net realized gain (loss)
     on investments                                            731,278       (500,222)   (3,833,487)    10,486,603
   Net unrealized gain (loss) on investments and
     translation of assets and liabilities in foreign
     currency (Note C)                                       2,491,230     24,691,156       271,278     30,675,031
                                                           -----------   ------------   -----------   ------------

  NET ASSETS                                               $24,575,163   $126,574,487   $ 5,202,680   $112,326,695
                                                           -----------   ------------   -----------   ------------
                                                           -----------   ------------   -----------   ------------

  Shares of common stock outstanding ($0.01 par
    value, 1,000,000,000 shares authorized)                  1,883,761      5,230,062       580,510      4,346,756
                                                           -----------   ------------   -----------   ------------
                                                           -----------   ------------   -----------   ------------

  Net asset value, offering and redemption
    price per share                                        $     13.05   $      24.20   $      8.96   $      25.84
                                                           -----------   ------------   -----------   ------------
                                                           -----------   ------------   -----------   ------------


                                              See notes to financial statements.

-------------------------------------------------------------------------------
102

   JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                             CAPITAL         SMALL                    GROWTH AND
                                                             GROWTH         COMPANY       GROWTH        INCOME
                                                            PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
  ASSETS

  Investments, at cost-see accompanying portfolios         $160,988,568   $74,605,482   $14,224,105   $59,162,048
                                                           ------------   -----------   -----------   -----------
                                                           ------------   -----------   -----------   -----------

   Investments, at market value (Notes B and C)            $259,433,174   $76,214,479   $17,037,684   $70,033,500
   Cash                                                      14,144,280     5,810,203     1,303,804     9,155,418
   Accrued investment income                                    118,022        30,789         7,386       132,148
   Receivable for portfolio securities sold                                                 429,728       255,738
   Other assets
                                                           ------------   -----------   -----------   -----------
      TOTAL ASSETS                                          273,695,476    82,055,471    18,778,602    79,576,804

  LIABILITIES

   Payable for portfolio securities purchased                 4,754,360       347,256       307,184       496,077
   Payable for foreign forward contracts
   Accrued investment advisory fees (Note D)                    211,541        53,259        11,524        52,218
   Accrued expenses                                              27,521        17,163         4,944         9,130
   Other liabilities
                                                           ------------   -----------   -----------   -----------
      TOTAL LIABILITIES                                       4,993,422       417,678       323,652       557,425


  NET ASSETS                                               $268,702,054   $81,637,793   $18,454,950   $79,019,379
                                                           ------------   -----------   -----------   -----------
                                                           ------------   -----------   -----------   -----------

  NET ASSETS CONSIST OF:

   Par value                                               $     86,462   $    52,122   $    12,364   $    36,232
   Capital paid in                                          170,881,326    85,896,615    14,134,262    61,220,013
   Accumulated undistributed net investment
     income (loss)                                             (406,966)      244,335       (41,615)      318,505
   Accumulated undistributed net realized gain (loss)
     on investments                                            (303,091)   (6,164,276)    1,536,360     6,573,177
   Net unrealized gain (loss) on investments and
     translation of assets and liabilities in foreign
     currency (Note C)                                       98,444,323     1,608,997     2,813,579    10,871,452
                                                           ------------   -----------   -----------   -----------

  NET ASSETS                                               $268,702,054   $81,637,793   $18,454,950   $79,019,379
                                                           ------------   -----------   -----------   -----------
                                                           ------------   -----------   -----------   -----------

  Shares of common stock outstanding ($0.01 par
    value, 1,000,000,000 shares authorized)                   8,646,244     5,212,140     1,236,400     3,623,252
                                                           ------------   -----------   -----------   -----------
                                                           ------------   -----------   -----------   -----------

  Net asset value, offering and redemption
    price per share                                        $      31.08   $     15.66   $     14.93   $     21.81
                                                           ------------   -----------   -----------   -----------
                                                           ------------   -----------   -----------   -----------


                                                                          HIGH YIELD      MONEY
                                                            BALANCED        BOND         MARKET
                                                            PORTFOLIO     PORTFOLIO     PORTFOLIO
  ASSETS

  Investments, at cost-see accompanying portfolios         $42,381,267   $10,690,303   $34,488,642
                                                           -----------   -----------   -----------
                                                           -----------   -----------   -----------

   Investments, at market value (Notes B and C)            $43,700,460   $10,363,469   $34,488,950
   Cash                                                        935,704        48,273        99,028
   Accrued investment income                                   402,115       197,441           459
   Receivable for portfolio securities sold                                  652,901     1,100,000
   Other assets
                                                           -----------   -----------   -----------
      TOTAL ASSETS                                          45,038,279    11,262,084    35,688,437

  LIABILITIES

   Payable for portfolio securities purchased                  200,171       775,884       996,103
   Payable for foreign forward contracts                           470            28
   Accrued investment advisory fees (Note D)                    32,679         6,854        15,490
   Accrued expenses                                              6,106         4,145         3,598
   Other liabilities
                                                           -----------   -----------   -----------
      TOTAL LIABILITIES                                        239,426       786,911     1,015,191


  NET ASSETS                                               $44,798,853   $10,475,173   $34,673,246
                                                           -----------   -----------   -----------
                                                           -----------   -----------   -----------

  NET ASSETS CONSIST OF:

   Par value                                               $    33,154   $    10,640   $    32,727
   Capital paid in                                          39,303,397    10,734,224    33,967,288
   Accumulated undistributed net investment
     income (loss)                                             394,609       356,922       674,135
   Accumulated undistributed net realized gain (loss)
     on investments                                          3,748,663      (299,779)       (1,212)
   Net unrealized gain (loss) on investments and
     translation of assets and liabilities in foreign
     currency (Note C)                                       1,319,030      (326,834)          308
                                                           -----------   -----------   -----------

  NET ASSETS                                               $44,798,853   $10,475,173   $34,673,246
                                                           -----------   -----------   -----------
                                                           -----------   -----------   -----------

  Shares of common stock outstanding ($0.01 par
    value, 1,000,000,000 shares authorized)                  3,315,420     1,063,943     3,272,716
                                                           -----------   -----------   -----------
                                                           -----------   -----------   -----------

  Net asset value, offering and redemption
    price per share                                        $     13.51   $      9.85   $     10.59
                                                           -----------   -----------   -----------
                                                           -----------   -----------   -----------



-------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                 INTERNATIONAL      WORLD        GLOBAL HARD    EMERGING
                                                    EQUITY      GROWTH STOCK       ASSETS        GROWTH
                                                   PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO
INVESTMENT INCOME

Income:
 Interest                                    $     16,032    $     53,690    $     14,465    $    166,115
 Dividends                                        176,935       2,078,118          69,418         100,742
 Foreign taxes withheld                           (13,957)       (125,124)         (1,803)         (2,151)
                                             ------------    ------------    ------------    ------------

   Total investment income                        179,010       2,006,684          82,080         264,706
                                             ------------    ------------    ------------    ------------


Expenses:
 Advisory fees (Note D)                            97,872         447,424          18,264         404,426
 Custodian fees                                    22,804          26,233           9,218          22,796
 Shareholder reports                                4,788          29,085           1,188          24,548
 Professional fees                                  1,849          11,372             465           9,628
 Insurance expense                                    134             824              33             697
 Directors fees                                       307           1,881              77           1,592
 Security valuation                                 3,916           6,826           2,605           6,788
 Miscellaneous expenses                               666           4,107             167           3,477
                                             ------------    ------------    ------------    ------------


   Total expenses                                 132,336         527,752          32,017         473,952
                                             ------------    ------------    ------------    ------------

   Net investment income (loss)                    46,674       1,478,932          50,063        (209,246)
                                             ------------    ------------    ------------    ------------


REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY

 Net realized gain (loss) on investments          792,680        (500,222)       (103,576)     11,106,359
 Net realized gain (loss) from foreign
   currency transactions                          (46,197)        (38,082)         (6,528)            (97)

 Net unrealized gain (loss) on investments        540,222      13,003,100         917,456       1,060,069
 Net unrealized gain (loss) on translation
   of assets and liabilities in
   foreign currency                                26,174         (25,113)            791            (187)
                                             ------------    ------------    ------------    ------------


   Net realized and unrealized
     gain (loss) on investments
     and foreign currency                       1,312,879      12,439,683         808,143      12,166,144
                                             ------------    ------------    ------------    ------------

 Net increase (decrease) in net assets
   resulting from operations                 $  1,359,553    $ 13,918,615    $    858,206    $ 11,956,898
                                             ------------    ------------    ------------    ------------
                                             ------------    ------------    ------------    ------------


                      See notes to financial statements.


--------------------------------------------------------------------------------
104

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                                                CAPITAL           SMALL                        GROWTH AND
                                                GROWTH           COMPANY         GROWTH          INCOME
                                               PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
INVESTMENT INCOME

Income:
 Interest                                   $    180,070    $    110,136    $     16,891    $    119,460
 Dividends                                       664,560         375,104          12,092         507,455
 Foreign taxes withheld                          (10,069)                                        (12,242)
                                            ------------    ------------    ------------    ------------

   Total investment income                       834,561         485,240          28,983         614,673
                                            ------------    ------------    ------------    ------------


Expenses:
 Advisory fees (Note D)                        1,145,747         296,673          53,171         262,949
 Custodian fees                                    1,924           6,091           9,298           5,033
 Shareholder reports                              57,210          25,143           3,467          17,093
 Professional fees                                22,334           7,572           1,340           6,667
 Insurance expense                                 1,618             548              97             483
 Directors fees                                    3,692           1,251             219           1,102
 Security valuation                                  934           1,820           2,524           2,040
 Miscellaneous expenses                            8,068           2,734             482           2,407
                                            ------------    ------------    ------------    ------------


   Total expenses                              1,241,527         341,832          70,598         297,774
                                            ------------    ------------    ------------    ------------

   Net investment income (loss)                 (406,966)        143,408         (41,615)        316,899
                                            ------------    ------------    ------------    ------------


REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY

 Net realized gain (loss) on investments        (204,510)     (6,163,313)      1,632,811       6,596,635
 Net realized gain (loss) from foreign
   currency transactions

 Net unrealized gain (loss) on investments    32,586,754       5,073,520         413,543       3,279,171
 Net unrealized gain (loss) on translation
   of assets and liabilities in
   foreign currency                                 (357)
                                            ------------    ------------    ------------    ------------


   Net realized and unrealized
     gain (loss) on investments
     and foreign currency                     32,381,887      (1,089,793)      2,046,354       9,875,806
                                            ------------    ------------    ------------    ------------

 Net increase (decrease) in net assets
   resulting from operations                $ 31,974,921    $   (946,385)   $  2,004,739    $ 10,192,705
                                            ------------    ------------    ------------    ------------
                                            ------------    ------------    ------------    ------------


                                                               HIGH YIELD        MONEY
                                                 BALANCED         BOND           MARKET
                                                 PORTFOLIO      PORTFOLIO       PORTFOLIO
INVESTMENT INCOME

Income:
 Interest                                    $    450,097    $    408,550    $    769,687
 Dividends                                        134,424           4,891
 Foreign taxes withheld                            (2,037)
                                             ------------    ------------    ------------

   Total investment income                        582,484         413,441         769,687
                                             ------------    ------------    ------------


Expenses:
 Advisory fees (Note D)                           158,969          36,279          79,313
 Custodian fees                                     9,062           6,129           2,028
 Shareholder reports                                9,846           2,353           7,705
 Professional fees                                  3,848             921           3,009
 Insurance expense                                    280              67             218
 Directors fees                                       635             154             496
 Security valuation                                 3,806          10,257           1,695
 Miscellaneous expenses                             1,393             332           1,088
                                             ------------    ------------    ------------


   Total expenses                                 187,839          56,492          95,552
                                             ------------    ------------    ------------

   Net investment income (loss)                   394,645         356,949         674,135
                                             ------------    ------------    ------------


REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY

 Net realized gain (loss) on investments        4,034,013        (113,695)           (321)
 Net realized gain (loss) from foreign
   currency transactions                            6,834             (27)

 Net unrealized gain (loss) on investments     (1,077,342)         93,311           2,870
 Net unrealized gain (loss) on translation
   of assets and liabilities in
   foreign currency                                (7,033)
                                             ------------    ------------    ------------


   Net realized and unrealized
     gain (loss) on investments
     and foreign currency                       2,956,472         (20,411)          2,549
                                             ------------    ------------    ------------

 Net increase (decrease) in net assets
   resulting from operations                 $  3,351,117    $    336,538    $    676,684
                                             ------------    ------------    ------------
                                             ------------    ------------    ------------


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                INTERNATIONAL                    WORLD                          GLOBAL
                                                   EQUITY                     GROWTH STOCK                    HARD ASSETS
                                                  PORTFOLIO                     PORTFOLIO                      PORTFOLIO
                                      -----------------------------   ----------------------------    ------------------------------
                                          (UNAUDITED)      YEAR         (UNAUDITED)        YEAR        (UNAUDITED)        YEAR
                                          SIX MONTHS      ENDED          SIX MONTHS       ENDED         SIX MONTHS       ENDED
                                          ENDED JUNE     DECEMBER        ENDED JUNE      DECEMBER       ENDED JUNE      DECEMBER
                                           30, 1999      31, 1998         30, 1999       31, 1998        30, 1999       31, 1998
INCREASE(DECREASE) IN NET ASSETS:

   Net investment income (loss)        $     46,674    $      3,547    $  1,478,932    $  2,975,735    $     50,063    $    104,164
   Net realized gain (loss) on
     security transactions                  792,680          89,758        (500,222)      8,469,883        (103,576)     (3,440,007)
   Net realized gain (loss) from
     foreign currency transactions          (46,197)       (156,658)        (38,082)       (175,497)         (6,528)        (10,261)

   Net unrealized gain (loss)
     on investments                         540,222       1,966,214      13,003,100      (7,851,427)        917,456       2,712,585
   Net unrealized gain (loss) on
     translation of assets and
     liabilities in foreign currencies       26,174         (41,380)        (25,113)         12,664             791            (347)
                                       ------------    ------------    ------------    ------------    ------------     -----------
   Net increase in net
     assets resulting
     from operations                      1,359,553       1,861,481      13,918,615       3,431,358         858,206        (633,866)

Distribution to shareholders
   from net investment income                                              (369,547)     (2,384,505)         (5,738)        (72,099)

Distribution to shareholders
   from capital gains                                       (56,828)     (1,361,644)     (8,089,550)

Distribution to shareholders in
   excess of capital gains

Increase in net assets
   derived from shareholder
   transactions (Note E)                  6,639,329      14,771,618       3,489,760      12,372,497          16,549        (165,026)
                                       ------------    ------------    ------------    ------------    ------------     -----------


Net increase in net assets                7,998,882      16,576,271      15,677,184       5,329,800         869,017        (870,991)
Net Assets:
   Beginning of period                   16,576,281              10     110,897,303     105,567,503       4,333,663       5,204,654
                                       ------------    ------------    ------------    ------------    ------------     -----------


   End of period                       $ 24,575,163    $ 16,576,281    $126,574,487    $110,897,303    $  5,202,680    $  4,333,663
                                       ------------    ------------    ------------    ------------    ------------     -----------
                                       ------------    ------------    ------------    ------------    ------------     -----------

Undistributed net investment
   income (loss)                       $        477    $          0       $978,897     $    (92,406)   $     42,197    $     (4,400)
                                       ------------    ------------    ------------    ------------    ------------     -----------
                                       ------------    ------------    ------------    ------------    ------------     -----------



                      See notes to financial statements


--------------------------------------------------------------------------------
106

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                 EMERGING                        CAPITAL                          SMALL
                                                  GROWTH                         GROWTH                          COMPANY
                                                 PORTFOLIO                      PORTFOLIO                       PORTFOLIO
                                      -----------------------------   ------------------------------  ------------------------------
                                         (UNAUDITED)        YEAR         (UNAUDITED)       YEAR         (UNAUDITED)        YEAR
                                         SIX MONTHS         ENDED        SIX MONTHS       ENDED         SIX MONTHS        ENDED
                                         ENDED JUNE       DECEMBER       ENDED JUNE      DECEMBER       ENDED JUNE       DECEMBER
                                          30, 1999        31, 1998        30, 1999       31, 1998        30, 1999        31, 1998
INCREASE(DECREASE) IN NET ASSETS:

   Net investment income (loss)       $    (209,246)  $    (445,035)  $    (406,966)  $    (629,314)  $     143,408   $   1,082,537
   Net realized gain (loss) on
     security transactions               11,106,359         258,669        (204,510)     16,589,924      (6,163,313)      8,755,432
   Net realized gain (loss) from
     foreign currency transactions              (97)         (3,643)                           (266)

   Net unrealized gain (loss)
     on investments                       1,060,069      22,327,253      32,586,754      37,765,178       5,073,520     (20,518,258)
   Net unrealized gain (loss) on
     translation of assets and
     liabilities in foreign currencies         (187)            (19)           (357)            112
                                      -------------   -------------   -------------   -------------   -------------    ------------
   Net increase in net
     assets resulting
     from operations                     11,956,898      22,137,225      31,974,921      53,725,634        (946,385)    (10,680,289)

Distribution to shareholders
   from net investment income                                                                              (104,318)       (902,706)

Distribution to shareholders
   from capital gains                                      (258,669)     (6,500,203)     10,537,442      (1,941,991)     (7,789,869)

Distribution to shareholders in
   excess of capital gains                                 (422,623)

Increase in net assets
   derived from shareholder
   transactions (Note E)                  4,574,420      18,110,269      45,224,885      30,690,264       6,286,839      16,211,405
                                      -------------   -------------   -------------   -------------  --------------   -------------


Net increase in net assets               16,531,318      39,566,202      70,699,603      73,878,456       3,294,145      (3,161,459)
Net Assets:
   Beginning of period                   95,795,377      56,229,175     198,002,451     124,123,995      78,343,648      81,505,107
                                      -------------   -------------   -------------   -------------  --------------   -------------


   End of period                      $ 112,326,695   $  95,795,377   $ 268,702,054   $ 198,002,451   $  81,637,793   $  78,343,648
                                      -------------   -------------   -------------   -------------  --------------   -------------
                                      -------------   -------------   -------------   -------------  --------------   -------------

Undistributed net investment
   income (loss)                      $    (209,364)  $         (21)  $    (406,966)  $           0   $     244,335   $     205,245
                                      -------------   -------------   -------------   -------------  --------------   -------------
                                      -------------   -------------   -------------   -------------  --------------   -------------



--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                    GROWTH
                                                   GROWTH                         AND INCOME
                                                  PORTFOLIO                        PORTFOLIO
                                        ----------------------------    ---------------------------
                                       (UNAUDITED)            YEAR        (UNAUDITED)       YEAR
                                       SIX MONTHS             ENDED       SIX MONTHS        ENDED
                                       ENDED JUNE           DECEMBER      ENDED JUNE      DECEMBER
                                        30, 1999            31, 1998       30, 1999       31, 1998
INCREASE(DECREASE) IN NET ASSETS:

   Net investment income (loss)         $    (41,615)   $    (39,937)   $    316,899   $    507,944
   Net realized gain (loss) on
    security transactions                  1,632,811         109,231       6,596,635        669,425
   Net realized gain (loss) from
    foreign currency transactions
   Net unrealized gain (loss)
    on investments                           413,543       2,400,036       3,279,171      5,278,331
   Net unrealized gain (loss) on
    translation of assets and
    liabilities in foreign currencies
                                        ------------    ------------    ------------   ------------

   Net increase in net assets
    resulting from operations              2,004,739       2,469,330      10,192,705      6,455,700

Distribution to shareholders
   from net investment income                                                              (507,944)

Distribution to shareholders
   from capital gains                       (165,744)                      (517,197)

Increase in net assets
   derived from shareholder
   transactions (Note E)                   5,072,213       9,074,402       4,034,341     19,683,698
                                        ------------    ------------    ------------   ------------



Net increase in net assets                 6,911,208      11,543,732      13,709,849     25,631,454

Net Assets:
   Beginning of period                    11,543,742              10      65,309,530     39,678,076
                                        ------------    ------------    ------------   ------------


   End of period                        $ 18,454,950    $ 11,543,742    $ 79,019,379   $ 65,309,530
                                        ------------    ------------    ------------   ------------
                                        ------------    ------------    ------------   ------------
Undistributed net investment
   income (loss)                        $    (41,615)   $    (39,937)   $    318,505   $      1,606
                                        ------------    ------------    ------------   ------------
                                        ------------    ------------    ------------   ------------


                      See notes to financial statements.


--------------------------------------------------------------------------------
108

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                 HIGH YIELD                         MONEY
                                                   BALANCED                         BOND                           MARKET
                                                   PORTFOLIO                      PORTFOLIO                       PORTFOLIO
                                       ----------------------------    ----------------------------    -----------------------------
                                          (UNAUDITED)       YEAR        (UNAUDITED)         YEAR         (UNAUDITED)       YEAR
                                          SIX MONTHS       ENDED         SIX MONTHS         ENDED        SIX MONTHS        ENDED
                                          ENDED JUNE      DECEMBER       ENDED JUNE        DECEMBER       ENDED JUNE      DECEMBER
                                           30, 1999       31, 1998        30, 1999         31, 1998        30, 1999       31, 1998
INCREASE(DECREASE) IN NET ASSETS:

   Net investment income (loss)        $    394,645    $    653,714    $    356,949    $    505,196    $    674,135    $    825,203
   Net realized gain (loss) on
    security transactions                 4,034,013       2,873,015        (113,695)       (186,084)           (321)             17
   Net realized gain (loss) from
    foreign currency transactions             6,834            (987)            (27)
   Net unrealized gain (loss)
    on investments                       (1,077,342)      1,776,147          93,311        (420,145)          2,870          (2,562)
   Net unrealized gain (loss) on
    translation of assets and
    liabilities in foreign currencies        (7,033)          6,870
                                       ------------    ------------    ------------    ------------    ------------    ------------


   Net increase in net assets
    resulting from operations             3,351,117       5,308,759         336,538        (101,033)        676,684         822,658

Distribution to shareholders
   from net investment income                (7,596)       (651,185)                       (505,196)                       (825,203)

Distribution to shareholders
   from capital gains                      (703,150)     (2,438,951)

Increase in net assets
   derived from shareholder
   transactions (Note E)                  7,044,728      10,257,554       2,169,792       8,575,062       9,579,917      14,983,736
                                       ------------    ------------    ------------    ------------    ------------    ------------



Net increase in net assets                9,685,099      12,476,177       2,506,330       7,968,833      10,256,601      14,981,191

Net Assets:
   Beginning of period                   35,113,754      22,637,577       7,968,843              10      24,416,645       9,435,454
                                       ------------    ------------    ------------    ------------    ------------    ------------


   End of period                       $ 44,798,853    $ 35,113,754    $ 10,475,173    $  7,968,843    $ 34,673,246    $ 24,416,645
                                       ------------    ------------    ------------    ------------    ------------    ------------
                                       ------------    ------------    ------------    ------------    ------------    ------------
Undistributed net investment
   income (loss)                       $    394,609    $        705    $    356,922    $          0    $    674,135    $          0
                                       ------------    ------------    ------------    ------------    ------------    ------------
                                       ------------    ------------    ------------    ------------    ------------    ------------




--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE A--ORGANIZATION

Jefferson Pilot Variable Fund, Inc. (the "Company") is a diversified open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Company was incorporated under the laws of the State of Maryland on October 19, 1984 for the purpose of funding Flexible Premium Variable Life Insurance Policies and variable annuity contracts issued by Jefferson Pilot Financial Insurance Company and its affiliates. The Company is composed of eleven separate portfolios (the "Portfolios"): the International Equity Portfolio, the World Growth Stock Portfolio, the Global Hard Assets Portfolio, the Emerging Growth Portfolio, the Capital Growth Portfolio, the Small Company Portfolio, the Growth Portfolio, the Growth and Income Portfolio, the Balanced Portfolio, the High Yield Bond Portfolio, and the Money Market Portfolio.

NOTE B--SIGNIFICANT ACCOUNTING POLICIES

VALUATION OF INVESTMENTS: Investment securities are valued at the closing sales price on the exchange on which such securities are principally traded; securities traded in the over-the-counter market and securities traded on a national exchange for which no sales took place on the day of valuation are valued at the mean of the bid and ask prices at the close of trading. Quotations for foreign securities are in United States dollars and, accordingly, unrealized gains and losses on these securities reflect all foreign exchange fluctuations. Restricted securities are valued at fair value as determined in good faith by the Board of Directors. Short-term debt instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

INVESTMENT SECURITY TRANSACTIONS: Investment security transactions are recorded as of the trade date, the date the order to buy or sell is executed. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders from ordinary income and net realized capital gains are declared and distributed at least once annually. Distributions to shareholders are recorded on the ex-dividend date.

The Company distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as dividends in excess of net investment income or accumulated net realized gains.

FOREIGN CURRENCY TRANSACTIONS: Certain Portfolios may engage in portfolio transactions that are denominated in foreign currency. All related receivables and payables are marked to market daily based on the most recent exchange rates listed at the close of the New York Stock Exchange.

The Portfolios do not isolate the portion of the operating results due to changes in foreign exchange rates on investments from the fluctuations arising from changes in the market value of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.


--------------------------------------------------------------------------------
110

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Reported net realized foreign currency gains and losses arise from the fluctuation of exchange rates between trade date and settlement date on security transactions and from the difference between accrual date and payment date on accrued investment income. Net unrealized foreign exchange gains and losses are related to the fluctuation of exchange rates on the payables and receivables for securities and accrued investment income at June 30, 1999.

The Portfolios may enter into forward foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified currency relative to the U.S. dollar. The market value of the contract will fluctuate with changes in the currency exchange rates. Contracts are valued daily and the change in the market values are recorded by the Portfolios as unrealized appreciation or depreciation of foreign currency translations. At June 30, 1999, the International Equity, Emerging Growth, Balanced, and High Yield Bond Portfolios had the following open forward foreign currency contracts:

---------------------------------------------------------------------------------------
                                                            U.S. DOLLAR   UNREALIZED
                      SETTLEMENT   CONTRACTS TO              VALUE AT    APPRECIATION
 SALES CONTRACTS         DATE         DELIVER    PROCEEDS    06/30/99   (DEPRECIATION)
---------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY PORTFOLIO
 Japanese yen          08/18/99    130,956,500  $1,084,550  $1,086,997       $(2,447)
                                                                             -------
                                                                             $(2,447)
                                                                             -------
                                                                             -------
 HIGH YIELD BOND PORTFOLIO
 Euro dollars          07/01/99         25,063      25,864      25,846       $    18
                                                                             -------
                                                                             $    18
                                                                             -------
                                                                             -------
---------------------------------------------------------------------------------------
                                                            U.S. DOLLAR    UNREALIZED
 PURCHASE              SETTLEMENT   CONTRACTS TO              VALUE AT    APPRECIATION
 CONTRACTS                DATE        RECEIVE       COST      06/30/99   (DEPRECIATION)
---------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY PORTFOLIO
 Euro dollars           07/01/99        93,287   $   97,046  $   96,202   $   (844)
 Great British pounds   07/01/99        81,402      128,746     128,314       (432)
 Japanese yen           08/18/99   129,241,057    1,084,550   1,074,649     (9,901)
                                                                          ---------
                                                                          $(11,177)
                                                                          ---------
                                                                          ---------
 EMERGING GROWTH PORTFOLIO
 Japanese yen           07/02/99     5,575,204       46,081      46,062   $    (19)
                                                                          ---------
                                                                          $    (19)
                                                                          ---------
                                                                          ---------
 BALANCED PORTFOLIO
 Great British pounds   07/01/99        22,897       36,362      36,091   $   (271)
 Great British pounds   07/02/99         8,423       13,391      13,277       (114)
 Great British pounds   07/05/99        10,021       15,885      15,797        (88)
 Great British pounds   07/06/99        13,234       20,858      20,861          3
                                                                          ---------
                                                                          $   (470)
                                                                          ---------
                                                                          ---------
 HIGH YIELD BOND PORTFOLIO
 Euro dollars           07/01/99        24,844       25,666      25,620   $    (46)
                                                                          ---------
                                                                          $    (46)
                                                                          ---------
                                                                          ---------


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing all of its ordinary income and net realized capital gains. Therefore, no Federal tax provision is required.

Foreign taxes withheld represents amounts withheld by foreign tax authorities, net of refunds recoverable.

NOTE C--INVESTMENTS

Net realized gains and losses on investment securities sold are determined by using the first-in, first-out method.

At June 30, 1999, gross unrealized gains and losses were as follows:

--------------------------------------------------------------------------------
                                    UNREALIZED      UNREALIZED     UNREALIZED
                                       GAINS          LOSSES       GAIN (LOSS)
--------------------------------------------------------------------------------
   International Equity Portfolio   $ 3,227,216    $  720,780    $ 2,506,436
   World Growth Stock Portfolio      31,431,181     6,720,734     24,710,447
   Global Hard Assets Portfolio         542,057       271,223        270,834
   Emerging Growth Portfolio         32,709,898     2,034,661     30,675,237
   Capital Growth Portfolio          98,508,503        63,897     98,444,606
   Small Company Portfolio            5,812,635     4,203,638      1,608,997
   Growth Portfolio                   2,947,328       133,749      2,813,579
   Growth and Income Portfolio       12,028,928     1,157,476     10,871,452
   Balanced Portfolio                 2,547,304     1,228,111      1,319,193
   High Yield Portfolio                 143,924       470,758       (326,834)
   Money Market Portfolio                   308             -            308

At June 30, 1999, the Global Hard Assets Portfolio had an unrealized foreign currency gain of $444. The International Equity, World Growth Stock, Emerging Growth, Capital Growth, and Balanced Portfolios had unrealized foreign currency losses of $15,206, $19,291, $206, $283 and $163, respectively.

At December 31, 1998, the following Portfolios had accumulated realized capital losses, for Federal income tax purposes, which are available to be used to offset future realized capital gains: the Global Hard Assets Portfolio had $3,580,229 of which $3,350,893 expires in 2006, and $229,336 expires in 2005;
High Yield Bond Portfolio had $128,147 which expires in 2006; Money Market Portfolio had $858 of which $400 expires in 2002, $391 expires in 2004, and $67 expires in 2005.

In addition, during the period from November 1, 1998 through December 31, 1998, the International Equity, Global Hard Assets, and Emerging Growth Portfolios incurred foreign currency losses of $38,592, $427, and $21, respectively. The Global Hard Assets, Emerging Growth, High Yield Bond, and Money Market Portfolios incurred capital losses of $128,614, $85,526, $55,941, and $33, respectively. These losses are treated for Federal income tax purposes as if they occurred on January 1, 1999. Accordingly, during 1998 these Portfolios may have made distributions, as required by Internal Revenue Code Regulations, in excess of amounts recognized for financial reporting purposes.


--------------------------------------------------------------------------------
112

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Purchases and sales of investment securities for the period ended June 30, 1999, other than short-term obligations, were as follows:

--------------------------------------------------------------------------------
                                                COST OF            PROCEEDS
                                              INVESTMENT             FROM
                                              SECURITIES          INVESTMENT
                                               PURCHASED        SECURITIES SOLD
--------------------------------------------------------------------------------
   International Equity Portfolio            $11,913,453         $ 6,196,326
   World Growth Stock Portfolio               18,482,235          18,510,008
   Global Hard Assets Portfolio                5,588,701           5,402,508
   Emerging Growth Portfolio                  72,233,571          74,806,151
   Capital Growth Portfolio                   68,378,737          29,203,199
   Small Company Portfolio                    88,750,543          93,063,674
   Growth Portfolio                           22,462,046          18,471,072
   Growth and Income Portfolio                33,347,727          32,601,366
   Balanced Portfolio                         75,740,720          72,045,189
   High Yield Portfolio                        3,786,161           2,334,809

NOTE D--INVESTMENT ADVISORY FEES AND MANAGEMENT AGREEMENT

The Company has entered into an investment management agreement with Jefferson Pilot Investment Advisory Corporation, "JPIA", a wholly-owned subsidiary of Jefferson-Pilot Corporation. Under the agreement, JPIA provides investment management and certain administrative services for the Company. JPIA has, in turn, retained Lombard Odier International Portfolio Management Limited to provide investment advisory services for the International Equity Portfolio; Templeton Global Advisors Limited to provide investment advisory services for the World Growth Stock Portfolio; Van Eck Associates Corporation to provide investment advisory services for the Global Hard Assets Portfolio; Lord, Abbett & Company to provide investment advisory services for the Small Company Portfolio; Strong Capital Management, Inc. to provide investment advisory services for the Growth Portfolio; Warburg Pincus Asset Management, Inc. to provide investment advisory services for the Growth and Income Portfolio; Janus Capital Corporation to provide investment advisory services for the Capital Growth and Balanced Portfolios; and Massachusetts Financial Services Company to provide investment advisory services for the Emerging Growth, High Yield Bond and Money Market Portfolios. For its investment management and administrative services, JPIA is paid an annual fee through a daily charge based on a percentage of the average daily net asset value of each Portfolio as shown below:

--------------------------------------------------------------------------------
                                    FIRST $200      NEXT $1.10     OVER $1.30
                                      MILLION         BILLION        BILLION
--------------------------------------------------------------------------------
   International Equity Portfolio    1.00%           1.00%          1.00%
   World Growth Stock Portfolio       .75%            .70%           .65%
   Global Hard Assets Portfolio       .75%            .70%           .65%
   Emerging Growth Portfolio          .80%            .75%           .70%
   Capital Growth Portfolio          1.00%            .95%           .90%
   Small Company Portfolio            .75%            .70%           .65%
   Growth Portfolio                   .75%            .75%           .75%
   Growth and Income Portfolio        .75%            .70%           .65%
   Balanced Portfolio                 .75%            .70%           .65%
   High Yield Bond Portfolio          .75%            .75%           .75%
   Money Market Portfolio             .50%            .45%           .40%


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE E--SHAREHOLDERS' TRANSACTIONS

Following is a summary of transactions with shareholders for each Portfolio.

INTERNATIONAL EQUITY PORTFOLIO
                                    FOR THE SIX MONTHS ENDED            YEAR ENDED
                                         JUNE 30, 1999               DECEMBER 31, 1998
                                  --------------------------------------------------------
                                     SHARES        DOLLARS         SHARES       DOLLARS
                                     ------        -------         ------       -------
Shares issued                         663,288    $ 8,415,285      1,388,935    $15,009,669
Shares issued as reinvestment
   of dividends                         4,687         56,828              -              -
Shares redeemed                      (151,372)    (1,832,784)       (21,778)      (238,051)
                                  -----------    -----------    -----------    -----------

     Net increase                     516,603    $ 6,639,329      1,367,157    $14,771,618
                                  -----------    -----------    -----------    -----------
                                  -----------    -----------    -----------    -----------

WORLD GROWTH STOCK PORTFOLIO

                               FOR THE SIX MONTHS ENDED               YEAR ENDED
                                     JUNE 30, 1999                 DECEMBER 31, 1998
                              ---------------------------------------------------------
                                SHARES        DOLLARS          SHARES         DOLLARS
                                ------        -------          ------         -------
Shares issued                  158,301    $  3,498,091         394,394     $  9,327,872
Shares issued as reinvestment
   of dividends                428,951       9,394,729         638,687       14,983,192
Shares redeemed               (420,616)     (9,403,060)       (503,891)     (11,938,567)
                               -------    ------------      ----------     ------------

     Net increase              166,636    $  3,489,760         529,190     $ 12,372,497
                               -------    ------------      ----------     ------------
                               -------    ------------      ----------     ------------

GLOBAL HARD ASSETS PORTFOLIO

                               FOR THE SIX MONTHS ENDED               YEAR ENDED
                                     JUNE 30, 1999                 DECEMBER 31, 1998
                              ---------------------------------------------------------
                                SHARES        DOLLARS          SHARES         DOLLARS
                                ------        -------          ------         -------
Shares issued                   89,806      $  717,002         193,513     $  1,631,108
Shares issued as reinvestment
   of dividends                  9,544          72,099           5,873           52,180
Shares redeemed                (92,466)       (772,552)       (209,525)      (1,848,314)
                               -------    ------------      ----------     ------------
     Net increase (decrease)     6,884      $   16,549         (10,139)    $   (165,026)
                               -------    ------------      ----------     ------------
                               -------    ------------      ----------     ------------

EMERGING GROWTH PORTFOLIO

                               FOR THE SIX MONTHS ENDED               YEAR ENDED
                                     JUNE 30, 1999                 DECEMBER 31, 1998
                              ---------------------------------------------------------
                                SHARES        DOLLARS          SHARES         DOLLARS
                                ------        -------          ------         -------
Shares issued                  399,667    $  9,642,605       1,257,911      $24,404,057
Shares issued as reinvestment
   of dividends                 20,335         468,598         170,978        3,023,470
Shares redeemed               (230,249)     (5,536,783)       (490,481)      (9,317,258)
                               -------    ------------      ----------     ------------

     Net increase              189,753    $  4,574,420         938,408      $18,110,269
                               -------    ------------      ----------     ------------
                               -------    ------------      ----------     ------------


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

JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

CAPITAL GROWTH STOCK PORTFOLIO
                                 FOR THE SIX MONTHS ENDED               YEAR ENDED
                                       JUNE 30, 1999                 DECEMBER 31, 1998
                              ---------------------------------------------------------
                                  SHARES        DOLLARS          SHARES         DOLLARS
                                  ------        -------          ------         -------
Shares issued                  1,050,920    $ 31,099,613       1,446,669    $ 36,281,815
Shares issued as reinvestment
   of dividends                  583,668      16,688,505         211,952       4,549,478
Shares redeemed                  (86,456)     (2,563,233)       (407,453)    (10,141,029)
                               ---------    ------------      ----------    -------------

     Net increase              1,548,132    $ 45,224,885       1,251,168    $ 30,690,264
                               ---------    ------------      ----------    -------------
                               ---------    ------------      ----------    -------------

SMALL COMPANY PORTFOLIO

                                 FOR THE SIX MONTHS ENDED               YEAR ENDED
                                       JUNE 30, 1999                 DECEMBER 31, 1998
                              ---------------------------------------------------------
                                  SHARES        DOLLARS          SHARES         DOLLARS
                                  ------        -------          ------         -------
Shares issued                    158,941    $  2,383,940         834,248     $ 15,895,855
Shares issued as reinvestment
   of dividends                  617,583       9,761,271         422,227        8,677,237
Shares redeemed                 (387,204)     (5,858,372)       (423,026)      (8,361,687)
                               ---------    ------------      ----------    -------------

     Net increase                389,320    $  6,286,839         833,449     $ 16,211,405
                               ---------    ------------      ----------    -------------
                               ---------    ------------      ----------    -------------
GROWTH PORTFOLIO

                                 FOR THE SIX MONTHS ENDED               YEAR ENDED
                                       JUNE 30, 1999                 DECEMBER 31, 1998
                              ---------------------------------------------------------
                                  SHARES        DOLLARS          SHARES         DOLLARS
                                  ------        -------          ------         -------
Shares issued                    398,985     $ 5,656,731       1,007,173     $ 10,464,685
Shares issued as reinvestment
   of dividends                   11,575         165,744               -                -
Shares redeemed                  (54,434)       (750,262)       (126,900)      (1,390,283)
                               ---------    ------------      ----------    -------------
     Net increase                356,126     $ 5,072,213         880,273     $  9,074,402
                               ---------    ------------      ----------    -------------
                               ---------    ------------      ----------    -------------

GROWTH AND INCOME PORTFOLIO

                                 FOR THE SIX MONTHS ENDED               YEAR ENDED
                                       JUNE 30, 1999                 DECEMBER 31, 1998
                              ---------------------------------------------------------
                                  SHARES        DOLLARS          SHARES         DOLLARS
                                  ------        -------          ------         -------
Shares issued                   367,331    $  7,227,151       1,172,029    $  21,565,743
Shares issued as reinvestment
   of dividends                  54,012       1,025,140         588,835       10,072,665
Shares redeemed                (214,159)     (4,217,950)       (664,326)     (11,954,710)
                              ---------    ------------      ----------    -------------

     Net increase               207,184    $  4,034,341       1,096,538    $  19,683,698
                              ---------    ------------      ----------    -------------
                              ---------    ------------      ----------    -------------


--------------------------------------------------------------------------------

                                             JEFFERSON PILOT VARIABLE FUND, INC.
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

BALANCED PORTFOLIO

                               FOR THE SIX MONTHS ENDED               YEAR ENDED
                                     JUNE 30, 1999                 DECEMBER 31, 1998
                              ---------------------------------------------------------
                                SHARES        DOLLARS          SHARES         DOLLARS
                                ------        -------          ------         -------
Shares issued                   429,419    $  5,526,061         697,627     $  8,776,809
Shares issued as reinvestment
   of dividends                 299,519       3,800,882         301,238        3,539,231
Shares redeemed                (175,230)     (2,282,215)       (163,928)      (2,058,486)
                              ---------    ------------      ----------    -------------

     Net increase               553,708    $  7,044,728         834,937     $ 10,257,554
                              ---------    ------------      ----------    -------------
                              ---------    ------------      ----------    -------------

HIGH YIELD BOND PORTFOLIO

                               FOR THE SIX MONTHS ENDED               YEAR ENDED
                                     JUNE 30, 1999                 DECEMBER 31, 1998
                              ---------------------------------------------------------
                                SHARES        DOLLARS          SHARES         DOLLARS
                                ------        -------          ------         -------
Shares issued                   411,996    $  4,035,915       1,294,477     $ 13,092,077
Shares issued as reinvestment
   of dividends                  53,246         505,196               -                -
Shares redeemed                (241,196)     (2,371,319)       (454,581)      (4,517,015)
                              ---------    ------------      ----------    -------------

     Net increase               224,046    $  2,169,792         839,896     $  8,575,062
                              ---------    ------------      ----------    -------------
                              ---------    ------------      ----------    -------------

MONEY MARKET PORTFOLIO

                               FOR THE SIX MONTHS ENDED               YEAR ENDED
                                     JUNE 30, 1999                 DECEMBER 31, 1998
                              ---------------------------------------------------------
                                SHARES        DOLLARS           SHARES         DOLLARS
                                ------        -------           ------         -------
Shares issued                  2,880,067   $  30,157,248       4,602,276    $  48,227,174
Shares issued as reinvestment
   of dividends                   79,554         825,203          46,686          477,433
Shares redeemed               (2,040,801)    (21,402,534)     (3,217,716)     (33,720,871)
                               ---------    ------------      ----------    -------------
     Net increase                918,820   $   9,579,917       1,431,246    $  14,983,736
                               ---------    ------------      ----------    -------------
                               ---------    ------------      ----------    -------------

NOTE F--YEAR 2000

Many computer systems use six-digit fields to store and/or calculate dates. With the approach of the year 2000, certain programs and systems will need to be enhanced in order to recognize the difference between the year 1900 and the year 2000. Failure to adequately address this issue could have a negative impact on JPIA's ability to process security transactions, determine net asset values, and process shareholder activity. JPIA is taking steps that is believes are reasonably designed to address this problem with respect to its computer systems and to obtain reasonable assurances that comparable steps are being taken by the Company's major service providers.


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